Document and Entity Information	3 Months Ended
Mar. 30, 2013
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar 30, 2013
Trading Symbol	BERY
Entity Registrant Name	BERRY PLASTICS GROUP INC
Entity Central Index Key	0001378992
Entity Filer Category	Non-accelerated Filer

Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Mar. 30, 2013	Sep. 29, 2012	Oct. 01, 2011
Current assets:
Cash and cash equivalents	$ 16	$ 87	$ 42
Accounts receivable	458	455	543
Finished goods	357	306	338
Raw materials and supplies	253	229	240
Inventories	610	535	578
Deferred income taxes	130	114	62
Prepaid expenses and other current assets	35	42	30
Total current assets	1,249	1,233	1,255
Property, plant and equipment	1,242	1,216	1,250
Goodwill, intangible assets and deferred costs	2,579	2,636	2,704
Other assets	12	21	8
Total assets	5,082	5,106	5,217
Current liabilities:
Accounts payable	375	306	352
Accrued expenses and other current liabilities	300	300	286
Current portion of long-term debt	57	40	46
Total current liabilities	732	646	684
Long-term debt, less current portion	3,942	4,431	4,581
Deferred income taxes	330	315	233
Other long-term liabilities	393	166	170
Total liabilities	5,397	5,558	5,668
Commitments and contingencies
Redeemable shares		23	16
Stockholders' equity (deficit):
Common stock, value	1	1	1
Paid-in capital	301	131	142
Notes receivable-common stock	(1)	(2)	(2)
Non controlling interest	3	3	3
Accumulated deficit	(570)	(561)	(563)
Accumulated other comprehensive loss	(49)	(47)	(48)
Total stockholders' equity (deficit)	(315)	(475)	(467)
Total liabilities and stockholders' equity (deficit)	$ 5,082	$ 5,106	$ 5,217

Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Mar. 30, 2013	Sep. 29, 2012	Oct. 01, 2011
Accounts receivable, allowance for doubtful accounts	$ 3	$ 3	$ 4
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	400,000,000	400,000,000	400,000,000
Common stock, shares issued	113,164,457	84,696,218	84,696,218
Common stock, shares outstanding	113,093,973	83,209,232	83,863,047
As previously reported
Common stock, shares outstanding		83,188,488

Consolidated Statements Of Operations And Comprehensive Income (Loss) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Mar. 30, 2013	Mar. 31, 2012	Sep. 29, 2012	Oct. 01, 2011	Oct. 02, 2010
Net sales	$ 1,150	$ 1,183	$ 2,222	$ 2,320	$ 4,766	$ 4,561	$ 4,257
Costs and expenses:
Cost of goods sold	936	979	1,831	1,964	3,949	3,878	3,667
Selling, general and administrative	75	84	152	156	308	275	272
Amortization of intangibles	27	26	54	54	109	106	107
Restructuring and impairment charges	1	3	6	26	31	221	41
Other operating expenses	2	11	7	20	44	39	46
Operating income	111	91	179	120	325	42	124
Other expense (income)					(7)	61	(27)
Debt extinguishment	48		64		(1)	(4)	(13)
Other income	(1)	2	(4)	(2)		61	(27)
Interest expense	61	83	131	166	328	327	313
Income (loss) before income taxes	3	6	(12)	(44)	4	(346)	(162)
Income tax expense (benefit)	2	4	(3)	(15)	2	(47)	(49)
Net income (loss)	1	2	(9)	(29)	2	(299)	(113)
Comprehensive income (loss):
Currency translation					6	(10)	6
Interest rate hedges					4	(8)
Other Comprehensive Income (Loss),Defined benefit pension and retiree health benefit plans					(14)	(14)	(12)
Provision for income taxes related to other comprehensive income items					5	7	7
Comprehensive income (loss)	$ (4)	$ 10	$ (11)	$ (20)	$ 3	$ (324)	$ (112)
Net income (loss) per share:
Basic	$ 0.01	$ 0.02	$ (0.08)	$ (0.35)	$ 0.02	$ (3.55)	$ (1.34)
Diluted	$ 0.01	$ 0.02	$ (0.08)	$ (0.35)	$ 0.02	$ (3.55)	$ (1.34)
Weighted-average number of shares outstanding: (thousands)
Basic	113,034	83,508	112,193	83,680	83,435	84,121	84,525
Diluted	118,197	84,574	112,193	83,680	86,644	84,121	84,525

Consolidated Statements Of Changes In Stockholders' Equity (USD $) In Millions	Total	Common Stock	Paid-in Capital	Notes Receivable - Common Stock	Noncontrolling Interest	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit
Balance at Sep. 26, 2009	$ (20)	$ 1	$ 160	$ (2)		$ (28)	$ (151)
Stock compensation expense	1		1
Derivative amortization	4					4
Fair value adjustment of redeemable stock	(14)		(14)
Net Income (loss)	(113)						(113)
Currency translation	6					6
Defined benefit pension and retiree health benefit plans, net of tax	(5)					(5)
Balance at Oct. 02, 2010	(141)	1	147	(2)		(23)	(264)
Stock compensation expense	2		2
Non controlling interest	3				3
Interest rate hedge, net of tax	(6)					(6)
Fair value adjustment of redeemable stock	(7)		(7)
Net Income (loss)	(299)						(299)
Currency translation	(10)					(10)
Defined benefit pension and retiree health benefit plans, net of tax	(9)					(9)
Balance at Oct. 01, 2011	(467)	1	142	(2)	3	(48)	(563)
Balance at Sep. 30, 2011	(467)		143	(2)	3	(48)	(563)
Stock compensation expense	2		2
Derivative amortization	1					1
Fair value adjustment of redeemable stock	(2)		(2)
Net Income (loss)	(29)						(29)
Currency translation	8					8
Balance at Mar. 31, 2012	(487)		143	(2)	3	(39)	(592)
Balance at Oct. 01, 2011	(467)	1	142	(2)		(48)	(563)
Stock compensation expense	2		2
Derivative amortization	3					3
Fair value adjustment of redeemable stock	(13)		(13)
Net Income (loss)	2						2
Currency translation	6					6
Defined benefit pension and retiree health benefit plans, net of tax	(8)					(8)
Balance at Sep. 29, 2012	(475)	1	131	(2)	3	(47)	(561)
Proceeds from issuance of common stock	4		4
Stock compensation expense	5		5
Repayment of note receivable	1			1
Termination of redeemable shares redemption requirement	23		23
Proceeds from initial public offering	438		438
Initial obligation under tax receivable agreement	(300)		(300)
Derivative amortization	2					2
Interest rate hedge, net of tax	(2)					(2)
Net Income (loss)	(9)						(9)
Currency translation	(2)					(2)
Balance at Mar. 30, 2013	$ (315)	$ 1	$ 301	$ (1)	$ 3	$ (49)	$ (570)

Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Sep. 29, 2012	Oct. 01, 2011	Oct. 02, 2010
Cash Flows from Operating Activities:
Net Income (loss)	$ (9)	$ (29)	$ 2	$ (299)	$ (113)
Adjustments to reconcile net cash from operating activities:
Depreciation	118	122	246	238	210
Amortization of intangibles	54	54	109	106	107
Non-cash interest expense	8	12	24	21	31
Deferred income tax expense (benefit)	(3)	(17)	1	(51)	(52)
Write-off of deferred financing fees and loss on extinguishment of debt				68	1
Loss on disposal and impairment of assets		20
Non-cash gain on debt repurchase	64		(1)	(4)	(13)
Deferred income taxes			1	(51)	(52)
Impairment of long-lived assets and goodwill		20	20	200	19
Other non-cash expense (income)	2	4	6	(3)	(14)
Changes in operating assets and liabilities:
Accounts receivable, net	(1)	54	95	(11)	(41)
Inventories	(73)	(4)	37	59	(118)
Prepaid expenses and other assets	13	(3)	(7)	25	12
Accounts payable and other liabilities	(8)	(58)	(53)	(22)	83
Net cash from operating activities	165	155	479	327	112
Cash Flows from Investing Activities:
Additions to property, plant and equipment	(107)	(106)	(230)	(160)	(223)
Proceeds from disposal of assets	2	8	30	5	29
Acquisition of businesses, net of cash acquired	(20)	7	(55)	(368)	(658)
Net cash flow from investing activities	(125)	(91)	(255)	(523)	(852)
Cash Flows from Financing Activities:
Proceeds from long-term borrowings	1,392		2	995	1,097
Repayment of long-term debt	(1,902)	(68)	(175)	(880)	(178)
Proceeds from issuance of common stock	4
Repayment of notes receivable	1
Purchase of common stock		(6)	(6)	(2)	(3)
Payment of tax receivable agreement	(5)
Debt financing costs	(39)			(23)	(38)
Proceeds from initial public offering	438
Net cash from financing activities	(111)	(74)	(179)	90	878
Effect of currency translation on cash
Net increase (decrease) in cash and cash equivalents	(71)	(10)	45	(106)	138
Cash and cash equivalents at beginning of period	87	42	42	148	10
Cash and cash equivalents at end of period	$ 16	$ 32	$ 87	$ 42	$ 148

Background	6 Months Ended
Mar. 30, 2013
Background
1.	Background

Berry Plastics Group, Inc. (“Berry” or the “Company”) is a leading provider of value-added plastic consumer packaging and engineered materials with a track record of delivering high-quality customized solutions to our customers. Representative examples of our products include thermoform drink cups, thin-wall containers, blow-molded bottles, specialty closures, prescription vials, specialty plastic films, adhesives and corrosion protection materials. We sell our solutions predominantly into consumer-oriented end-markets, such as food and beverage, healthcare and personal care.

Basis of Presentation	6 Months Ended
Mar. 30, 2013
Basis of Presentation
2.	Basis of Presentation

As of March 30, 2013, Berry was majority owned by affiliates of Apollo Management, L.P. (“Apollo”) and Graham Partners (“Graham”). Berry, through its wholly-owned subsidiaries operates in four primary segments: Rigid Open Top, Rigid Closed Top, Engineered Materials, and Flexible Packaging. The Company’s customers are located principally throughout the United States, without significant concentration in any one region or with any one customer. The accompanying unaudited Consolidated Financial Statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) pursuant to the rules and regulations of the Securities and Exchange Commission for interim reporting. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring adjustments) considered necessary for a fair presentation have been included. Operating results for the periods presented are not necessarily indicative of the results that may be expected for the full fiscal year. For further information, refer to the consolidated financial statements and footnotes thereto included in the Company’s Form 10-K filed with the Securities and Exchange Commission for the fiscal year end September 29, 2012. All intercompany transactions have been eliminated. The Company issued financial statements by filing with the Securities and Exchange Commission and has evaluated subsequent events up to the time of the filing.

Reclassification Adjustments

Certain amounts in the prior year financial statements have been reclassified to conform to the current year presentation. The Company historically presented Other operating expenses in its Consolidated Statements of Operations, which consisted predominately of business optimization costs and management fees to affiliates of Apollo and Graham. The Company has eliminated separate presentation of Other operating expenses from its Consolidated Statements of Operations to better align with the way the Company is reviewing its operating results. For the quarterly periods and two quarterly periods ended March 30, 2013 and March 31, 2012 business optimization costs were $2 million and $7 million and $11 million and $20 million, respectively and are included in Cost of goods sold. The Company recorded management fees of $3 million and $5 million for the quarterly period and two quarterly periods ended March 31, 2012, respectively and are included in Selling, general and administrative expense. The Company’s management fee agreement with Apollo and other investors terminated upon completion of the initial public offering.

Initial Public Offering

In October 2012, the Company filed an initial public offering and sold 29,411,764 shares of common stock at $16.00 per share. In conjunction with the initial public offering the Company executed a 12.25 for one stock split of the Company’s common stock. The effect of the stock split on outstanding shares and earnings per share has been retroactively applied to all periods presented. Transaction fees totaling $33 million were included in Paid-in capital on the Consolidated Balance Sheets. Proceeds, net of transaction fees, of $438 million and cash from operations were used to repurchase $455 million of 11% Senior Subordinated Notes due September 2016. As part of the repurchase the Company paid premiums of $13 million and wrote-off $3 million of deferred financing fees.

Tax Receivable Agreement

In connection with the initial public offering, the Company entered into an income tax receivable agreement (“TRA”) that provides for the payment to pre-initial public offering stockholders, option holders and holders of our stock appreciation rights, 85% of the amount of cash savings, if any, in U.S. federal, foreign, state and local income tax that are actually realized (or are deemed to be realized in the case of a change of control) as a result of the utilization of our and our subsidiaries’ net operating losses attributable to periods prior to the initial public offering. The Company expects to pay between $300 million and $350 million in cash related to this agreement. This range is based on the Company’s assumptions using various items, including valuation analysis and current tax law. Upon the effective date of the TRA, the Company recorded an initial obligation of $300 million which is recognized as a reduction of Paid-in capital on the Consolidated Balance Sheet as of March 30, 2013. Changes in the recorded net deferred income tax assets will result in changes in the TRA obligation, and such changes will be recorded as Other expense (income) in the Consolidated Statement of Operations. Payments under the TRA are not conditioned upon the parties’ continued ownership of the Company.

Redeemable Common Stock

As of September 29, 2012, the Company had entered into agreements with former employees that required the Company to redeem this common stock at pre-determined dates. Historical redemption of this stock was based on the fair value of the stock on the fixed redemption date. This redeemable common stock was recorded at its fair value in temporary equity and changes in the fair value were recorded in additional paid in capital each period. Upon completion of the initial public offering, the redemption requirement terminated resulting in the Company reclassifying the shares into equity on the Consolidated Balance Sheets.

Other Related Party Transactions

The Company recorded management fees of $3 million and $5 million for the quarterly period and two quarterly periods ended March 31, 2012, respectively, charged by Apollo and other investors to the Company. The Company’s management fee agreement with Apollo and other investors terminated upon completion of the initial public offering.

BP Parallel LLC, a non-guarantor subsidiary of the Company, invested $21 million to purchase assignments of $21 million of unsecured term loan during the quarter ended December 29, 2012. Of the $21 million assignments purchased, $14 million were purchased from third parties affiliated with Apollo.

In connection with our initial public offering in October 2012, the Company paid a $1 million underwriting fee to Apollo Global Securities, LLC, an affiliate of Apollo that served as a manager of the offering.

In connection with the incremental term loan Berry Plastics Corporation entered into in February 2013, the Company paid a $1 million underwriting fee to Apollo Global Securities, LLC, an affiliate of Apollo that served as a manager of the offering.

Acquisitions	6 Months Ended	12 Months Ended
	Mar. 30, 2013	Sep. 29, 2012
Acquisitions
3.	Acquisitions

Stopaq®

In June 2012, the Company acquired 100% of the shares of Frans Nooren Beheer B.V. and its operating companies (“Stopaq”) for a purchase price of $65 million ($62 million, net of cash acquired). Stopaq is the inventor and manufacturer of patented visco-elastic technologies for use in corrosion prevention, sealing and insulation applications ranging from pipelines to subsea piles to rail and cable joints. The newly added business is operated in the Company’s Engineered Materials reporting segment. To finance the purchase, the Company used cash on hand and existing credit facilities. The Stopaq acquisition has been accounted for under the purchase method of accounting, and accordingly, the preliminary purchase price has been allocated to the identifiable assets and liabilities based on estimated fair values at the acquisition date. The Company has not finalized the purchase price allocation to the fair value on fixed assets, deferred income taxes and intangibles. The Company has recognized goodwill on this transaction as a result of expected synergies. A portion of the goodwill will not be deductible for tax purposes.

Prime Label

In October 2012, the Company acquired 100% of the shares of Prime Label and Screen Incorporated (“Prime Label”) for a purchase price of $20 million. Prime Label is a leader in specialty re-sealable labels, including a patented rigid lens closure system. The newly added business is operated in the Company’s Flexible Packaging reporting segment. To finance the purchase, the Company used cash on hand and existing credit facilities. The Prime Label acquisition has been accounted for under the purchase method of accounting, and accordingly, the preliminary purchase price has been allocated to the identifiable assets and liabilities based on estimated fair values at the acquisition date. The Company has not finalized the purchase price allocation to the fair value on deferred income taxes and intangibles. The Company has recognized goodwill on this transaction as a result of expected synergies. A portion of the goodwill will not be deductible for tax purposes.

2.	Acquisitions

The Company maintains a selective and disciplined acquisition strategy, which is focused on improving our long-term financial performance, enhancing our market positions, and expanding our product lines or, in some cases, providing us with a new or complementary product line. Most businesses we have acquired had profit margins that are lower than that of our existing business, which resulted in a temporary decrease in our margins. The Company has historically achieved significant reductions in manufacturing and overhead costs of acquired companies by introducing advanced manufacturing processes, exiting low-margin businesses or product lines, reducing headcount, rationalizing facilities and machinery, applying best practices and capitalizing on economies of scale. In connection with our acquisitions, we have in the past and may in the future incur charges related to these reductions and rationalizations.

The Company has a long history of acquiring and integrating companies. The Company has been able to achieve these synergies by eliminating duplicative costs and rationalizing facilities and integrating the production into the most efficient operating facility. While the expected benefits on earnings are estimated at the commencement of each transaction, once the execution of the plan and integration occur, the Company is generally unable to accurately estimate or track what the ultimate effects on future earnings have been due to systems integrations and movement of activities to multiple facilities. The historical business combinations have not allowed the Company to accurately separate realized synergies compared to what was initially identified during the due diligence phase of each acquisition.

Stopaq®

In June 2012, the Company acquired 100% of the shares of Frans Nooren Beheer B.V. and its operating companies (“Stopaq”) for a purchase price of $65 ($62, net of cash acquired). Stopaq is the inventor and manufacturer of patented visco-elastic technologies for use in corrosion prevention, sealing and insulation applications ranging from pipelines to subsea piles to rail and cable joints. The newly added business is operated in the Company’s Engineered Materials reporting segment. To finance the purchase, the Company used cash on hand and existing credit facilities. The Stopaq acquisition has been accounted for under the purchase method of accounting, and accordingly, the preliminary purchase price has been allocated to the identifiable assets and liabilities based on estimated fair values at the acquisition date. The Company has not finalized the purchase price allocation to the fair value on fixed assets, deferred income taxes, intangibles and is reviewing all the working capital acquired. The Company has recognized goodwill on this transaction as a result of expected synergies. A portion of the goodwill will not be deductible for tax purposes.

Rexam Specialty and Beverage Closures

In September 2011, the Company acquired 100% of the capital stock of Rexam Closures Kentucky Inc., Rexam Delta Inc., Rexam Closures LLC, Rexam Closure Systems LLC, Rexam de Mexico S. de R.L. de C.V., Rexam Singapore PTE Ltd., Rexam Participacoes Ltda. and Rexam Plasticos do Brasil Ltda. (collectively, “Rexam SBC”) pursuant to an Equity Purchase Agreement by and among Rexam Inc., Rexam Closures and Containers Inc., Rexam Closure Systems Inc., Rexam Plastic Packaging Inc., Rexam Brazil Closure Inc., Rexam Beverage Can South America S.A. and the Company. The aggregate purchase price was $351 ($340, net of cash acquired). Rexam SBC’s primary products include plastic closures, fitments and dispensing closure systems, and jars. The newly added business is operated in the Company’s Rigid Closed Top reporting segment. To finance the purchase, the Company used cash on hand and existing credit facilities. The Rexam SBC acquisition has been accounted for under the purchase method of accounting, and accordingly, the purchase price has been allocated to the identifiable assets and liabilities based on estimated fair values at the acquisition date.

The acquisition was accounted for as a business combination using the purchase method of accounting. The Company has recognized goodwill on this transaction as a result of expected synergies. A portion of the goodwill will not be deductible for tax purposes. The following table summarizes the allocation of purchase price:

Working capital	$80
Property and equipment	199
Intangible assets	43
Goodwill	60
Other long-term liabilities	(31)

Net assets acquired	$351

Pro forma net sales were $4,996 and $4,943 and unaudited pro forma net losses were $307 and $186 for fiscal 2011 and 2010, respectively. The pro forma net sales and net loss assume that the Rexam SBC and Pliant Corporation acquisition had occurred as of the beginning of the respective periods.

The pro forma information presented above is for informational purposes only and is not necessarily indicative of the operating results that would have occurred had the Rexam SBC acquisition been consummated at the beginning of the respective period, nor is it necessarily indicative of future operating results. Further, the information reflects only pro forma adjustments for additional interest expense, amortization and closing expenses, net of the applicable income tax effects.

Restructuring And Impairment Charges	6 Months Ended	12 Months Ended
	Mar. 30, 2013	Sep. 29, 2012
Restructuring And Impairment Charges
4.	Restructuring and Impairment Charges

The Company incurred restructuring costs related to severance, asset impairment and facility exit costs of $1 million and $3 million for the quarterly period ended and $6 million and $26 million for the two quarterly periods ended March 30, 2013 and March 31, 2012, respectively. The tables below set forth the significant components of the restructuring charges recognized for the quarterly period ended March 30, 2013 and March 31, 2012, by segment:

	Quarterly Period Ended		Two Quarterly Periods Ended
	March 30, 2013	March 31, 2012	March 30, 2013	March 31, 2012
Rigid Open Top
Severance and termination benefits	$—	$—	$1	$—

Total	$—	$—	$1	$—

Rigid Closed Top
Severance and termination benefits	$1	$—	$2	$2
Facility exit costs and other	—	1	1	1
Asset impairment	—	1	—	4

Total	$1	$2	$3	$7

Engineered Materials
Severance and termination benefits	$—	$1	$1	$2
Facility exit costs and other	—	—	—	1
Asset impairment	—	—	—	16

Total	$—	$1	$1	$19

Flexible Packaging
Severance and termination benefits	$—	$—	$—	$—
Facility exit costs and other	—	—	1	—
Asset impairment	—	—	—	—

Total	$—	$—	$1	$—

Consolidated
Severance and termination benefits	$1	$1	$4	$4
Facility exit costs and other	—	1	2	2
Asset impairment	—	1	—	20

Total	$1	$3	$6	$26

The table below sets forth the activity with respect to the restructuring accrual at September 29, 2012 and March 30, 2013:

	Severance and termination benefits	Facilities exit costs and other	Non-cash	Total
Balance at October 1, 2011	$4	$3	$—	$7
Charges	7	4	20	31
Non-cash asset impairment	—	—	(20)	(20)
Cash payments	(7)	(4)	—	(11)

Balance at September 29, 2012	4	3	—	7
Charges	4	2	—	6
Cash payments	(4)	(3)	—	(7)

Balance at March 30, 2013	$4	$2	$—	$6

10.	Restructuring and Impairment Charges

The Company announced various restructuring plans in the last three fiscal years which included shutting down facilities in all four of the Company’s operating segments.

During fiscal 2010, the Company announced the intention to shut down four manufacturing facilities within its Engineered Materials division. The affected business accounted for $91 of annual net sales with majority of the operations transferred to other facilities. The Company also announced the intention to shut down a manufacturing facility within its Flexible Packaging division. The affected business accounted for less than $22 of annual net sales with majority of the operations transferred to other facilities. The Company recorded $19 of non-cash asset impairment costs in fiscal 2010 related to these restructuring plans and has been reported as Restructuring and impairment charges in the Consolidated Statements of Operations. These impairments were for buildings and equipment that exceeded net realizable value as of the valuation dates.

During fiscal 2011, the Company announced the intention to shut down two facilities within its Engineered Materials division. The affected business accounted for approximately $106 of annual net sales with the majority of the operations transferred to other facilities. The Company also announced its intention to shut down a manufacturing location within its Flexible Packaging division. The affected business accounted for approximately $24 of annual net sales with the majority of the operations transferred to other facilities. The Company also announced its intention to shut down a manufacturing location within its Rigid Closed Top division. The affected business accounted for approximately $14 of annual net sales with the majority of the operations transferred to other facilities. The Company recorded $35 of non-cash asset impairment costs in fiscal 2011 related to these restructuring plans and has been reported as Restructuring and impairment charges in the Consolidated Statements of Operations. These impairments were for buildings and equipment that exceeded net realizable value as of the valuation dates.

During fiscal 2012, the Company announced the intention to shut down three facilities one each in Rigid Closed Top, Engineered Materials and Flexible Packaging divisions. The affected Rigid Closed Top, Engineered Materials, and Flexible Packaging businesses accounted for approximately $14, $71, and $24 of annual net sales, with the majority of the operations transferred to other facilities. During the first fiscal quarter the Company made the decision to exit operations in the Engineered Materials division. This decision resulted in non-cash impairment charges of $17 related to certain customer lists deemed to have no further value recorded in Restructuring and impairment charges on the Consolidated Statement of Operations. The exited operations were immaterial to the Company and Engineered Materials segment.

The table below sets forth the Company’s estimate of the total cost of the restructuring programs since 2007, the portion recognized through fiscal year-end 2012 and the portion expected to be recognized in a future period:

	Expected Total Costs	Cumulative charges through Fiscal 2012	To be Recognized in Future
Severance and termination benefits	$34	$34	$—
Facility exit costs	52	50	2
Asset impairment	100	100	—
Other	4	4	—

Total	$190	$188	$2

The tables below sets forth the significant components of the restructuring charges recognized for the fiscal years ended 2012 2011 and 2010, by segment:

	Fiscal Year
	2012	2011	2010
Rigid Open Top
Severance & termination benefits	$—	$2	$—
Facility exit costs	—	—	2

Total	$—	$2	$2

Rigid Closed Top
Severance & termination benefits	$3	$3	$—
Facility exit costs	2	1	3
Non-cash asset impairment	4	4	—

Total	$9	$8	$3

Engineered Materials
Severance & termination benefits	$4	$2	$—
Facility exit costs	2	7	4
Non-cash asset impairment	16	22	9

Total	$22	$31	$13

Flexible Packaging
Severance & termination benefits	$—	$4	$7
Facility exit costs	—	2	6
Non-cash asset impairment	—	9	10

Total	$—	$15	$23

Consolidated
Severance & termination benefits	$7	$11	$7
Facility exit costs	4	10	15
Non-cash asset impairment	20	35	19

Total	$31	$56	$41

The table below sets forth the activity with respect to the restructuring accrual as of fiscal 2012 and 2011:

	Employee Severance and Benefits	Facility Exit Costs	Non-cash charges	Total
Balance as of fiscal 2010	$3	$3	$—	$6
Charges	11	10	35	56
Non-cash asset impairment	—	—	(35)	(35)
Cash payments	(10)	(10)	—	(20)

Balance as of fiscal 2011	4	3	—	7

Charges	7	4	20	31
Non-cash asset impairment	—	—	(20)	(20)
Cash payments	(7)	(4)	—	(11)

Balance as of fiscal 2012	$4	$3	$—	$7

The restructuring costs accrued as of fiscal year-end 2012 will result in future cash outflows, which are not expected to be material.

Accrued Expenses, Other Current Liabilities and Other Long-Term Liabilities	6 Months Ended	12 Months Ended
	Mar. 30, 2013	Sep. 29, 2012
Accrued Expenses, Other Current Liabilities and Other Long-Term Liabilities
5.	Accrued Expenses, Other Current Liabilities and Other Long-Term Liabilities

The following table sets forth the totals included in Accrued expenses and other current liabilities on the Consolidated Balance Sheets.

	March 30, 2013	September 29, 2012
Employee compensation, payroll and other taxes	$79	$95
Interest	42	60
Rebates	59	68
TRA obligation	63	—
Other	55	77

	$300	$300

The following table sets forth the totals included in Other long-term liabilities on the Consolidated Balance Sheets.

	March 30, 2013	September 29, 2012
Lease retirement obligation	$21	$20
Sale-lease back deferred gain	33	34
Pension liability	82	84
TRA obligation	232	—
Other	25	28

	$393	$166

7.	Accrued Expenses, Other Current Liabilities and Other Long-Term Liabilities

The following table sets forth the totals included in Accrued expenses and other current liabilities as of fiscal year-end 2012 and 2011.

	2012	2011
Employee compensation, payroll and other taxes	$95	$101
Interest	60	63
Rebates	68	60
Other	77	62

	$300	$286

The following table sets forth the totals included in Other long-term liabilities as of fiscal year-end 2012 and 2011.

	2012	2011
Lease retirement obligation	$20	$20
Sale-lease back deferred gain	34	35
Pension liability	84	79
Other	28	36

	$166	$170

Long-Term Debt	6 Months Ended	12 Months Ended
	Mar. 30, 2013	Sep. 29, 2012
Long-Term Debt
6.	Long-Term Debt

Long-term debt consists of the following:

	Maturity Date	March 30, 2013	September 29, 2012
Term loan	April 2015	$1,128	$1,134
Term loan	February 2020	1,400	—
Revolving line of credit	June 2016	51	73
9 1/2% Second Priority Senior Secured Notes	May 2018	500	500
9 3/4% Second Priority Senior Secured Notes	January 2021	800	800
Senior Unsecured Term Loan	June 2014	18	39
Retired debt		—	1,845
Debt discount, net		(8)	(11)
Capital leases and other	Various	110	91

		3,999	4,471
Less current portion of long-term debt		(57)	(40)

		$3,942	$4,431

The Company’s senior secured credit facilities consist of $2.5 billion term loan and $650 million asset based revolving line of credit. The availability under the revolving line of credit is the lesser of $650 million or based on a defined borrowing base which is calculated based on available accounts receivable and inventory. The revolving line of credit allows up to $130 million of letters of credit to be issued instead of borrowings under the revolving line of credit. At March 30, 2013, the Company had $51 million outstanding on the revolving credit facility, $43 million outstanding letters of credit and a $38 million borrowing base reserve providing unused borrowing capacity of $518 million under the revolving line of credit. The Company was in compliance with all covenants as of March 30, 2013.

In October 2012, the Company filed an initial public offering and sold 29,411,764 shares of common stock at $16.00 per share. Proceeds, net of transaction fees, of $438 million and cash from operations were used to repurchase $455 million of 11% Senior Subordinated Notes.

In December 2012, BP Parallel LLC, invested $21 million to purchase assignments at then-prevailing market prices of $21 million of principal of the Senior Unsecured Term Loan.

In February 2013, the Company entered into an incremental assumption agreement to increase the commitments under Berry Plastics Corporation’s existing term loan credit agreement by $1.4 billion. Berry Plastics Corporation borrowed loans in an aggregate principal amount equal to the full amount of the commitments on such date. The incremental term loans bear interest at LIBOR plus 2.50% per annum with a LIBOR floor of 1.00%, mature in February 2020 and are subject to customary amortization. The proceeds from the incremental term loan, in addition to borrowings under the revolving credit facility, were used to (a) satisfy and discharge all of Berry Plastics Corporation’s outstanding (i) Second Priority Senior Secured Floating Rate Notes due 2014, (ii) First Priority Senior Secured Floating Rate Notes due 2015, (iii) 10 1/4% Senior Subordinated Notes due 2016 and (iv) 8 1/4% First Priority Senior Secured Notes due 2015, which, in each case, were called for redemption in February 2013 and the related indentures and (b) pay related fees and expenses. The Company recognized a $48 million loss on extinguishment of debt related to this debt refinancing.

3.	Long-Term Debt

Long-term debt consists of the following as of fiscal year-end 2012 and 2011:

	Maturity Date	2012	2011
Term loan	April 2015	$1,134	$1,146
Revolving line of credit	June 2016	73	195
First Priority Senior Secured Floating Rate Notes	February 2015	681	681
8 1/4% First Priority Notes	November 2015	370	370
Second Priority Senior Secured Floating Rate Notes	September 2014	210	210
9 1/2% Second Priority Notes	May 2018	500	500
Senior Unsecured Term Loan	June 2014	39	56
9 3/4% Second Priority Notes	January 2021	800	800
10 1/4% Senior Subordinated Notes	March 2016	127	127
11% Senior Subordinated Notes	September 2016	455	455
Debt discount, net		(9)	(13)
Capital leases and other	Various	91	100

		4,471	4,627
Less current portion of long-term debt		(40)	(46)

		$4,431	$4,581

Berry Plastics Corporation Senior Secured Credit Facility

In fiscal 2007, the Berry Plastics Corporation entered into senior secured credit facilities that include a term loan in the principal amount of $1,200 term loan and a revolving credit facility (“Credit Facility”), which was amended in June 2011 to increase the commitments under its revolving credit facility by $150 to a total of $650 and extended the maturity to June 2016, subject to certain conditions. The Credit Facility provides borrowing availability equal to the lesser of (a) $650 or (b) the borrowing base, which is a function, among other things, of the Company’s accounts receivable and inventory.

The borrowings under the senior secured credit facilities bear interest at a rate equal to an applicable margin plus, as determined at the Company’s option, either (a) a base rate determined by reference to the higher of (1) the prime rate of Credit Suisse, Cayman Islands Branch, as administrative agent, in the case of the term loan facility or Bank of America, N.A., as administrative agent, in the case of the revolving credit facility and (2) the U.S. federal funds rate plus 1/2 of 1% or (b) LIBOR (0.36% for the term loan as of fiscal 2012) determined by reference to the costs of funds for eurodollar deposits in dollars in the London interbank market for the interest period relevant to such borrowing Bank Compliance for certain additional costs. The applicable margin for LIBOR rate borrowings under the revolving credit facility range from 1.75% to 2.25% and for the term loan is 2.00%. The initial applicable margin for base rate borrowings under the revolving credit facility is 0% and under the term loan is 1.00%.

The term loan facility requires minimum quarterly principal payments of $3 for the first eight years, which commenced in June 2007, with the remaining amount payable in April 2015. In addition, the Company must prepay the outstanding term loan, subject to certain exceptions, with (1) beginning with the Company’s first fiscal year after the closing, 50% (which percentage is subject to a minimum of 0% upon the achievement of certain leverage ratios) of excess cash flow (as defined in the credit agreement); and (2) 100% of the net cash proceeds of all non-ordinary course asset sales and casualty and condemnation events, if the Company does not reinvest or commit to reinvest those proceeds in assets to be used in its business or to make certain other permitted investments within 15 months, subject to certain limitations.

In addition to paying interest on outstanding principal under the senior secured credit facilities, the Company is required to pay a commitment fee to the lenders under the revolving credit facilities in respect of the unutilized commitments thereunder at a rate equal to 0.375% to 0.50% per annum depending on the average daily available unused borrowing capacity. The Company also pays a customary letter of credit fee, including a fronting fee of 0.125% per annum of the stated amount of each outstanding letter of credit, and customary agency fees.

The Company may voluntarily repay outstanding loans under the senior secured credit facilities at any time without premium or penalty, other than customary “breakage” costs with respect to eurodollar loans. The senior secured credit facilities contain various restrictive covenants that, among other things and subject to specified exceptions, prohibit the Company from prepaying other indebtedness, and restrict its ability to incur indebtedness or liens, make investments or declare or pay any dividends. All obligations under the senior secured credit facilities are unconditionally guaranteed by the Company and, subject to certain exceptions, each of the Company’s existing and future direct and indirect domestic subsidiaries. The guarantees of those obligations are secured by substantially all of the Company’s assets as well as those of each domestic subsidiary guarantor.

The Company’s fixed charge coverage ratio, as defined in the revolving credit facility, is calculated based on a numerator consisting of adjusted EBITDA less pro forma adjustments, income taxes paid in cash and capital expenditures, and a denominator consisting of scheduled principal payments in respect of indebtedness for borrowed money, interest expense and certain distributions. We are obligated to sustain a minimum fixed charge coverage ratio of 1.0 to 1.0 under the revolving credit facility at any time when the aggregate unused capacity under the revolving credit facility is less than 10% of the lesser of the revolving credit facility commitments and the borrowing base (and for 10 business days following the date upon which availability exceeds such threshold) or during the continuation of an event of default. At the end of fiscal 2012, the Company had unused borrowing capacity of $426 under the revolving credit facility subject to a borrowing base and thus was not subject to the minimum fixed charge coverage ratio covenant. The fixed charge ratio was 1.7 to 1.0, at the end of fiscal 2012.

Despite not having financial maintenance covenants, our debt agreements contain certain negative covenants. The failure to comply with these negative covenants could restrict our ability to incur additional indebtedness, effect acquisitions, enter into certain significant business combinations, make distributions or redeem indebtedness. The term loan facility contains a negative covenant first lien secured leverage ratio covenant of 4.0 to 1.0 on a pro forma basis for a proposed transaction, such as an acquisition or incurrence of additional first lien debt. Our first lien secured leverage ratio was 2.8 to 1.0 at the end of fiscal 2012.

As of fiscal 2012, there was $73 outstanding on the revolving line of credit and $50 in letters of credit outstanding. As of fiscal 2012, the Company had unused borrowing capacity of $426 under the revolving line of credit subject to the Company’s borrowing base calculations.

Future maturities of long-term debt as of fiscal year-end 2012 are as follows:

2013	$40
2014	281
2015	1,813
2016	1,035
2017	4
Thereafter	1,307

$4,480

Interest paid was $288, $300, and $244 in fiscal 2012, 2011, and 2010, respectively.

In October 2012, the Company filed an initial public offering and sold 29,411,764 shares of common stock at $16.00 per share. Proceeds, net of underwriting fees, of $444 and cash from operations were used to repurchase $455 of 11% Senior Subordinated Notes due September 2016.

In fiscal 2012 and 2010, BP Parallel LLC (“BP Parallel”), a non-guarantor subsidiary of the Company, invested $4 and $25 to purchase assignments from non-affiliated third parties at then-prevailing market prices of $5 and $33 of principal of the Senior Unsecured Term Loan, respectively. We recognized a net gain of $1 and $8 on the repurchase of the Senior Unsecured Term Loan in fiscal 2012 and 2010, respectively which is recorded in Other expense (income) in our Consolidated Statements of Operations. BP Parallel did not purchase assignments of the Senior Unsecured Term Loan in 2011.

Financial Instruments and Fair Value Measurements	6 Months Ended	12 Months Ended
	Mar. 30, 2013	Sep. 29, 2012
Financial Instruments and Fair Value Measurements
7.	Financial Instruments and Fair Value Measurements

As part of the overall risk management, the Company uses derivative instruments to reduce exposure to changes in interest rates attributed to the Company’s floating-rate borrowings. For those derivative instruments that are designated and qualify as hedging instruments, the Company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge, or a hedge of a net investment in a foreign operation. To the extent hedging relationships are found to be effective, as determined by FASB guidance, changes in fair value of the derivatives are offset by changes in the fair value of the related hedged item are recorded to Accumulated other comprehensive loss. Management believes hedge effectiveness is evaluated properly in preparation of the financial statements.

Cash Flow Hedging Strategy

For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative instrument is reported as a component of Accumulated other comprehensive loss and reclassified into earnings in the same line item associated with the forecasted transaction and in the same period or periods during which the hedged transaction affects earnings.

In November 2010, the Company entered into two separate interest rate swap transactions to manage cash flow variability associated with $1 billion of the outstanding variable rate term loan debt (the “2010 Swaps”). The first agreement had a notional amount of $500 million and became effective in November 2010. The agreement swaps three month variable LIBOR contracts for a fixed three year rate of 0.8925% and expires in November 2013. The second agreement had a notional amount of $500 million and became effective in December 2010. The agreement swaps three month variable LIBOR contracts for a fixed three year rate of 1.0235% and expires in November 2013. In August 2011, the Company began utilizing 1-month LIBOR contracts for the underlying senior secured credit facility. The Company’s change in interest rate selection caused the Company to lose hedge accounting on both of the interest rate swaps. The Company recorded subsequent changes in fair value in the Consolidated Statement of Operations and will amortize the unrealized losses to Interest expense through the end of the respective swap agreements.

In February 2013, the Company entered into an interest rate swap transaction to manage cash flow variability associated with $1 billion of outstanding variable rate term loan debt (the “2013 Swaps”). The agreement swaps the greater of a three-month variable LIBOR contract or 1.00% for a fixed three-year rate of 2.355%, with an effective date in May 2016 and expiration in May 2019. The counterparty to the agreement is a financial institution. The company will record changes in fair value in Accumulated other comprehensive income. A 0.25% change in LIBOR would not have a material impact on the fair value of the interest rate swaps.

	Liability Derivatives
Derivatives instruments	Balance Sheet Location	March 30, 2013	September 29, 2012
Interest rate swaps—2010 Swaps	Other long-term liabilities	$4	$7
Interest rate swaps—2013 Swaps	Other long-term liabilities	$3	—

The effect of the derivative instruments on the Consolidated Statement of Operations is as follows:

		Quarterly Period Ended		Two Quarterly Period Ended
Derivatives not designated as hedging instruments under FASB guidance	Statement of Operations Location	March 30, 2013	March 31, 2012	March 30, 2013	March 31, 2012
Interest rate swaps—2010 Swaps	Other expense (income)	$(2)	$2	$(3)	$(1)
Interest expense		$1	$1	$2	$2

The Fair Value Measurements and Disclosures section of the Accounting Standards Codification (“Codification” or “ASC”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a framework for measuring fair value. This section also establishes a three-level hierarchy (Level 1, 2 or 3) for fair value measurements based upon the observability of inputs to the valuation of an asset or liability as of the measurement date. This section also requires the consideration of the counterparty’s or the Company’s nonperformance risk when assessing fair value.

The Company’s interest rate swap fair values were determined using Level 2 inputs as other significant observable inputs were not available.

The Company’s financial instruments consist primarily of cash and cash equivalents, long-term debt, interest rate swap agreements and capital lease obligations. The fair value of the Company’s long-term debt was determined using Level 2 inputs, which include using quoted prices in inactive markets or significant other observable inputs for identical or comparable assets or liabilities. The following table summarizes our long-term indebtedness for which the book value was in excess of the fair value:

	March 30, 2013	September 29, 2012
Second Priority Senior Secured Floating Rate Notes	$—	$1
Senior Unsecured Term Loan	—	6

Non-recurring Fair Value Measurements

The Company has certain assets that are measured at fair value on a non-recurring basis when impairment indicators are present. The assets are adjusted to fair value only when the carrying values exceed the fair values. The categorization of the framework used to price the assets is considered a Level 3, due to the subjective nature of the unobservable inputs used to determine the fair value. These assets include primarily our definite lived and indefinite lived intangible assets, including Goodwill and our property plant and equipment. The Company conducted our annual step one evaluation of goodwill and other intangibles as of the first date of the fourth quarter and preliminarily determined no impairment existed for any of our reporting units. The Company has experienced volume declines in certain of our reporting units, however our cost reduction initiatives and profitability in these reporting units have been consistent with our estimated operating plan and previous cash flow estimates and we believe that our long term forecasts are still appropriate. We have utilized a consistent methodology with prior years, which leverages a six year discounted cash flow analysis with a terminal year in combination with a comparable company market approach to determine the fair value of our reporting units.

Included in the following table are the major categories of assets measured at fair value on a non-recurring basis as of March 30, 2013 and March 31, 2012, along with the impairment loss recognized on the fair value measurement during the period:

	As of March 30, 2013
	Level 1	Level 2	Level 3
	Quoted Prices in Active Markets for Identical Assets or Liabilities	Significant Other Observable Inputs	Significant Unobservable Inputs	Total	Quarterly Period Ended March 30, 2013 Impairment Loss	Two Quarterly Periods Ended March 30, 2013 Impairment Loss
Indefinite-lived trademarks	$—	$—	$207	$207	$—	$—
Goodwill	—	—	1,633	1,633	—	—
Definite lived intangible assets	—	—	739	739	—	—
Property, plant, and equipment	—	—	1,242	1,242	—	—

Total	$—	$—	$3,821	$3,821	$—	$—

	As of March 31, 2012
	Level 1	Level 2	Level 3
	Quoted Prices in Active Markets for Identical Assets or Liabilities	Significant Other Observable Inputs	Significant Unobservable Inputs	Total	Quarterly Period Ended March 31, 2012 Impairment Loss	Two Quarterly Periods Ended March 31, 2012 Impairment Loss
Indefinite-lived trademarks	$—	$—	$220	$220	$—	$—
Goodwill	—	—	1,587	1,587	—	—
Definite lived intangible assets	—	—	814	814	—	17
Property, plant, and equipment	—	—	1,213	1,213	1	3

Total	$—	$—	$3,834	$3,834	$1	$20

Valuation of Property, Plant and Equipment and Definite Lived Intangible Assets

The Company periodically realigns their manufacturing operations which results in facilities being closed and shut down and equipment transferred to other facilities or equipment being scrapped. The Company utilizes appraised values to corroborate the fair value of the facilities and has utilized a scrap value based on prior facility shut downs to estimate the fair value of the equipment, which has approximated the actual value that was received. When impairment indicators exist, the Company will also perform an undiscounted cash flow analysis to determine the recoverability of the Company’s long lived assets.

4.	Financial Instruments and Fair Value Measurements

As part of the overall risk management, the Company uses derivative instruments to reduce exposure to changes in interest rates attributed to the Company’s floating-rate borrowings. For those derivative instruments that are designated and qualify as hedging instruments, the Company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge, or a hedge of a net investment in a foreign operation. To the extent hedging relationships are found to be effective, as determined by FASB guidance, changes in fair value of the derivatives are offset by changes in the fair value of the related hedged item are recorded to Accumulated other comprehensive loss. Management believes hedge effectiveness is evaluated properly in preparation of the financial statements.

Cash Flow Hedging Strategy

For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative instrument is reported as a component of Accumulated other comprehensive loss and reclassified into earnings in the same line item associated with the forecasted transaction and in the same period or periods during which the hedged transaction affects earnings.

In November 2010, the Company entered into two separate interest rate swap transactions to manage cash flow variability associated with $1 billion of the outstanding variable rate term loan debt (the “2010 Swaps”). The first agreement had a notional amount of $500 and became effective in November 2010. The agreement swaps three month variable LIBOR contracts for a fixed three year rate of 0.8925% and expires in November 2013. The second agreement had a notional amount of $500 and became effective in December 2010. The agreement swaps three month variable LIBOR contracts for a fixed three year rate of 1.0235% and expires in November 2013. In August 2011, the Company began utilizing 1-month LIBOR contracts for the underlying senior secured credit facility. The Company’s change in interest rate selection caused the Company to lose hedge accounting on both of the interest rate swaps. The Company recorded changes in fair value in the Consolidated Statement of Operations and will amortize the previously recorded unrealized losses of $3, net of tax as of fiscal year-end 2012 to Interest expense through the end of the respective swap agreements.

	Liability Derivatives
Derivatives not designated as hedging instruments under FASB guidance	Balance Sheet Location	2012	2011
Interest rate swaps—2010 Swaps	Other long-term liabilities	$7	$8

The effect of the derivative instruments on the Consolidated Statement of Operations are as follows:

Derivatives not designated as hedging instruments under FASB guidance	Statement of Operations Location	2012	2011
Interest rate swaps—2010 Swaps	Other expense (income)	$—	$(2)
	Interest expense	$4	$1

The Fair Value Measurements and Disclosures section of the ASC defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a framework for measuring fair value. This section also establishes a three-level hierarchy (Level 1, 2, or 3) for fair value measurements based upon the observability of inputs to the valuation of an asset or liability as of the measurement date. This section also requires the consideration of the counterparty’s or the Company’s nonperformance risk when assessing fair value.

The Company’s interest rate swap fair values were determined using Level 2 inputs as other significant observable inputs were not available.

The Company’s financial instruments consist primarily of cash and cash equivalents, investments, long-term debt, interest rate swap agreements and capital lease obligations. The fair value of our investments exceeded book value as of fiscal 2012 and 2011, by $80 and $159, respectively. The following table summarizes our long-term indebtedness for which the book value was in excess of the fair value:

	2012	2011
First Priority Senior Secured Floating Rate Notes	—	61
9 1/2% Second Priority Notes	—	83
9 3/4% Second Priority Notes	—	140
Second Priority Senior Secured Floating Rate Notes	1	38
Senior Unsecured Term Loan	6	8
11% Senior Subordinated Notes	—	64
10 1/4% Senior Subordinated Notes	—	18

Redeemable Common Stock

The Company has common stock outstanding to former employees that will be repurchased by the Company. Redemption of this common stock will be based on the fair value of the stock on the fixed redemption date and this redemption is out of the control of the Company. This redeemable common stock is recorded at its fair value in temporary equity and changes in the fair value are recorded in additional paid in capital each period. Under the 2006 Equity Incentive Plan, the exercise price for option awards is the fair market value of common stock on the date of grant. Historically, the fair market value of a share of common stock was determined by the Board of Directors by applying industry-appropriate multiples to EBITDA. This valuation took into account a level of net debt that excluded cash required for working capital purposes. The categorization of the framework used to price these liabilities is considered a Level 3, due to the subjective nature of the unobservable inputs used to determine the fair value. Subsequent to the initial public offering, the redemption requirement terminated and the Company no longer will be required to repurchase these shares. The fair value as of the end of fiscal 2012 and 2011 was $23 and $16, respectively.

Non-recurring Fair Value Measurements

The Company has certain assets that are measured at fair value on a non-recurring basis under the circumstances and events described in Note 1 and Note 10. The assets are adjusted to fair value only when the carrying values exceed the fair values. The categorization of the framework used to price the assets is considered a Level 3, due to the subjective nature of the unobservable inputs used to determine the fair value (see Note 1 and 10 for additional discussion).

Included in the following table are the major categories of assets measured at fair value on a non-recurring basis along with the impairment loss recognized on the fair value measurement for the year then ended.

	As of the end of fiscal 2012			Total	Impairment Loss
	Level 1	Level 2	Level 3
	Quoted Prices in Active Markets for Identical Assets or Liabilities	Significant Other Observable Inputs	Significant Unobservable Inputs
Indefinite-lived trademarks	$—	$—	$220	$220	$—
Goodwill	—	—	1,626	1,626	—
Definite lived intangibles	—	—	737	737	17
Property, plant, and equipment	—	—	1,216	1,216	3

Total	$—	$—	$3,799	$3,799	$20

	As of the end of fiscal 2011			Total	Impairment Loss
	Level 1	Level 2	Level 3
	Quoted Prices in Active Markets for Identical Assets or Liabilities	Significant Other Observable Inputs	Significant Unobservable Inputs
Indefinite-lived trademarks	$—	$—	$220	$220	$—
Goodwill	—	—	1,595	1,595	165
Property, plant, and equipment	—	—	1,250	1,250	35

Total	$—	$—	$3,065	$3,065	$200

	As of the end of fiscal 2010			Total	Impairment Loss
	Level 1	Level 2	Level 3
	Quoted Prices in Active Markets for Identical Assets or Liabilities	Significant Other Observable Inputs	Significant Unobservable Inputs
Indefinite-lived trademarks	$—	$—	$220	$220	$—
Goodwill	—	—	1,700	1,700	—
Property, plant, and equipment	—	—	1,146	1,146	19

Total	$—	$—	$3,066	$3,066	$19

Valuation of Goodwill and Indefinite Lived Intangible Assets

ASC Topic 350 requires the Company to test goodwill for impairment at least annually using a two-step process. The first step is a screen for potential impairment, while the second step measures the amount of impairment. The Company conducts the two-step impairment test on the first day of the fourth fiscal quarter, unless indications of impairment exist during an interim period. When assessing its goodwill for impairment, the Company utilizes a discounted cash flow analysis in combination with a comparable company market approach to determine the fair value of their reporting units and corroborate the fair values. The Company utilizes a relief from royalty method to value their indefinite lived trademarks and uses the forecasts that are consistent with those used in the reporting unit analysis. The Company has five reporting units more fully discussed in Note 1. In fiscal 2012 and fiscal 2010 the Company performed their annual impairment test and determined no impairment existed. In fiscal 2011 the Company recorded a goodwill impairment charge of $165 in Restructuring and impairment charges on the Consolidated Statement of Operations. The Company did not recognize any impairment charges on the definitive lived intangible assets in any of the years presented.

Valuation of Property, Plant and Equipment and Definite Lived Intangible Assets

The Company periodically realigns their manufacturing operations which results in facilities being closed and shut down and equipment transferred to other facilities or equipment being scrapped or sold. The Company utilizes appraised values to corroborate the fair value of the facilities and has utilized a scrap value based on prior facility shut downs to estimate the fair value of the equipment, which has approximated the actual value that was received. When impairment indicators exist, the Company will also perform an undiscounted cash flow analysis to determine the recoverability of the Company’s long-lived assets. The Company wrote-down their property, plant, and equipment with a carrying value of $1,219 to its fair value of $1,216, which resulted in an impairment charge of $3 during fiscal 2012. The Company wrote-down their property, plant, and equipment with a carrying value of $1,285 to its fair value of $1,250, which resulted in an impairment charge of $35 during fiscal 2011. The Company wrote-down their property, plant, and equipment with a carrying value of $1,165 to its fair value of $1,146, which resulted in an impairment charge of $19 during fiscal 2010. The Company recognized an impairment charge of $20 on the property, plant, and equipment and long-lived assets during fiscal 2012.

Income Taxes	6 Months Ended	12 Months Ended
	Mar. 30, 2013	Sep. 29, 2012
Income Taxes
8.	Income Taxes

The effective tax rate was 27% and 34% for the two quarterly periods ended March 30, 2013 and March 31, 2012, respectively. A reconciliation of income tax benefit, computed at the federal statutory rate, to income tax benefit, as provided for in the financial statements, is as follows:

	Quarterly Period Ended		Two Quarterly Periods Ended
	March 30, 2013	March 31, 2012	March 30, 2013	March 31, 2012
Income tax benefit computed at statutory rate	$1	$3	$(4)	$(15)
State income tax benefit, net of federal taxes	—	1	—	(1)
Change in valuation allowance	1	—	1	1
Other	—	—	—	—

Income tax expense (benefit)	$2	$4	$(3)	$(15)

8.	Income Taxes

The Company is being taxed at the U.S. corporate level as a C-Corporation and has provided U.S. Federal, State and foreign income taxes.

Significant components of income tax expense (benefit) for the fiscal years ended 2012, 2011 and 2010 are as follows:

	2012	2011	2010
Current
United States
Federal	$(3)	$—	$—
State	—	1	3
Non-U.S.	4	3	—

Current income tax provision	1	4	3
Deferred:
United States
Federal	3	(57)	(38)
State	(1)	7	(11)
Non-U.S.	(1)	(1)	(3)

Deferred income tax expense (benefit)	1	(51)	(52)

Expense (benefit) for income taxes	$2	$(47)	$(49)

U.S. income (loss) from continuing operations before income taxes was $2, $(342), and $(140) for fiscal 2012, 2011, and 2010, respectively. Non-U.S. income (loss) from continuing operations before income taxes was $2, $(4), and $(22) for fiscal 2012, 2011, and 2010, respectively.

The reconciliation between U.S. Federal income taxes at the statutory rate and the Company’s benefit for income taxes on continuing operations for fiscal 2012, 2011, and 2010 are as follows:

	2012	2011	2010
U.S. Federal income tax benefit at the statutory rate	$1	$(121)	$(57)
Adjustments to reconcile to the income tax provision:
U.S. State income tax expense, net of valuation allowance	(1)	8	(8)
Impairment of goodwill	—	58	—
Permanent differences	1	1	2
Transaction costs	—	1	3
Changes in foreign valuation allowance	1	3	3
Rate differences between U.S. and foreign	1	1	4
Other	(1)	2	4

Expense (benefit) for income taxes	$2	$(47)	$(49)

Deferred income taxes result from temporary differences between the amount of assets and liabilities recognized for financial reporting and tax purposes. The components of the net deferred income tax liability as of fiscal 2012 and 2011 are as follows:

	2012	2011
Deferred tax assets:
Allowance for doubtful accounts	$4	$4
Deferred gain on sale-leaseback	15	15
Accrued liabilities and reserves	60	58
Inventories	8	8
Net operating loss carryforward	393	406
Alternative minimum tax (AMT) credit carryforward	9	8
Other	6	15

Total deferred tax assets	495	514
Valuation allowance	(51)	(43)

Total deferred tax assets, net of valuation allowance	444	471

Deferred tax liabilities:
Property and equipment	190	143
Intangible assets	322	347
Debt extinguishment	132	132
Other	1	4

Total deferred tax liabilities	645	626

Net deferred tax liability	$(201)	$(155)

In the United Sates the Company had $911 of Federal net operating loss carryforwards, which will be available to offset future taxable income. As of fiscal year-end 2012, the Company had foreign net operating loss carryforwards of $129, which will be available to offset future taxable income. If not used, the Federal net operating loss carryforwards will expire in future years beginning 2026 through 2031. AMT credit carryforwards totaling $9 are available to the Company indefinitely to reduce future years’ Federal income taxes.

The Company believes that it will not generate sufficient future taxable income to realize the tax benefits in certain foreign jurisdictions related to the deferred tax assets. The Company also has certain state net operating losses that may expire before they are fully utilized. Therefore, the Company has provided a full valuation allowance against certain of its foreign net operating losses and a valuation allowance against certain of its state net operating losses included within the deferred tax assets.

Prior changes in ownership have created limitations under Sec. 382 of the internal revenue code on annual usage of net operating loss carryforwards. However, the Company’s Federal net operating loss carryforwards are available for immediate use. As part of the effective tax rate calculation, if we determine that a deferred tax asset arising from temporary differences is not likely to be utilized, we will establish a valuation allowance against that asset to record it at its expected realizable value. The Company has not provided a valuation allowance on its Federal net operating loss carryforwards in the United States because it has determined that future reversals of its temporary taxable differences will occur in the same periods and are of the same nature as the temporary differences giving rise to the deferred tax assets. Our valuation allowance against deferred tax assets was $51 and $43 as of fiscal year-end 2012 and 2011, respectively, related to the foreign operating loss carryforwards, U.S. State operating loss carryforwards, and foreign tax credit carryforwards. The Company paid cash taxes of $2, $2 and $3 in fiscal 2012, 2011, and 2010, respectively.

Uncertain Tax Positions

We adopted the provisions of the Income Taxes standard of the Codification. This interpretation clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with guidance provide by FASB and prescribes a recognition threshold of more-likely-than-not to be sustained upon examination. Our policy to include interest and penalties related to gross unrecognized tax benefits within our provision for income taxes did not change. There was no adjustment to retained earnings upon adoption.

The following table summarizes the activity related to our gross unrecognized tax benefits from year-end fiscal 2011 to year-end fiscal 2012:

	2012	2011
Beginning unrecognized tax benefits	$33	$34
Gross increases—tax positions in prior periods	2	3
Gross decreases—tax positions in prior periods	(25)	(4)
Gross increases—from acquisitions	—	2
Gross increases—current period tax positions	—	1
Settlements	—	(2)
Lapse of statute of limitations	(2)	(1)

Ending unrecognized tax benefits	$8	$33

The $25 gross decrease of tax positions related to prior periods and did not have a material impact on our effective tax rate due to a similar decrease in the related deferred tax asset.

The amount of unrecognized tax benefits that, if recognized, would affect our effective tax rate was $5 for fiscal year-end 2011 and 2012.

As of fiscal year-end 2012, we had $1 accrued for payment of interest and penalties related to our uncertain tax positions. Our penalties and interest related to uncertain tax positions are included in income tax expense.

We and our subsidiaries are routinely examined by various taxing authorities. Although we file U.S. Federal, U.S. State, and foreign tax returns, our major tax jurisdiction is the U.S. The IRS has completed an examination of our 2003 tax year. The Company is currently under examination by the IRS for U.S. Federal tax years 2010 and 2011. Our 2004—2009 tax years remain subject to examination by the IRS. There are various other on-going audits in various other jurisdictions that are not material to our financial statements.

As of the end of fiscal 2012, we had unremitted earnings from foreign subsidiaries including earnings that have been or are intended to be permanently reinvested for continued use in foreign operations, accordingly, no provision for US Federal or State income taxes has been provided thereon. If distributed, those earnings would result in additional income tax expense at approximately the U.S. statutory rate. Determination of the amount of unrecognized deferred US income tax liability is not practicable due to the complexities associated with its hypothetical calculation nor is it considered to be material. We have identified non U.S. funds from Germany, Australia, Malaysia and India that are not permanently reinvested and have recognized deferred tax liabilities for additional tax expense that we expect to incur upon repatriation of earnings that are not sourced from previously taxed income.

Operating Segments	6 Months Ended	12 Months Ended
	Mar. 30, 2013	Sep. 29, 2012
Operating Segments
9.	Operating Segments

Berry’s operations are organized into four reportable segments: Rigid Open Top, Rigid Closed Top, Engineered Materials, and Flexible Packaging. The Company has manufacturing and distribution centers in the United States, Canada, Mexico, Belgium, Australia, Germany, Brazil, Malaysia, and India. The North American operation represents 96% of the Company’s net sales, 98% of total long-lived assets, and 98% of the total assets. Selected information by reportable segment is presented in the following table:

	Quarterly Period Ended		Quarterly Period Ended
	March 30, 2013	March 31, 2012	March 30, 2013	March 31, 2012
Net sales:
Rigid Open Top	$257	$296	$516	$583
Rigid Closed Top	353	364	666	711

Rigid Packaging	$610	$660	$1,182	$1,294
Engineered Materials	354	337	679	665
Flexible Packaging	186	186	361	361

Total net sales	$1,150	$1,183	$2,222	$2,320

Operating income (loss):
Rigid Open Top	$33	$41	$60	$72
Rigid Closed Top	36	26	54	29

Rigid Packaging	$69	$67	$114	$101
Engineered Materials	33	21	57	23
Flexible Packaging	9	3	8	(4)

Total operating income	$111	$91	$179	$120

Depreciation and amortization:
Rigid Open Top	$22	$23	$45	$45
Rigid Closed Top	33	33	66	68

Rigid Packaging	$55	$56	$111	$113
Engineered Materials	17	17	35	34
Flexible Packaging	13	14	26	29

Total depreciation and amortization	$85	$87	$172	$176

	March 30, 2013	September 29, 2012
Total assets:
Rigid Open Top	$1,801	$1,773
Rigid Closed Top	1,945	1,959

Rigid Packaging	$3,746	$3,732
Engineered Materials	818	873
Flexible Packaging	518	501

Total assets	$5,082	$5,106

Goodwill:
Rigid Open Top	$681	$681
Rigid Closed Top	831	832

Rigid Packaging	$1,512	$1,513
Engineered Materials	82	73
Flexible Packaging	39	40

Total goodwill	$1,633	$1,626

13.	Segment and Geographic Data

Berry’s operations are organized into four reportable segments: Rigid Open Top, Rigid Closed Top, Engineered Materials, and Flexible Packaging. The Company has manufacturing and distribution centers in the United States, Canada, Mexico, Belgium, Australia, Germany, Brazil, Malaysia, and India. The North American operation represents 96% of the Company’s net sales, 98% of total long-lived assets, and 99% of the total assets. Selected information by reportable segment is presented in the following table.

	2012	2011	2010
Net sales
Rigid Open Top	$1,229	$1,261	$1,160
Rigid Closed Top	1,438	1,053	970
Engineered Materials	1,362	1,451	1,457
Flexible Packaging	737	796	670

Total	$4,766	$4,561	$4,257

Operating income (loss)
Rigid Open Top	$159	$155	$124
Rigid Closed Top	95	77	73
Engineered Materials	70	(71)	4
Flexible Packaging	1	(119)	(77)

Total	$325	$42	$124

Depreciation and amortization
Rigid Open Top	$90	$102	$93
Rigid Closed Top	135	95	91
Engineered Materials	71	72	72
Flexible Packaging	59	75	61

Total	$355	$344	$317

	2012	2011
Total assets
Rigid Open Top	$1,773	$1,818
Rigid Closed Top	1,959	1,963
Engineered Materials	873	841
Flexible Packaging	501	595

	$5,106	$5,217

	2012	2011
Goodwill
Rigid Open Top	$681	$681
Rigid Closed Top	832	819
Engineered Materials	73	55
Flexible Packaging	40	40

	$1,626	$1,595

Guarantor and Non-Guarantor Financial Information	6 Months Ended	12 Months Ended
	Mar. 30, 2013	Sep. 29, 2012
Guarantor And Non-Guarantor Financial Information
10.	Guarantor and Non-Guarantor Financial Information

Berry Plastics Corporation (“Issuer”) has notes outstanding which are fully, jointly, severally, and unconditionally guaranteed by the parent company and substantially all of Berry’s domestic subsidiaries. Separate narrative information or financial statements of the guarantor subsidiaries have not been included because they are 100% owned by the parent company and the guarantor subsidiaries unconditionally guarantee such debt on a joint and several basis. A guarantee of a guarantor of the securities will terminate upon the following customary circumstances: the sale of the capital stock of such guarantor if such sale complies with the indenture, the designation of such guarantor as an unrestricted subsidiary, the defeasance or discharge of the indenture, as a result of the holders of certain other indebtedness foreclosing on a pledge of the shares of a guarantor subsidiary or if such guarantor no longer guarantees certain other indebtedness of the issuer. The guarantees are also limited as necessary to prevent them from constituting a fraudulent conveyance under applicable law and guarantees guaranteeing subordinated debt are subordinated to certain other of the Company’s debts. Presented below is condensed consolidating financial information for the parent, issuer, guarantor subsidiaries and non-guarantor subsidiaries. Our issuer and guarantor financial information includes all of our domestic operating subsidiaries, our non-guarantor subsidiaries include our foreign subsidiaries and BP Parallel, LLC. BP Parallel, LLC is the entity that we established to buyback debt securities of Berry Plastics Group, Inc. and Berry Plastics Corporation. Berry Plastics Group, Inc. uses the equity method to account for its ownership in Berry Plastics Corporation in the Condensed Consolidating Supplemental Financial Statements. Berry Plastics Corporation uses the equity method to account for its ownership in the guarantor and non-guarantor subsidiaries. All consolidating entries are included in the eliminations column along with the elimination of intercompany balances.

Condensed Supplemental Consolidated Balance Sheet

	March 30, 2013
	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Current assets	130	160	825	144	(10)	1,249
Intercompany receivable	257	3,595	—	20	(3,872)	—
Property, plant and equipment, net	—	121	1,045	76	—	1,242
Other noncurrent assets	682	932	2,328	684	(2,035)	2,591

Total assets	$1,069	$4,808	$4,198	$924	$(5,917)	$5,082

Current liabilities	74	277	339	53	(11)	732
Intercompany payable	—	—	3,872	—	(3,872)	—
Noncurrent liabilities	1,310	3,961	118	8	(732)	4,665
Equity (deficit)	(315)	570	(131)	863	(1,302)	(315)

Total liabilities and equity (deficit)	$1,069	$4,808	$4,198	$924	$(5,917)	$5,082

	September 29, 2012
	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Current assets	120	226	759	139	(11)	1,233
Intercompany receivable	243	3,800	74	—	(4,117)	—
Property, plant and equipment, net	—	113	1,023	80	—	1,216
Other noncurrent assets	262	809	2,353	749	(1,516)	2,657

Total assets	$625	$4,948	$4,209	$968	$(5,644)	$5,106

Current liabilities	18	278	315	48	(13)	646
Intercompany payable	—	—	3,966	151	(4,117)	—
Noncurrent liabilities	1,059	4,579	119	8	(853)	4,912
Equity (deficit)	(452)	91	(191)	761	(661)	(452)

Total liabilities and equity (deficit)	$625	$4,948	$4,209	$968	$(5,644)	$5,106

Condensed Supplemental Consolidated Statements of Operations

	Quarterly Period Ended March 30, 2013
	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net sales	$—	$137	$919	$94	$—	$1,150
Cost of sales	—	118	743	75	—	936
Selling, general and administrative expenses	—	7	60	8	—	75
Amortization of intangibles	—	3	22	2	—	27
Restructuring and impairment charges, net	—	—	1	—	—	1

Operating income (loss)	—	9	93	9	—	111
Debt extinguishment	—	48	—	—	—	48
Other income	—	(1)	—	—	—	(1)
Interest expense, net	11	8	49	(29)	22	61
Equity in net income of subsidiaries	(14)	(81)	—	—	95	—

Net income (loss) before income taxes	3	35	44	38	(117)	3
Income tax expense (benefit)	2	14	—	1	(15)	2

Net income (loss)	$1	$21	$44	$37	$(102)	$1

Comprehensive income (loss)	$1	$20	$44	$33	$(102)	$(4)

	Quarterly Period Ended March 31, 2012
	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net sales	$—	$140	$955	$88	$—	$1,183
Cost of sales	—	126	779	74	—	979
Selling, general and administrative expenses	—	15	61	8	—	84
Amortization of intangibles	—	3	22	1	—	26
Restructuring and impairment charges, net	—	—	2	1	—	3

Operating income (loss)	—	(4)	91	4	—	91
Other expense	—	2	—	—	—	2
Interest expense, net	14	10	66	(28)	21	83
Equity in net income of subsidiaries	(20)	(55)	—	—	75	—

Net income (loss) before income taxes	6	39	25	32	(96)	6
Income tax expense (benefit)	4	14	1	1	(16)	4

Net income (loss)	$2	$25	$24	$31	$(80)	$2

Comprehensive income (loss)	$2	$25	$24	$39	$(80)	$10

	Two Quarterly Periods Ended March 30, 2013
	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net sales	$—	$270	$1,768	$184	$—	$2,222
Cost of sales	—	255	1,437	139	—	1,831
Selling, general and administrative expenses	—	17	118	17	—	152
Amortization of intangibles	—	6	45	3	—	54
Restructuring and impairment charges, net	—	—	6	—	—	6

Operating income (loss)	—	(8)	162	25	—	179
Debt extinguishment	—	64	—	—	—	64
Other income	—	(4)	—	—	—	(4)
Interest expense, net	22	17	104	(60)	48	131
Equity in net income of subsidiaries	(10)	(143)	—	—	153	—

Net income (loss) before income taxes	(12)	58	58	85	(201)	(12)
Income tax expense (benefit)	(3)	24	(1)	1	(24)	(3)

Net income (loss)	$(9)	$34	$59	$84	$(177)	$(9)

Comprehensive income (loss)	$(9)	$34	$59	$82	$(177)	$(11)

Consolidating Statement of Cash Flows
Cash Flow from Operating Activities	$—	$(6)	$159	$12	$—	$165
Cash Flow from Investing Activities
Additions to property, plant, and equipment	—	(10)	(94)	(3)	—	(107)
Proceeds from disposal of assets	—	—	2	—	—	2
Investment in Parent	—	—	—	(21)	21	—
(Contributions) distributions to/from subsidiaries	(438)	417	—	—	21	—
Intercompany advances (repayments)	—	62	—	—	(62)	—
Investment in Issuer debt securities	—	—	—	—	—	—
Acquisition of business net of cash acquired	—	—	(20)	—	—	(20)

Net cash used in investing activities	(438)	469	(112)	(24)	(20)	(125)

Cash Flow from Financing Activities
Proceeds from long-term debt	—	1,392	—	—	—	1,392
Proceeds from issuance of common stock	4	—	—	—	—	4
Proceeds from initial public stock offering	438	—	—	—	—	438
Repayment of notes receivable	1	1	—	—	(1)	1
Payment of tax receivable agreement	(5)	(5)	—	—	5	(5)
Debt financing costs	—	(39)	—	—	—	(39)
Repayment of long-term debt	—	(1,881)	—	—	(21)	(1,902)
Changes in intercompany balances	—	—	(47)	(11)	58	—
Contribution from Issuer	—	—	—	21	(21)	—

Net cash provided by (used in) financing activities	438	(532)	(47)	10	20	(111)
Net increase in cash and cash equivalents	—	(69)	—	(2)	—	(71)
Cash and cash equivalents at beginning of period	—	66	—	21	—	87

Cash and cash equivalents at end of period	$—	$(3)	$—	$19	$—	$16

	Two Quarterly Periods Ended March 31, 2012
	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net sales	$—	$285	$1,863	$172	$—	$2,320
Cost of sales	—	275	1,555	134	—	1,964
Selling, general and administrative expenses	—	25	115	16	—	156
Amortization of intangibles	—	5	48	1	—	54
Restructuring and impairment charges, net	—	—	25	1	—	26

Operating income (loss)	—	(20)	120	20	—	120
Other income	—	(2)	—	—	—	(2)
Interest expense, net	26	21	131	(52)	40	166
Equity in net income of subsidiaries	18	(58)	—	—	40	—

Net income (loss) before income taxes	(44)	19	(11)	72	(80)	(44)
Income tax expense (benefit)	(15)	6	1	2	(9)	(15)

Net income (loss)	$(29)	$13	$(12)	$70	$(71)	$(29)

Comprehensive income (loss)	$(29)	$14	$(12)	$78	$(71)	$(20)

Consolidating Statement of Cash Flows
Cash Flow from Operating Activities	$—	$(36)	$189	$2	$—	$155
Cash Flow from Investing Activities
Additions to property, plant, and equipment	—	(11)	(91)	(4)	—	(106)
Proceeds from disposal of assets	—	—	8	—	—	8
Investment in Parent	—	—	—	(4)	4	—
(Contributions) distributions to/from subsidiaries	—	(4)	—	—	4	—
Intercompany advances (repayments)	—	119	—	—	(119)	—
Investment in Issuer debt securities	—	—	—	—	—	—
Acquisition of business net of cash acquired	—	—	7	—	—	7

Net cash used in investing activities	—	104	(76)	(8)	(111)	(91)

Cash Flow from Financing Activities
Proceeds from long-term debt	—	—	—	—	—	—
Repayment of long-term debt	—	(64)	—	—	(4)	(68)
Changes in intercompany balances	—	—	(118)	(1)	119	—
Contribution from Issuer	—	—	—	4	(4)	—
Purchases of common stock	—	(6)	—	—	—	(6)

Net cash provided by (used in) financing activities	—	(70)	(118)	3	111	(74)
Net increase in cash and cash equivalents	—	(2)	(5)	(3)	—	(10)
Cash and cash equivalents at beginning of period	—	20	5	17	—	42

Cash and cash equivalents at end of period	$—	$18	$—	$14	$—	$32

15.	Guarantor and Non-Guarantor Financial Information

Berry Plastics Corporation (“Issuer”) has notes outstanding which are fully, jointly, severally, and unconditionally guaranteed by substantially all of Berry’s domestic subsidiaries. Separate narrative information or financial statements of the guarantor subsidiaries have not been included because they are 100% owned by the parent company and the guarantor subsidiaries unconditionally guarantee such debt on a joint and several basis. A guarantee of a guarantor of the securities will terminate upon the following customary circumstances: the sale of the capital stock of such guarantor if such sale complies with the indenture, the designation of such guarantor as an unrestricted subsidiary, the defeasance or discharge of the indenture, as a result of the holders of certain other indebtedness foreclosing on a pledge of the shares of a guarantor subsidiary or if such guarantor no longer guarantees certain other indebtedness of the issuer. The guarantees are also limited as necessary to prevent them from constituting a fraudulent conveyance under applicable law and guarantees guaranteeing subordinated debt are subordinated to certain other of the Company’s debts. Presented below is condensed consolidating financial information for the parent, issuer, guarantor subsidiaries and non-guarantor subsidiaries. Our issuer and guarantor financial information includes all of our domestic operating subsidiaries, our non-guarantor subsidiaries include our foreign subsidiaries and BP Parallel, LLC. BP Parallel, LLC is the entity that we established to buyback debt securities of Berry Plastics Group, Inc. and Berry Plastics Corporation. Berry Plastics Group, Inc. uses the equity method to account for its ownership in Berry Plastics Corporation in the Condensed Consolidating Supplemental Financial Statements. Berry Plastics Corporation uses the equity method to account for its ownership in the guarantor and non-guarantor subsidiaries. All consolidating entries are included in the eliminations column along with the elimination of intercompany balances.

Condensed Supplemental Consolidated Statements of Operations

	Fiscal 2012
	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net sales	$—	$579	$3,829	$358	$—	$4,766
Cost of sales	—	501	3,144	304	—	3,949
Selling, general and administrative expenses	—	53	329	35	—	417
Restructuring and impairment charges, net	—	1	29	1	—	31
Other operating expenses	—	28	7	9	—	44

Operating income (loss)	—	(4)	320	9	—	325
Other income	—	(7)	—	—	—	(7)
Interest expense, net	54	39	261	(110)	84	328
Equity in net income of subsidiaries	(58)	(173)	—	—	231	—

Net income (loss) before income taxes	4	137	59	119	(315)	4
Income tax expense (benefit)	2	46	1	3	(50)	2

Net income (loss)	$2	$91	$58	$116	$(265)	$2

Currency translation	—	—	—	6	—	6
Interest rate hedges	—	4	—	—	—	4
Defined benefit pension and retiree benefit plans	—	—	(14)	—	—	(14)
Provision for income taxes related to other comprehensive income items	—	(1)	6	—	—	5

Comprehensive income (loss)	$2	$94	$50	$122	$(265)	$3

	Fiscal 2011
	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net sales	$—	$695	$3,503	$363	$—	$4,561
Cost of sales	—	626	2,937	315	—	3,878
Selling, general and administrative expenses	—	56	295	30	—	381
Restructuring and impairment charges, net	—	30	190	1	—	221
Other operating expenses	—	—	11	28	—	39

Operating income (loss)	—	(17)	70	(11)	—	42
Other income	—	62	(1)	—	—	61
Interest expense, net	50	49	249	(77)	56	327
Equity in net income of subsidiaries	296	85	—	—	(381)	—

Net income (loss) before income taxes	(346)	(213)	(178)	66	325	(346)
Income tax expense (benefit)	(47)	16	(29)	2	11	(47)

Net income (loss)	$(299)	$(229)	$(149)	$64	$314	$(299)

Currency translation	—	—	—	(10)	—	(10)
Interest rate hedges	—	(8)	—	—	—	(8)
Defined benefit pension and retiree benefit plans	—	—	(14)	—	—	(14)
Provision for income taxes related to other comprehensive income taxes	—	2	5	—	—	7

Comprehensive income (loss)	$(299)	$(235)	$(158)	$54	$314	$(324)

	Fiscal 2010
	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net sales	$—	$758	$3,166	$333	$—	$4,257
Cost of sales	—	709	2,666	292	—	3,667
Selling, general and administrative expenses	—	63	285	31	—	379
Restructuring and impairment charges, net	—	15	24	2	—	41
Other operating expenses	—	12	17	17	—	46

Operating income (loss)	—	(41)	174	(9)	—	124
Other income	—	(19)	—	—	(8)	(27)
Interest expense, net	48	54	229	(51)	33	313
Equity in net income of subsidiaries	114	—	—	—	(114)	—

Net income (loss) before income taxes	(162)	(76)	(55)	42	89	(162)
Income tax expense (benefit)	(49)	(8)	(17)	4	21	(49)

Net income (loss)	$(113)	$(68)	$(38)	$38	$68	$(113)

Currency translation	—	—	—	6	—	6
Interest rate hedges	—	—	—	—	—	—
Defined benefit pension and retiree benefit plans	—	—	(12)	—	—	(12)
Provision for income taxes related to other comprehensive income items	—	—	7	—	—	7

Comprehensive income (loss)	$(113)	$(68)	$(43)	$44	$68	$(112)

Condensed Supplemental Consolidated Balance Sheet

As of fiscal year-end 2012

	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Assets
Current assets:
Cash and cash equivalents	$—	$66	$—	$21	$—	$87
Accounts receivable, net of allowance	—	60	336	59	—	455
Intercompany receivable	243	3,800	74	—	(4,117)	—
Inventories	—	83	414	38	—	535
Prepaid expenses and other current	120	17	9	21	(11)	156

Total current assets	363	4,026	833	139	(4,128)	1,233
Property, plant and equipment, net	—	113	1,023	80	—	1,216
Intangible assets, net	8	184	2,343	111	(10)	2,636
Investment in subsidiaries	254	615	—	—	(869)	—
Other assets	—	10	10	638	(637)	21

Total assets	$625	$4,948	$4,209	$968	$(5,644)	$5,106

Liabilities and equity
Current liabilities:
Accounts payable	$—	$84	$195	$27	$—	$306
Accrued and other current liabilities	18	159	120	16	(13)	300
Intercompany payable	—	—	3,966	151	(4,117)	—
Long-term debt-current portion	—	35	—	5	—	40

Total current liabilities	18	278	4,281	199	(4,130)	646
Long-term debt	736	4,542	—	3	(850)	4,431
Deferred tax liabilities	315	—	—	—	—	315
Other long-term liabilities	8	37	119	5	(3)	166

Total long-term liabilities	1,059	4,579	119	8	(853)	4,912

Total liabilities	1,077	4,857	4,400	207	(4,983)	5,558

Redeemable shares	23	—	—	—	23
Total equity	(475)	91	(191)	761	(661)	(475)

Total liabilities and equity	$625	$4,948	$4,209	$968	$(5,644)	$5,106

Condensed Supplemental Consolidated Balance Sheet

As of fiscal year-end 2011

	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Assets
Current assets:
Cash and cash equivalents	$—	$20	$5	$17	$—	$42
Accounts receivable, net of allowance	—	80	411	52	—	543
Intercompany receivable	159	4,078	—	—	(4,237)	—
Inventories	—	98	445	35	—	578
Prepaid expenses and other current	62	10	9	11	—	92

Total current assets	221	4,286	870	115	(4,237)	1,255
Property, plant and equipment, net	—	129	1,048	73	—	1,250
Intangible assets, net	5	207	2,447	52	(7)	2,704
Investment in subsidiaries	282	417	—	—	(699)	—
Other assets	—	—	7	511	(510)	8

Total assets	$508	$5,039	$4,372	$751	$(5,453)	$5,217
Liabilities and equity
Current liabilities:
Accounts payable	$—	$98	$231	$23	$—	$352
Accrued and other current liabilities	12	147	126	13	(12)	286
Intercompany payable	—	—	4,167	70	(4,237)	—
Long-term debt-current portion	—	32	—	2	12	46

Total current liabilities	12	277	4,524	108	(4,237)	684
Long-term debt	697	4,688	—	3	(807)	4,581
Deferred tax liabilities	233	—	—	—	—	233
Other long-term liabilities	17	68	97	5	(17)	170

Total long-term liabilities	947	4,756	97	8	(824)	4,984

Total liabilities	959	5,033	4,621	116	(5,061)	5,668

Redeemable shares	16	—	—		—	16
Total equity	(467)	6	(249)	635	(392)	(467)

Total liabilities and equity	$508	$5,039	$4,372	$751	$(5,453)	$5,217

Condensed Supplemental Consolidated Statements of Cash Flows

	Fiscal 2012
	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Cash Flow from Operating Activities	$—	$(22)	$504	$(3)	$—	$479
Cash Flow from Investing Activities
Additions to property, plant, and equipment	—	(9)	(209)	(12)	—	(230)
Proceeds from disposal of assets	—	—	30	—	—	30
Investment in Parent	—	—	—	(4)	4	—
(Contributions) distributions to/from subsidiaries	16	(20)	—	—	4	—
Intercompany advances (repayments)	—	258	—	—	(258)	—
Investment in Issuer debt securities	—	—	—	—	—	—
Acquisition of business net of cash acquired	—	—	7	(62)	—	(55)

Net cash used in investing activities	16	229	(172)	(78)	(250)	(255)

Cash Flow from Financing Activities
Proceeds from long-term debt	—	—	—	2	—	2
Equity contributions	—	(6)	—	—	—	(6)
Repayment of long-term debt	(16)	(155)	—	—	(4)	(175)
Changes in intercompany balances	—	—	(337)	79	258	—
Contribution from Parent	—	—	—	4	(4)	—
Deferred financing costs	—	—	—	—	—	—

Net cash provided by (used in) financing activities	(16)	(161)	(337)	85	250	(179)

Net increase in cash and cash equivalents	—	46	(5)	4	—	45
Cash and cash equivalents at beginning of period	—	20	5	17	—	42

Cash and cash equivalents at end of period	$—	$66	$—	$21	$—	$87

	Fiscal 2011
	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Cash Flow from Operating Activities	$2	$15	$322	$(11)	$(1)	$327

Cash Flow from Investing Activities
Additions to property, plant, and equipment	—	(16)	(138)	(6)	—	(160)
Proceeds from disposal of assets	—	—	5	—	—	5
Investment in Parent	—	—	—	—	—	—
(Contributions) distributions to/from subsidiaries	—	(39)	—	—	39	—
	—	166	—	—	(166)	—
Investment in Issuer debt securities	—	—	—	(39)	39	—
Acquisition of business net of cash acquired	—	(368)	—	—	—	(368)

Net cash used in investing activities	—	(257)	(133)	(45)	(88)	(523)

Cash Flow from Financing Activities
Proceeds from long-term debt	—	995	—	—	—	995
Equity contributions	(2)	(1)	—	—	1	(2)
Repayment of long-term debt	—	(841)	—	—	(39)	(880)
Changes in intercompany balances	—	—	(186)	20	166	—
Contribution from Parent	—	—	—	39	(39)	—
Deferred financing costs	—	(23)	—	—	—	(23)

Net cash provided by (used in) financing activities	(2)	130	(186)	59	89	90

Net increase in cash and cash equivalents	—	(112)	3	3	—	(106)
Cash and cash equivalents at beginning of period	—	132	2	14	—	148

Cash and cash equivalents at end of period	$—	$20	$5	$17	$—	$42

	Fiscal 2010
	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Cash Flow from Operating Activities	$3	$37	$100	$(25)	$(3)	$112

Cash Flow from Investing Activities
Additions to property, plant, and equipment	—	(61)	(150)	(12)	—	(223)
Proceeds from disposal of assets	—	—	29	—	—	29
Investment in Parent	—	—	—	(25)	25	—
(Contributions) distributions to/from subsidiaries	—	(81)	—	—	81	—
Intercompany advances (repayments)	—	(71)	—	—	71	—
Investment in Issuer debt securities	—	—	—	(56)	56	—
Acquisition of business net of cash acquired	—	(658)	—	—	—	(658)

Net cash used in investing activities	—	(871)	(121)	(93)	233	(852)

Cash Flow from Financing Activities
Proceeds from long-term debt	—	1,097	—	—	—	1,097
Equity contributions	(3)	(3)	—	—	3	(3)
Repayment of long-term debt	—	(97)	—	—	(81)	(178)
Changes in intercompany balances	—	—	23	48	(71)	—
Contribution from Parent	—	—	—	81	(81)	—
Deferred financing costs	—	(38)	—	—	—	(38)

Net cash provided by (used in) financing activities	(3)	959	23	129	(230)	878

Net increase in cash and cash equivalents	—	125	2	11	—	138
Cash and cash equivalents at beginning of period	—	7	—	3	—	10

Cash and cash equivalents at end of period	$—	$132	$2	$14	$—	$148

Contingencies and Commitments	6 Months Ended
Mar. 30, 2013
Contingencies and Commitments
11.	Contingencies and Commitments

The Company is party to various legal proceedings involving routine claims which are incidental to the business. Although the legal and financial liability with respect to such proceedings cannot be estimated with certainty, the Company believes that any ultimate liability would not be material to the business, financial condition, results of operations or cash flows of the Company.

Basic and Diluted Net Income (Loss) per Share	6 Months Ended	12 Months Ended
	Mar. 30, 2013	Sep. 29, 2012
Basic and Diluted Net Income (Loss) per Share
12.	Basic and Diluted Net Income (Loss) per Share

Basic net income or loss per share is calculated by dividing the net income or loss attributable to common stockholders by the weighted-average number of common shares outstanding during the period, without consideration for common stock equivalents. Diluted net income or loss per share is computed by dividing the net income or loss attributable to common stockholders by the weighted-average number of common share equivalents outstanding for the period determined using the treasury-stock method and the if-converted method. For purposes of this calculation, stock options are considered to be common stock equivalents and are only included in the calculation of diluted net income or loss per share when their effect is dilutive. The Company’s redeemable common stock is included in the weighted-average number of common shares outstanding for calculating basic and diluted net income or loss per share.

The following tables and discussion provide a reconciliation of the numerator and denominator of the basic and diluted net loss per share computations. The calculation below provides net income or loss on both basic and diluted basis for the quarterly period ended March 30, 2013 and March 31, 2012.

	Quarterly Period Ended		Two Quarterly Periods Ended
	March 30, 2013	March 31, 2012	March 30, 2013	March 31, 2012
Net income (loss)	$1	$2	$(9)	$(29)
Weighted average shares of common stock outstanding—basic (in thousands)	113,034	83,508	112,193	83,680

Weighted average shares of common stock outstanding	113,034	83,508	112,193	83,680
Other common stock equivalents (in thousands)	5,450	1,066	—	—

Weighted average shares of common stock outstanding—diluted (in thousands)	118,197	84,574	112,193	83,680

Basic net loss per share
Basic net loss per share available to common shareholders	$0.01	$0.02	$(0.08)	$(0.35)

Diluted net loss per share
Diluted net loss per share available to common shareholders	$0.01	$0.02	$(0.08)	$(0.35)

The conversion of stock options is not included in the calculation of diluted net loss per common share for the two quarterly periods ended March 30, 2013 or March 31, 2012 as the effect of these conversions would be antidilutive to the net loss available to common shareholders. Thus, the weighted average common equivalent shares used for purposes of computing diluted EPS are the same as those used to compute basic EPS for these periods. Shares excluded from the calculation as the effect of their conversion into shares of our common stock would be antidilutive were 12,958,355 and 11,029,790 as of March 30, 2013 and March 31, 2012, respectively.

14.	Net Income (Loss) Per Share

Basic net income or loss per share is calculated by dividing the net income or loss attributable to common stockholders by the weighted-average number of common shares outstanding during the period, without consideration for common stock equivalents. Diluted net income or loss per share is computed by dividing the net income or loss attributable to common stockholders by the weighted-average number of common share equivalents outstanding for the period determined using the treasury-stock method and the if-converted method. For purposes of this calculation, stock options are considered to be common stock equivalents and are only included in the calculation of diluted net income or loss per share when their effect is dilutive. The Company’s redeemable common stock is included in the weighted-average number of common shares outstanding for calculating basic and diluted net income or loss per share.

The following tables and discussion provide a reconciliation of the numerator and denominator of the basic and diluted net loss per share computations. The calculation below provides net income or loss on both basic and diluted basis for fiscal 2012, 2011, and 2010 (in thousands).

	2012	2011	2010
Net income (loss)	$2	$(299)	$(113)
Weighted average shares of common stock outstanding—basic	83,435	84,121	84,525

Weighted average shares of common stock outstanding	83,435	84,121	84,525
Other common stock equivalents	3,209	—	—

Weighted average shares of common stock outstanding—diluted	86,644	84,121	84,525

Basic net income (loss) per share
Basic net income (loss) per share from continuing operations	$0.02	$(3.55)	$(1.34)

Basic net income (loss) per share available to common shareholders	$0.02	$(3.55)	$(1.34)

Diluted net income (loss) per share
Diluted net income (loss) per share from continuing operations	$0.02	$(3.55)	$(1.34)

Diluted net income (loss) per share available to common shareholders	$0.02	$(3.55)	$(1.34)

The conversion of stock options is not included in the calculation of diluted net loss per common share as of the end of fiscal 2011 and 2010 as the effect of these conversions would be antidilutive to the net loss available to common shareholders. Thus, the weighted-average common equivalent shares used for purposed of computing diluted EPS are the same as those used to compute basic EPS for these periods. Shares excluded from the calculation as the effect of their conversion into shares of our common stock would be antidilutive were 10,826,232 and 10,614,882 as of the end of fiscal 2011 and 2010, respectively.

Basis of Presentation and Summary of Significant Accounting Policies	12 Months Ended
Sep. 29, 2012
Basis of Presentation and Summary of Significant Accounting Policies
1.	Basis of Presentation and Summary of Significant Accounting Policies

Background

Berry Plastics Group, Inc. (“Berry” or the “Company”) is a leading provider of value-added plastic consumer packaging and engineered materials with a track record of delivering high-quality customized solutions to our customers. Representative examples of our products include thermoform drink cups, thin-wall containers, blow-molded bottles, specialty closures, prescription vials, specialty plastic films, adhesives and corrosion protection materials. We sell our solutions predominantly into consumer-oriented end-markets, such as food and beverage, healthcare and personal care.

Initial Public Offering and Stock Split

In October 2012, we filed an initial public offering and sold 29,411,764 shares of common stock at $16.00 per share. Proceeds, net of underwriting fees, of $444 and cash from operations were used to repurchase $455 of 11% Senior Subordinated Notes due September 2016. In conjunction with the initial public offering the Company executed a 12.25 for one stock split of the Company’s common stock. The effect of the stock split on outstanding shares and earnings per share has been retroactively applied to all periods presented.

Basis of Presentation

Berry is majority owned by affiliates of Apollo Management, L.P. (“Apollo”) and Graham Partners (“Graham”). Periods presented in these financial statements include fiscal periods ending September 29, 2012 (“fiscal 2012”), October 1, 2011 (“fiscal 2011”), and October 2, 2010 (“fiscal 2010”). Berry, through its wholly-owned subsidiaries operates in four primary segments: Rigid Open Top, Rigid Closed Top, Engineered Materials, and Flexible Packaging. The Company’s customers are located principally throughout the United States, without significant concentration in any one region or with any one customer. The Company performs periodic credit evaluations of its customers’ financial condition and generally does not require collateral. The Company’s fiscal year is based on fifty-two or fifty-three week periods. Fiscal 2010 represents a fifty-three week period. The Company has evaluated subsequent events through the date the financial statements were issued.

Consolidation

The consolidated financial statements include the accounts of Berry and its subsidiaries, all of which includes our wholly owned and majority owned subsidiaries. Intercompany accounts and transactions have been eliminated in consolidation. Where our ownership of consolidated subsidiaries is less than 100% the non-controlling interests are reflected in stockholders’ equity.

Revenue Recognition

Revenue from the sales of products is recognized at the time title and risks and rewards of ownership pass to the customer (either when the products reach the free-on-board shipping point or destination depending on the contractual terms), there is persuasive evidence of an arrangement, the sales price is fixed and determinable and collection is reasonably assured. Provisions for certain rebates, sales incentives, trade promotions, coupons, product returns and discounts to customers are accounted for as reductions in gross sales to arrive at net sales. In accordance with the Revenue Recognition standards of the Accounting Standards Codification (“Codification” or “ASC”), the Company provides for these items as reductions of revenue at the later of the date of the sale or the date the incentive is offered. These provisions are based on estimates derived from current program requirements and historical experience.

Shipping, handling, purchasing, receiving, inspecting, warehousing, and other costs of distribution are presented in cost of goods sold in the statements of operations. The Company classifies amounts charged to its customers for shipping and handling in Net sales in the Consolidated Statement of Operations.

Vendor Rebates, Purchases of Raw Materials and Concentration of Risk

The Company receives consideration in the form of rebates from certain vendors. The Company accrues these as a reduction of inventory cost as earned under existing programs, and reflects as a reduction of cost of goods sold at the time that the related underlying inventory is sold to customers.

The largest supplier of the Company’s total resin material requirements represented approximately 20% of purchases in fiscal 2012. The Company uses a variety of suppliers to meet its resin requirements.

Research and Development

Research and development costs are expensed when incurred. The Company incurred research and development expenditures of $25, $20, and $21 in fiscal 2012, 2011, and 2010, respectively.

Stock-Based Compensation

The compensation guidance of the FASB requires that the compensation cost relating to share-based payment transactions be recognized in financial statements based on alternative fair value models. The share-based compensation cost is measured based on the fair value of the equity or liability instruments issued. As of fiscal 2012, the Company has one share-based compensation plan, the 2006 Equity Incentive Plan, which is more fully described in Note 12. The Company recorded total stock compensation expense of $2, $2, and $1 for fiscal 2012, 2011 and 2010, respectively.

The Company utilizes the Black-Scholes option valuation model for estimating the fair value of the stock options. The model allows for the use of a range of assumptions. Expected volatilities utilized in the Black-Scholes model are based on implied volatilities from traded stocks of peer companies. Similarly, the dividend yield is based on historical experience and the estimate of future dividend yields. The risk-free interest rate is derived from the U.S. Treasury yield curve in effect at the time of grant. The expected lives of the grants are derived from historical experience and expected behavior. The fair value for options granted has been estimated at the date of grant using a Black-Scholes model, with the following weighted average assumptions:

	Fiscal year
	2012	2011	2010
Risk-free interest rate	0.6-0.9%	1.3%	2.6%
Dividend yield	0.0%	0.0%	0.0%
Volatility factor	.38	.32-.34	.33
Expected option life	5 years	5 years	5 years

In connection with the initial public offering, the Company adopted the Berry Plastics Group, Inc. 2012 Long-Term Incentive Plan, (the “2012 Plan”). The purposes of the 2012 Plan are to further the growth of the Company and to reward and incentivize the outstanding performance of our key employees, directors, consultants and other service providers by aligning their interests with those of stockholders through equity-based compensation and enhanced opportunities for ownership of shares of our common stock. The 2012 Plan will be administered by our board of directors and/or the compensation committee thereof, or such other committee of the board of directors as the board of directors may from time to time designate (the committee administering the 2012 Plan is referred to in this description as the “committee”). Among other things, the committee will have the authority to select individuals to whom awards may be granted, to determine the type of awards, to determine the terms and conditions of any such awards, to interpret the terms and provisions of the 2012 Plan and awards granted thereunder and to otherwise administer the plan. Persons who serve or agree to serve as employees of, directors of, consultants to or other service providers of Berry Plastics Group, Inc. on the date of the grant will be eligible to be granted awards under the 2012 Plan. The 2012 Plan authorizes the issuance of up to 9,297,750 shares of common stock pursuant to the grant or exercise of nonqualified stock options, incentive stock options, stock appreciation rights, restricted stock, restricted stock units and other equity-based awards. The maximum number of shares of common stock pursuant to incentive stock options will be 929,775 shares of common stock.

Foreign Currency

For the non-U.S. subsidiaries that account in a functional currency other than U.S. Dollars, assets and liabilities are translated into U.S. Dollars using period-end exchange rates. Sales and expenses are translated at the average exchange rates in effect during the period. Foreign currency translation gains and losses are included as a component of Accumulated other comprehensive income (loss) within stockholders’ equity. Gains and losses resulting from foreign currency transactions, the amounts of which are not material in any period presented are included in the Consolidated Statements of Operations.

Cash and Cash Equivalents

All highly liquid investments purchased with a maturity of three months or less from the time of purchase are considered to be cash equivalents.

Allowance for Doubtful Accounts

The Company’s accounts receivable and related allowance for doubtful accounts are analyzed in detail on a quarterly basis and all significant customers with delinquent balances are reviewed to determine future collectibility. The determinations are based on legal issues (such as bankruptcy status), past history, current financial and credit agency reports, and the experience of the credit representatives. Reserves are established in the quarter in which the Company makes the determination that the account is deemed uncollectible. The Company maintains additional reserves based on its historical bad debt experience. The following table summarizes the activity for fiscal 2012, 2011 and 2010 for the allowance for doubtful accounts:

	2012	2011	2010
Allowance for doubtful accounts, beginning	$4	$4	$3
Bad debt expense	1	1	2
Write-offs against allowance	(2)	(1)	(1)

Allowance for doubtful accounts, ending	$3	$4	$4

Inventories

Inventories are stated at the lower of cost or market and are valued using the first-in, first-out method. Management periodically reviews inventory balances, using recent and future expected sales to identify slow-moving and/or obsolete items. The cost of spare parts inventory is charged to manufacturing overhead expense when incurred. We evaluate our reserve for inventory obsolescence on a quarterly basis and review inventory on-hand to determine future salability. We base our determinations on the age of the inventory and the experience of our personnel. We reserve inventory that we deem to be not salable in the quarter in which we make the determination. We believe, based on past history and our policies and procedures, that our net inventory is salable. Inventory as of fiscal 2012 and 2011 was:

	2012	2011
Inventories:
Finished goods	$306	$338
Raw materials	229	240

	$535	$578

Property, Plant and Equipment

Property, plant and equipment are stated at cost. Depreciation is computed primarily by the straight-line method over the estimated useful lives of the assets ranging from 15 to 25 years for buildings and improvements and two to 10 years for machinery, equipment, and tooling. Leasehold improvements are depreciated over the shorter of the useful life of the improvement or the lease term. Repairs and maintenance costs are charged to expense as incurred. The Company capitalized interest of $5, $3, and $2 in fiscal 2012, 2011, and 2010, respectively. Property, plant and equipment as of fiscal 2012 and 2011 was:

	2012	2011
Property, plant and equipment:
Land, buildings and improvements	$281	$268
Equipment and construction in progress	2,019	1,836

	2,300	2,104
Less accumulated depreciation	1,084	854

	$1,216	$1,250

Long-lived Assets

Long-lived assets, including property, plant and equipment and definite lived intangible assets are reviewed for impairment at the product line level in accordance with the Property, Plant and Equipment standard of the ASC whenever facts and circumstances indicate that the carrying amount may not be recoverable. Specifically, this process involves comparing an asset’s carrying value to the estimated undiscounted future cash flows the asset is expected to generate over its remaining life. If this process were to result in the conclusion that the carrying value of a long-lived asset would not be recoverable, a write-down of the asset to fair value would be recorded through a charge to operations. Fair value is determined based upon discounted cash flows or appraisals as appropriate. Long-lived assets that are held for sale are reported at the lower of the assets’ carrying amount or fair value less costs related to the assets’ disposition. In connection with our facility rationalizations, we recorded impairment charges totaling $20, $35, and $19 to write-down long-lived assets to their net realizable valuables during fiscal years 2012, 2011, and 2010 respectively.

Goodwill

The Company follows the principles provided by the Goodwill and Other Intangibles standard of the ASC. Goodwill is not amortized but rather tested annually for impairment. The Company performs their annual impairment test on the first day of the fourth quarter in each respective fiscal year. For purposes of conducting our annual goodwill impairment test, the Company determined that we have five reporting units, Open Top, Rigid Closed Top, Engineered Films, Flexible Packaging and Tapes. Tapes and Engineered Films comprise the Engineered Materials operating segment. We determined that each of the components within our respective reporting units have similar economic characteristics and therefore should be aggregated. We reached this conclusion because within each of our reporting units, we have similar products and production processes which allow us to share assets and resources across the product lines. We regularly re-align our production equipment and manufacturing facilities in order to take advantage of cost savings opportunities, obtain synergies and create manufacturing efficiencies. In addition, we utilize our research and development centers, design center, tool shops, and graphics center which all provide benefits to each of the reporting units and work on new products that can not only benefit one product line, but can benefit multiple product lines. We also believe that the goodwill is recoverable from the overall operations of the unit given the similarity in production processes, synergies from leveraging the combined resources, common raw materials, common research and development, similar margins and similar distribution methodologies. In fiscal 2012 the Company completed its annual test and determined no impairment existed. In fiscal 2011 the Company completed the annual impairment and determined the carrying value of the Specialty Films division, which is now included in Engineered Materials and Flexible Packaging, exceeded its fair value. The Company performed the second step of its evaluation to calculate the impairment and as a result recorded a goodwill impairment charge of $165 in Restructuring and impairment charges on the Consolidated Statement of Operations in fiscal 2011. In fiscal 2011, we experienced a base volume decline of 11% in out Engineered Materials and Flexible Packaging segments. This base volume decline of 11% occurred because of a pricing strategy that we implemented in our second fiscal quarter and continued throughout the remainder of 2011.

The changes in the carrying amount of goodwill by reportable segment are as follows:

	Rigid Open Top	Rigid Closed Top	Engineered Materials	Flexible Packaging	Total
Balance as of fiscal 2010	$682	$771	$134	$113	$1,700
Adjustment for income taxes	—	6	4	—	10
Foreign currency translation adjustment	—	(1)	—	—	(1)
Impairment of goodwill	—	—	(88)	(77)	(165)
Goodwill from acquisitions	(1)	43	5	4	51

Balance as of fiscal 2011	$681	$819	$55	$40	$1,595

Adjustment for income taxes	—	—	—	—	—
Foreign currency translation adjustment	—	2	—	—	2
Goodwill from acquisitions	—	11	18	—	29

Balance as of fiscal 2012	$681	$832	$73	$40	$1,626

Deferred Financing Fees

Deferred financing fees are being amortized to interest expense using the effective interest method over the lives of the respective debt agreements.

Intangible Assets

Customer relationships are being amortized using an accelerated amortization method which corresponds with the customer attrition rates used in the initial valuation of the intangibles over the estimated life of the relationships which range from 11 to 20 years. Technology intangibles are being amortized using the straight-line method over the estimated life of the technology which is 11 years. License intangibles are being amortized using the straight-line method over the life of the license which is 10 years. Patent intangibles are being amortized using the straight-line method over the shorter of the estimated life of the technology or the patent expiration date ranging from 10 to 20 years, with a weighted-average life of 15 years. The Company evaluates the remaining useful life of intangible assets on a periodic basis to determine whether events and circumstances warrant a revision to the remaining useful life. Trademarks that are expected to remain in use, which are indefinite lived intangible assets, are required to be reviewed for impairment annually. We completed the annual impairment test of our indefinite lived tradenames and noted no impairment. As discussed in Note 10, the Company recorded a $17 impairment charge related to the exit of its building products operations.

	Customer Relationships	Trademarks	Other Intangibles	Accumulated Amortization	Total
Balance as of fiscal 2010	$1,145	$277	$76	$(396)	$1,102
Adjustment for income taxes	—	—	(4)	—	(4)
Amortization expense	—	—	—	(106)	(106)
Acquisition intangibles	33	9	10	—	52

Balance as of fiscal 2011	$1,178	$286	$82	$(502)	$1,044

Adjustment for income taxes	—	—	(4)	—	(4)
Write—off of fully amortized intangibles	—	—	(7)	7	—
Amortization expense	—	—	—	(109)	(109)
Impairment of intangibles	(37)	—	—	20	(17)
Acquisition intangibles	12	3	28	—	43

Balance as of fiscal 2012	$1,153	$289	$99	$(584)	$957

Insurable Liabilities

The Company records liabilities for the self-insured portion of workers’ compensation, health, product, general and auto liabilities. The determination of these liabilities and related expenses is dependent on claims experience. For most of these liabilities, claims incurred but not yet reported are estimated by utilizing actuarial valuations based upon historical claims experience.

Income Taxes

The Company accounts for income taxes under the asset and liability approach, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequence of events that have been recognized in the Company’s financial statements or income tax returns. Income taxes are recognized during the period in which the underlying transactions are recorded. Deferred taxes, with the exception of non-deductible goodwill, are provided for temporary differences between amounts of assets and liabilities as recorded for financial reporting purposes and such amounts as measured by tax laws. If the Company determines that a deferred tax asset arising from temporary differences is not likely to be utilized, the Company will establish a valuation allowance against that asset to record it at its expected realizable value. The Company recognizes uncertain tax positions when it is more likely than not that the tax position will be sustained upon examination by relevant taxing authorities, based on the technical merits of the position. The amount recognized is measured as the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement. The Company’s effective tax rate is dependent on many factors including: the impact of enacted tax laws in jurisdictions in which the Company operates; the amount of earnings by jurisdiction, due to varying tax rates in each country; and the Company’s ability to utilize foreign tax credits related to foreign taxes paid on foreign earnings that will be remitted to the United States.

Comprehensive Loss

Comprehensive loss is comprised of net loss and other comprehensive losses. Other comprehensive losses include net unrealized gains or losses resulting from currency translations of foreign subsidiaries, changes in the value of our derivative instruments and adjustments to the pension liability.

The accumulated balances related to each component of other comprehensive income (loss) were as follows (amounts below are net of taxes):

	Currency Translation	Defined Benefit Pension and Retiree Health Benefit Plans	Interest Rate Hedges	Accumulated Other Comprehensive Loss
Balance as of fiscal 2010	$(11)	$(12)	$—	$(23)
Other comprehensive loss	(10)	(14)	(8)	(32)
Tax expense (benefit)	—	5	2	7

Balance as of fiscal 2011	$(21)	$(21)	$(6)	$(48)

Other comprehensive income (loss)	6	(14)	4	(4)
Tax expense (benefit)	—	6	(1)	5

Balance as of fiscal 2012	$(15)	$(29)	$(3)	$(47)

Accrued Rebates

The Company offers various rebates to customers based on purchases. These rebate programs are individually negotiated with customers and contain a variety of different terms and conditions. Certain rebates are calculated as flat percentages of purchases, while others included tiered volume incentives. These rebates may be payable monthly, quarterly, or annually. The calculation of the accrued rebate balance involves significant management estimates, especially where the terms of the rebate involve tiered volume levels that require estimates of expected annual sales. These provisions are based on estimates derived from current program requirements and historical experience. The accrual for customer rebates was $68 and $60 at the end of fiscal 2012 and 2011, respectively and is included in Accrued expenses and other current liabilities.

Pension

Pension benefit costs include assumptions for the discount rate, retirement age, and expected return on plan assets. Retiree medical plan costs include assumptions for the discount rate, retirement age, and health-care-cost trend rates. Periodically, the Company evaluates the discount rate and the expected return on plan assets in its defined benefit pension and retiree health benefit plans. In evaluating these assumptions, the Company considers many factors, including an evaluation of the discount rates, expected return on plan assets and the health-care-cost trend rates of other companies; historical assumptions compared with actual results; an analysis of current market conditions and asset allocations; and the views of advisers.

Net Income (Loss) Per Share

The Company calculates basis net income (loss) per share based on the weighted-average number of outstanding common shares. The Company calculates diluted net income (loss) per share based on the weighted-average number of outstanding common shares plus the effect of dilutive securities.

Use of Estimates

The preparation of the financial statements in conformity with U.S. generally accepted accounting principles requires management to make extensive use of estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities and the reported amounts of sales and expenses. Actual results could differ materially from these estimates. Changes in estimates are recorded in results of operations in the period that the event or circumstances giving rise to such changes occur.

Recently Issued Accounting Pronouncements

In June 2011, the FASB issued Accounting Standards Update No. 2011-05: Comprehensive Income (“ASU 2011-05”). ASU 2011-05 amends current presentation guidance by eliminating the option for an entity to present the components of comprehensive income as part of the statement of changes in stockholder’s equity and requires presentation of comprehensive income in a single continuous financial statement or in two separate but consecutive financial statements. The amendments in ASU 2011-05 do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The Company adopted this standard on January 1, 2012 and has included the comprehensive income in a single continuous financial statement within its consolidated financial statements.

In September 2011, the FASB issued Accounting Standards Update No. 2011-08: Testing for Goodwill Impairment (“ASU 2011-08”). ASU 2011-08 amends current goodwill impairment testing guidance by providing entities with an option to perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. ASU 2011-08 will be effective for interim and annual goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The adoption of ASU 2011-08 is not expected to have a material impact on the Company’s consolidated financial statements.

In December 2011, the FASB issued Accounting Standards Update No. 2011-12: Comprehensive Income (Topic 220), Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 (“ASU 2011-12”). This ASU 2011-12 defers the ASU 2011-05 requirement that companies present reclassification adjustments for each component of accumulated other comprehensive income (AOCI) in both net income and other comprehensive income (OCI) on the face of the financial statements. Companies are still required to present reclassifications out of AOCI on the face of the financial statements or disclose those amounts in the notes to the financial statements. The ASU also defers the requirement to report reclassification adjustments in interim periods. The Company adopted this standard on January 1, 2012 and has included the comprehensive income in a single continuous financial statement within its consolidated financial statements.

In July 2012, the FASB issued Accounting Standards Update No. 2012-02: Intangibles—Goodwill and Other (Topic 350), Testing Indefinite-Lived Intangible Assets for Impairment (“ASU 2012-02”). This ASU 2012-02 adds on optional qualitative assessment for determining whether an indefinite-lived intangible asset is impaired, similar to the goodwill guidance issued in ASU 2011-08. Companies have the option to first perform a qualitative assessment to determine whether it is more likely than not (a likelihood of more than 50%) that an indefinite-lived intangible asset is impaired. If a company determines that it is more likely than not that the fair value of such an asset exceeds its carrying value amount, it would not need to calculate the fair value of the asset in that year. However, if a company concludes otherwise, it must calculate the fair value of the asset, compare that value with its carrying amount and record an impairment charge, if any. ASU 2012-02 becomes effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. The adoption of ASU 2012-02 is not expected to have a material impact on the Company’s consolidated financial statements.

Goodwill, Intangible Assets And Deferred Costs	12 Months Ended
Sep. 29, 2012
Goodwill, Intangible Assets And Deferred Costs
5.	Goodwill, Intangible Assets and Deferred Costs

The following table sets forth the gross carrying amount and accumulated amortization of the Company’s goodwill, intangible assets and deferred costs as of the fiscal year-end 2012 and 2011:

	2012	2011	Amortization Period
Deferred financing fees	$104	$104	Respective debt
Accumulated amortization	(51)	(39)

Deferred financing fees, net	53	65
Goodwill	1,626	1,595	Indefinite lived
Customer relationships	1,153	1,178	11 – 20 years
Trademarks (indefinite lived)	220	220	Indefinite lived
Trademarks (definite lived)	69	66	8-15 years
Other intangibles	99	82	10-20 years
Accumulated amortization	(584)	(502)

Intangible assets, net	957	1,044

Total goodwill, intangible assets and deferred costs	$2,636	$2,704

The Company recorded a goodwill impairment charge in the Engineered Materials and Flexible Packaging segments in fiscal 2011. See Note 1 for further discussion. Future amortization expense for definite lived intangibles as of fiscal 2012 for the next five fiscal years is $103, $95, $86, $79 and $68 each year for fiscal years ending 2013, 2014, 2015, 2016, and 2017, respectively.

Lease And Other Commitments And Contingencies	12 Months Ended
Sep. 29, 2012
Lease And Other Commitments And Contingencies
6.	Lease and Other Commitments and Contingencies

The Company leases certain property, plant and equipment under long-term lease agreements. Property, plant, and equipment under capital leases are reflected on the Company’s balance sheet as owned. The Company entered into new capital lease obligations totaling $45, $29, and $7 during fiscal 2010, 2011, and 2012, respectively, with various lease expiration dates through 2019. The Company records amortization of capital leases in Cost of goods sold in the Consolidated Statement of Operations. Assets under operating leases are not recorded on the Company’s balance sheet. Operating leases expire at various dates in the future with certain leases containing renewal options. The Company had minimum lease payments or contingent rentals of $15 and $14 and asset retirement obligations of $5 and $6 as of fiscal 2012 and 2011, respectively. Total rental expense from operating leases was $56, $59, and $56 in fiscal 2012, 2011, and 2010, respectively.

Future minimum lease payments for capital leases and noncancellable operating leases with initial terms in excess of one year as of fiscal year-end 2012, are as follows:

	Capital Leases	Operating Leases
2013	$24	$46
2014	20	36
2015	22	32
2016	11	30
2017	4	26
Thereafter	6	119

	87	$289

Less: amount representing interest	(17)

Present value of net minimum lease payments	$70

In September 2012, the Company entered into a sale-leaseback transaction pursuant to which it sold its warehouse facility located in Lawrence , Kansas. The Company received net proceeds of $20 and resulted in the Company realizing a deferred gain of $1 which will be offset against the future lease payments over the life of the lease.

The Company is party to various legal proceedings involving routine claims which are incidental to its business. Although the Company’s legal and financial liability with respect to such proceedings cannot be estimated with certainty, the Company believes that any ultimate liability would not be material to its financial position, results of operations or cash flows. The Company has various purchase commitments for raw materials, supplies and property and equipment incidental to the ordinary conduct of business.

As the end of fiscal 2012, the Company employed over 15,000 employees. Approximately 11% of our employees are covered by collective bargaining agreements. Four of our 12 agreements, covering approximately 1,200 employees, were scheduled for renegotiation in fiscal 2012, and each of them was renegotiated. The remaining agreements expire after fiscal 2012.

Retirement Plan	12 Months Ended
Sep. 29, 2012
Retirement Plan
9.	Retirement Plan

The Company maintains six defined benefit pension plans which cover certain manufacturing facilities. The Company also maintains a retiree health plan, which covers certain healthcare and life insurance benefits for certain retired employees and their spouses. Each of the six defined benefit plans and the retiree health plan are frozen plans. The Company uses fiscal year-end as a measurement date for the retirement plans.

The Company sponsors two defined contribution 401(k) retirement plans covering substantially all employees. Contributions are based upon a fixed dollar amount for employees who participate and percentages of employee contributions at specified thresholds. Contribution expense for these plans was $7, $6, and $6 for fiscal 2012, 2011, and 2010, respectively.

The Company participates in one multiemployer plan. Contributions to the plan are based on specific percentages of employee compensation and are immaterial.

The projected benefit obligations of the Company’s plans presented herein are equal to the accumulated benefit obligations of such plans. The tables below exclude the obligations related to the foreign plans. The net liability for foreign plans is approximately $3. The net amount of liability recognized is included in Other long-term liabilities on the Consolidated Balance Sheets.

	Defined Benefit Pension Plans		Retiree Health Plan
	2012	2011	2012	2011
Change in Projected Benefit Obligations (PBO)
PBO at beginning of period	$179	$175	$4	$4
Service cost	—	—	—	—
Interest cost	8	8	—	—
Actuarial loss (gain)	29	4	—	—
Benefits paid	(9)	(8)	(1)	—

PBO at end of period	$207	$179	$3	$4

Change in Fair Value of Plan Assets
Plan assets at beginning of period	$109	$112	$—	$—
Actual return on plan assets	20	(2)	—	—
Company contributions	9	7	1	—
Benefits paid	(9)	(8)	(1)	—

Plan assets at end of period	129	109	—	—

Net amount recognized	$(78)	$(70)	$(3)	$(4)

At the end of fiscal 2012 the Company had $53 of net unrealized losses recorded in Accumulated other comprehensive loss on the Consolidated Balance Sheets. The Company expects $2 to be realized in fiscal 2013.

The following table presents significant weighted-average assumptions used to determine benefit obligation and benefit cost for the fiscal years ended:

	Defined Benefit Pension Plans		Retiree Health Plan
(Percents)	2012	2011	2012	2011
Weighted-average assumptions:
Discount rate for benefit obligation	3.6	4.4	2.4	4.5
Discount rate for net benefit cost	4.4	4.8	4.5	5.0
Expected return on plan assets for net benefit costs	8.0	8.0	8.0	8.0

In evaluating the expected return on plan assets, Berry considered its historical assumptions compared with actual results, an analysis of current market conditions, asset allocations, and the views of advisors. The return on plan assets is derived from target allocations and historical yield by asset type. Health-care-cost trend rates were assumed to increase at an annual rate of 7.0% in 2012 and thereafter. A one-percentage-point change in these assumed health care cost trend rates would not have a material impact on our postretirement benefit obligation.

In accordance with the guidance from the FASB for employers’ disclosure about postretirement benefit plan assets the table below discloses fair values of each pension plan asset category and level within the fair value hierarchy in which it falls. There was no material changes or transfers between level 3 assets and the other levels.

Fiscal 2012 Asset Category	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$4	$—	$—	$4
U.S. large cap comingled equity funds	—	40	—	40
U.S. mid cap equity mutual funds	13	—	—	13
U.S. small cap equity mutual funds	7	—	—	7
International equity mutual funds	13	—	—	13
Real estate equity investment funds	4	—	—	4
Corporate bond mutual funds	—	37	—	37
Guaranteed investment account	—	—	11	11
Other	—	—	—	—

Total	$41	$77	$11	$129

Fiscal 2011 Asset Category	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$4	$—	$—	$4
U.S. large cap comingled equity funds	—	28	—	28
U.S. mid cap equity mutual funds	10	—	—	10
U.S. small cap equity mutual funds	5	—	—	5
International equity mutual funds	11	—	—	11
Real estate equity investment funds	3	—	—	3
Corporate bond mutual funds	—	30	—	30
Guaranteed investment account	—	—	12	12
Other	6	—	—	6

Total	$39	$58	$12	$109

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid for the fiscal years ending as follows:

	Defined Benefit Pension Plans	Retiree Health Plan
2013	$10	$1
2014	10	—
2015	10	—
2016	10	—
2017	10	—
2018-2022	55	1

Net pension and retiree health benefit expense included the following components as of fiscal 2012 and 2011:

	2012	2011
Defined Benefit Pension Plans
Service cost	$—	$—
Interest cost	8	9
Amortization	2	1
Expected return on plan assets	(8)	(9)

Net periodic benefit cost	$2	$1

Our defined benefit pension plan asset allocations as of fiscal year-end 2012 and 2011 are as follows:

	2012	2011
Asset Category
Equity securities and equity-like instruments	59%	53%
Debt securities	29	32
Other	12	15

Total	100%	100%

The Company’s retirement plan assets are invested with the objective of providing the plans the ability to fund current and future benefit payment requirements while minimizing annual Company contributions. The plans’ asset allocation strategy reflects a long-term growth strategy with approximately 40-50% allocated to growth investments and 40-50% allocated to fixed income investments and 5-10% in other, including cash. The retirement plans held $11 principal of the Company’s 10  1/4% Senior Subordinated Notes at the end of fiscal 2012 and 2011, respectively. The Company re-addresses the allocation of its investments on a regular basis.

Related Party Transactions	12 Months Ended
Sep. 29, 2012
Related Party Transactions
11.	Related Party Transactions

Management Fee

The Company is charged a management fee by affiliates of Apollo and Graham for the provision of management consulting and advisory services provided throughout the year. The management fee is the greater of $3 or 1.25% of adjusted EBITDA. The management fees are classified in Other operating expenses in the Statement of Operations and the management services agreement with Apollo and Graham terminated upon completion of the initial public offering completed on October 3, 2012.

Total management fees charged by Apollo and Graham were $9, $9, and $8 in fiscal 2012, 2011, and 2010, respectively. The Company paid $8 and $6 to entities affiliated with Apollo and $1 to entities affiliated with Graham for fiscal 2012 and 2011, respectively. In connection with the Rexam SBC acquisition, Berry management and the sponsors received a transaction fee of $5.

Other Related Party Transactions

Certain of our management, stockholders and related parties and its affiliates have independently acquired and held financial debt instruments of the Company. During fiscal 2010 and 2012, interest expense related to this debt includes $8 and $2, respectively.

Stockholders' Equity	12 Months Ended
Sep. 29, 2012
Stockholders' Equity
12.	Stockholders’ Equity

2006 Equity Incentive Plan

In connection with Apollo’s acquisition of the Company, we adopted an equity incentive plan pursuant to which options to acquire up to 7,071,337 shares of the Company’s common stock may be granted. Prior to fiscal 2011, the plan was amended to allow for an additional 5,267,500 options to be granted. Options granted under the 2006 Equity Incentive Plan may not be assigned or transferred, except to the Company or by will or the laws of descent or distribution. The 2006 Equity Incentive Plan terminates ten years after adoption and no options may be granted under the plan thereafter. The 2006 Equity Incentive Plan allows for the issuance of non-qualified options, options intended to qualify as “incentive stock options” within the meaning of the Internal Revenue Code of 1986, as amended, and stock appreciation rights. The employees participating in the 2006 Equity Incentive Plan receive options and stock appreciation rights under the 2006 Equity Incentive Plan pursuant to individual option and stock appreciation rights agreements, the terms and conditions of which are substantially identical. Each option agreement provides for the issuance of options to purchase common stock of the Company. Options granted under the 2006 Equity Incentive Plan had an exercise price per share that either (1) was fixed at the fair market value of a share of common stock on the date of grant or (2) commenced at the fair market value of a share of common stock on the date of grant and increases at the rate of 15% per year during the term. Some options granted under the plan become vested and exercisable over a five-year period based on continued service. Other options become vested and exercisable based on the achievement by the Company of certain financial targets. Upon a change in control, the vesting schedule, with respect to certain options, accelerate for a portion of the shares subject to such options.

The Company recognized total stock based compensation of $2 for fiscal 2012 and 2011 and $1 for fiscal 2010.

Information related to the 2006 Equity Incentive Plan as of the fiscal year-end 2012 and 2011 is as follows:

	2012		2011
	Number Of Shares	Weighted Average Exercise Price	Number Of Shares	Weighted Average Exercise Price
Options outstanding, beginning of period	10,826,232	$7.70	10,614,883	$7.78
Options granted	695,898	10.57	1,552,418	6.13
Options exercised or cash settled	(175,412)	7.33	—	—
Options forfeited or cancelled	(605,628)	7.43	(1,341,069)	7.94

Options outstanding, end of period	10,741,090	$7.76	10,826,232	$7.70

Option price range at end of period	$3.04-15.04		$3.04-9.21
Options exercisable at end of period	7,327,612		7,318,346
Options available for grant at period end	1,597,240		1,512,606
Weighted average fair value of options granted during period	$2.71		$1.88

The fair value for options granted has been estimated at the date of grant using a Black-Scholes model, generally with the following weighted average assumptions:

	2012	2011	2010
Risk-free interest rate	.6 - .9%	1.30%	2.60%
Dividend yield	0.00%	0.00%	0.00%
Volatility factor	0.38	.32 - .34	0.33
Expected option life	5 years	5 years	5 years

The following table summarizes information about the options outstanding as of fiscal 2012:

Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable
$3.04 - $15.04	10,741,090	5 years	$7.76	7,327,612

Redeemable Common Stock

The Company has common stock outstanding to former employees that will be repurchased by the Company. Redemption of this common stock will be based on the fair value of the stock on the fixed redemption date and this redemption is out of the control of the Company. This redeemable common stock is recorded at its fair value in temporary equity and changes in the fair value are recorded in additional paid in capital each period. Under the 2006 Equity Incentive Plan, the exercise price for option awards is the fair market value of common stock on the date of grant. Historically, the fair market value of a share of common stock was determined by the Board of Directors by applying industry-appropriate multiples to current EBITDA. This valuation took into account a level of net debt that excluded cash required for working capital purposes. The categorization of the framework used to price these liabilities is considered a Level 3, due to the subjective nature of the unobservable inputs used to determine the fair value. Upon completion of a successful initial public offering, the redemption requirement terminates and the Company is no longer required to repurchase these shares. The fair value as of the end of fiscal 2012 and 2011 is $23 and $16, respectively.

Quarterly Financial Data	12 Months Ended
Sep. 29, 2012
Quarterly Financial Data
16.	Quarterly Financial Data (Unaudited)

The following table contains selected unaudited quarterly financial data for fiscal years 2012 and 2011.

	2012				2011
	First	Second	Third	Fourth	First(b)	Second	Third	Fourth(a)
Net sales	$1,137	$1,183	$1,242	$1,204	$1,041	$1,104	$1,187	$1,229
Cost of sales	972	972	1,028	977	902	939	1,000	1,037

Gross profit	165	211	214	227	139	165	187	192

Net income (loss)	$(31)	$2	$9	$22	$(83)	$(19)	$(5)	$(192)

(a)	Includes a goodwill impairment charge of $165 in fiscal 2011
(b)	Includes a loss on extinguishment of debt of $68 in fiscal 2011

Subsequent Events	12 Months Ended
Sep. 29, 2012
Subsequent Events
17.	Subsequent Events

In October 2012, we filed an initial public offering and sold 29,411,764 shares of common stock at $16.00 per share. Proceeds, net of underwriting fees, of $444 and cash from operations were used to repurchase $455 of 11% Senior Subordinated Notes due September 15, 2016. In connection with the initial public offering, we entered into an income tax receivable agreement that provides for the payment by us to our existing stockholders, option holders and holders of our stock appreciation rights of 85% of the amount of cash savings, if any, in U.S. federal, foreign, state and local income tax that we actually realize (or are deemed to realize in the case of a change of control) as a result of the utilization of our and our subsidiaries’ net operating losses attributable to periods prior to the initial public offering. We expect to pay between $300 and $350 in cash related to this agreement, based on our current taxable income estimates, and will record a liability on our consolidated balance sheet for 85% of our net operating losses upon consummation of our initial public offering.

In connection with the initial public offering, the Company adopted the Berry Plastics Group, Inc. 2012 Long-Term Incentive Plan, “2012 Plan.” The purposes of the 2012 Plan are to further the growth of the Company and to reward and incentivize the outstanding performance of our key employees, directors, consultants and other service providers by aligning their interests with those of stockholders through equity-based compensation and enhanced opportunities for ownership of shares of our common stock. The 2012 Plan will be administered by our board of directors and/or the compensation committee thereof, or such other committee of the board of directors as the board of directors may from time to time designate (the committee administering the 2012 Plan is referred to in this description as the “committee”). Among other things, the committee will have the authority to select individuals to whom awards may be granted, to determine the type of awards, to determine the terms and conditions of any such awards, to interpret the terms and provisions of the 2012 Plan and awards granted thereunder and to otherwise administer the plan. Persons who serve or agree to serve as employees of, directors of, consultants to or other service providers of Berry Plastics Group, Inc. on the date of the grant will be eligible to be granted awards under the 2012 Plan. The 2012 Plan authorizes the issuance of up to 9,297,750 shares of common stock pursuant to the grant or exercise of nonqualified stock options, incentive stock options, stock appreciation rights, restricted stock, restricted stock units and other equity-based awards. The maximum number of shares of common stock pursuant to incentive stock options will be 929,775 shares of common stock.

Basis of Presentation and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Sep. 29, 2012
Initial Public Offering and Stock Split

Initial Public Offering and Stock Split

In October 2012, we filed an initial public offering and sold 29,411,764 shares of common stock at $16.00 per share. Proceeds, net of underwriting fees, of $444 and cash from operations were used to repurchase $455 of 11% Senior Subordinated Notes due September 2016. In conjunction with the initial public offering the Company executed a 12.25 for one stock split of the Company’s common stock. The effect of the stock split on outstanding shares and earnings per share has been retroactively applied to all periods presented.

Basis of Presentation

Basis of Presentation

Berry is majority owned by affiliates of Apollo Management, L.P. (“Apollo”) and Graham Partners (“Graham”). Periods presented in these financial statements include fiscal periods ending September 29, 2012 (“fiscal 2012”), October 1, 2011 (“fiscal 2011”), and October 2, 2010 (“fiscal 2010”). Berry, through its wholly-owned subsidiaries operates in four primary segments: Rigid Open Top, Rigid Closed Top, Engineered Materials, and Flexible Packaging. The Company’s customers are located principally throughout the United States, without significant concentration in any one region or with any one customer. The Company performs periodic credit evaluations of its customers’ financial condition and generally does not require collateral. The Company’s fiscal year is based on fifty-two or fifty-three week periods. Fiscal 2010 represents a fifty-three week period. The Company has evaluated subsequent events through the date the financial statements were issued.

Consolidation

Consolidation

The consolidated financial statements include the accounts of Berry and its subsidiaries, all of which includes our wholly owned and majority owned subsidiaries. Intercompany accounts and transactions have been eliminated in consolidation. Where our ownership of consolidated subsidiaries is less than 100% the non-controlling interests are reflected in stockholders’ equity.

Revenue Recognition

Revenue Recognition

Revenue from the sales of products is recognized at the time title and risks and rewards of ownership pass to the customer (either when the products reach the free-on-board shipping point or destination depending on the contractual terms), there is persuasive evidence of an arrangement, the sales price is fixed and determinable and collection is reasonably assured. Provisions for certain rebates, sales incentives, trade promotions, coupons, product returns and discounts to customers are accounted for as reductions in gross sales to arrive at net sales. In accordance with the Revenue Recognition standards of the Accounting Standards Codification (“Codification” or “ASC”), the Company provides for these items as reductions of revenue at the later of the date of the sale or the date the incentive is offered. These provisions are based on estimates derived from current program requirements and historical experience.

Shipping, handling, purchasing, receiving, inspecting, warehousing, and other costs of distribution are presented in cost of goods sold in the statements of operations. The Company classifies amounts charged to its customers for shipping and handling in Net sales in the Consolidated Statement of Operations.

Vendor Rebates, Purchases Of Raw Materials And Concentration Of Risk

Vendor Rebates, Purchases of Raw Materials and Concentration of Risk

The Company receives consideration in the form of rebates from certain vendors. The Company accrues these as a reduction of inventory cost as earned under existing programs, and reflects as a reduction of cost of goods sold at the time that the related underlying inventory is sold to customers.

The largest supplier of the Company’s total resin material requirements represented approximately 20% of purchases in fiscal 2012. The Company uses a variety of suppliers to meet its resin requirements.

Research and Development

Research and Development

Research and development costs are expensed when incurred. The Company incurred research and development expenditures of $25, $20, and $21 in fiscal 2012, 2011, and 2010, respectively.

Stock-Based Compensation

Stock-Based Compensation

The compensation guidance of the FASB requires that the compensation cost relating to share-based payment transactions be recognized in financial statements based on alternative fair value models. The share-based compensation cost is measured based on the fair value of the equity or liability instruments issued. As of fiscal 2012, the Company has one share-based compensation plan, the 2006 Equity Incentive Plan, which is more fully described in Note 12. The Company recorded total stock compensation expense of $2, $2, and $1 for fiscal 2012, 2011 and 2010, respectively.

The Company utilizes the Black-Scholes option valuation model for estimating the fair value of the stock options. The model allows for the use of a range of assumptions. Expected volatilities utilized in the Black-Scholes model are based on implied volatilities from traded stocks of peer companies. Similarly, the dividend yield is based on historical experience and the estimate of future dividend yields. The risk-free interest rate is derived from the U.S. Treasury yield curve in effect at the time of grant. The expected lives of the grants are derived from historical experience and expected behavior. The fair value for options granted has been estimated at the date of grant using a Black-Scholes model, with the following weighted average assumptions:

	Fiscal year
	2012	2011	2010
Risk-free interest rate	0.6-0.9%	1.3%	2.6%
Dividend yield	0.0%	0.0%	0.0%
Volatility factor	.38	.32-.34	.33
Expected option life	5 years	5 years	5 years

In connection with the initial public offering, the Company adopted the Berry Plastics Group, Inc. 2012 Long-Term Incentive Plan, (the “2012 Plan”). The purposes of the 2012 Plan are to further the growth of the Company and to reward and incentivize the outstanding performance of our key employees, directors, consultants and other service providers by aligning their interests with those of stockholders through equity-based compensation and enhanced opportunities for ownership of shares of our common stock. The 2012 Plan will be administered by our board of directors and/or the compensation committee thereof, or such other committee of the board of directors as the board of directors may from time to time designate (the committee administering the 2012 Plan is referred to in this description as the “committee”). Among other things, the committee will have the authority to select individuals to whom awards may be granted, to determine the type of awards, to determine the terms and conditions of any such awards, to interpret the terms and provisions of the 2012 Plan and awards granted thereunder and to otherwise administer the plan. Persons who serve or agree to serve as employees of, directors of, consultants to or other service providers of Berry Plastics Group, Inc. on the date of the grant will be eligible to be granted awards under the 2012 Plan. The 2012 Plan authorizes the issuance of up to 9,297,750 shares of common stock pursuant to the grant or exercise of nonqualified stock options, incentive stock options, stock appreciation rights, restricted stock, restricted stock units and other equity-based awards. The maximum number of shares of common stock pursuant to incentive stock options will be 929,775 shares of common stock.

Foreign Currency

Foreign Currency

For the non-U.S. subsidiaries that account in a functional currency other than U.S. Dollars, assets and liabilities are translated into U.S. Dollars using period-end exchange rates. Sales and expenses are translated at the average exchange rates in effect during the period. Foreign currency translation gains and losses are included as a component of Accumulated other comprehensive income (loss) within stockholders’ equity. Gains and losses resulting from foreign currency transactions, the amounts of which are not material in any period presented are included in the Consolidated Statements of Operations.

Cash and Cash Equivalents	Cash and Cash Equivalents All highly liquid investments purchased with a maturity of three months or less from the time of purchase are considered to be cash equivalents.
Allowance for Doubtful Accounts

Allowance for Doubtful Accounts

The Company’s accounts receivable and related allowance for doubtful accounts are analyzed in detail on a quarterly basis and all significant customers with delinquent balances are reviewed to determine future collectibility. The determinations are based on legal issues (such as bankruptcy status), past history, current financial and credit agency reports, and the experience of the credit representatives. Reserves are established in the quarter in which the Company makes the determination that the account is deemed uncollectible. The Company maintains additional reserves based on its historical bad debt experience. The following table summarizes the activity for fiscal 2012, 2011 and 2010 for the allowance for doubtful accounts:

	2012	2011	2010
Allowance for doubtful accounts, beginning	$4	$4	$3
Bad debt expense	1	1	2
Write-offs against allowance	(2)	(1)	(1)

Allowance for doubtful accounts, ending	$3	$4	$4

Inventories

Inventories

Inventories are stated at the lower of cost or market and are valued using the first-in, first-out method. Management periodically reviews inventory balances, using recent and future expected sales to identify slow-moving and/or obsolete items. The cost of spare parts inventory is charged to manufacturing overhead expense when incurred. We evaluate our reserve for inventory obsolescence on a quarterly basis and review inventory on-hand to determine future salability. We base our determinations on the age of the inventory and the experience of our personnel. We reserve inventory that we deem to be not salable in the quarter in which we make the determination. We believe, based on past history and our policies and procedures, that our net inventory is salable. Inventory as of fiscal 2012 and 2011 was:

	2012	2011
Inventories:
Finished goods	$306	$338
Raw materials	229	240

	$535	$578

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment are stated at cost. Depreciation is computed primarily by the straight-line method over the estimated useful lives of the assets ranging from 15 to 25 years for buildings and improvements and two to 10 years for machinery, equipment, and tooling. Leasehold improvements are depreciated over the shorter of the useful life of the improvement or the lease term. Repairs and maintenance costs are charged to expense as incurred. The Company capitalized interest of $5, $3, and $2 in fiscal 2012, 2011, and 2010, respectively. Property, plant and equipment as of fiscal 2012 and 2011 was:

	2012	2011
Property, plant and equipment:
Land, buildings and improvements	$281	$268
Equipment and construction in progress	2,019	1,836

	2,300	2,104
Less accumulated depreciation	1,084	854

	$1,216,535	$1,250

Long-Lived Assets

Long-lived Assets

Long-lived assets, including property, plant and equipment and definite lived intangible assets are reviewed for impairment at the product line level in accordance with the Property, Plant and Equipment standard of the ASC whenever facts and circumstances indicate that the carrying amount may not be recoverable. Specifically, this process involves comparing an asset’s carrying value to the estimated undiscounted future cash flows the asset is expected to generate over its remaining life. If this process were to result in the conclusion that the carrying value of a long-lived asset would not be recoverable, a write-down of the asset to fair value would be recorded through a charge to operations. Fair value is determined based upon discounted cash flows or appraisals as appropriate. Long-lived assets that are held for sale are reported at the lower of the assets’ carrying amount or fair value less costs related to the assets’ disposition. In connection with our facility rationalizations, we recorded impairment charges totaling $20, $35, and $19 to write-down long-lived assets to their net realizable valuables during fiscal years 2012, 2011, and 2010 respectively.

Goodwill

Goodwill

The Company follows the principles provided by the Goodwill and Other Intangibles standard of the ASC. Goodwill is not amortized but rather tested annually for impairment. The Company performs their annual impairment test on the first day of the fourth quarter in each respective fiscal year. For purposes of conducting our annual goodwill impairment test, the Company determined that we have five reporting units, Open Top, Rigid Closed Top, Engineered Films, Flexible Packaging and Tapes. Tapes and Engineered Films comprise the Engineered Materials operating segment. We determined that each of the components within our respective reporting units have similar economic characteristics and therefore should be aggregated. We reached this conclusion because within each of our reporting units, we have similar products and production processes which allow us to share assets and resources across the product lines. We regularly re-align our production equipment and manufacturing facilities in order to take advantage of cost savings opportunities, obtain synergies and create manufacturing efficiencies. In addition, we utilize our research and development centers, design center, tool shops, and graphics center which all provide benefits to each of the reporting units and work on new products that can not only benefit one product line, but can benefit multiple product lines. We also believe that the goodwill is recoverable from the overall operations of the unit given the similarity in production processes, synergies from leveraging the combined resources, common raw materials, common research and development, similar margins and similar distribution methodologies. In fiscal 2012 the Company completed its annual test and determined no impairment existed. In fiscal 2011 the Company completed the annual impairment and determined the carrying value of the Specialty Films division, which is now included in Engineered Materials and Flexible Packaging, exceeded its fair value. The Company performed the second step of its evaluation to calculate the impairment and as a result recorded a goodwill impairment charge of $165 in Restructuring and impairment charges on the Consolidated Statement of Operations in fiscal 2011. In fiscal 2011, we experienced a base volume decline of 11% in out Engineered Materials and Flexible Packaging segments. This base volume decline of 11% occurred because of a pricing strategy that we implemented in our second fiscal quarter and continued throughout the remainder of 2011.

The changes in the carrying amount of goodwill by reportable segment are as follows:

	Rigid Open Top	Rigid Closed Top	Engineered Materials	Flexible Packaging	Total
Balance as of fiscal 2010	$682	$771	$134	$113	$1,700
Adjustment for income taxes	—	6	4	—	10
Foreign currency translation adjustment	—	(1)	—	—	(1)
Impairment of goodwill	—	—	(88)	(77)	(165)
Goodwill from acquisitions	(1)	43	5	4	51

Balance as of fiscal 2011	$681	$819	$55	$40	$1,595

Adjustment for income taxes	—	—	—	—	—
Foreign currency translation adjustment	—	2	—	—	2
Goodwill from acquisitions	—	11	18	—	29

Balance as of fiscal 2012	$681	$832	$73	$40	$1,626

Deferred Financing Fees	Deferred Financing Fees Deferred financing fees are being amortized to interest expense using the effective interest method over the lives of the respective debt agreements.
Intangible Assets

Intangible Assets

Customer relationships are being amortized using an accelerated amortization method which corresponds with the customer attrition rates used in the initial valuation of the intangibles over the estimated life of the relationships which range from 11 to 20 years. Technology intangibles are being amortized using the straight-line method over the estimated life of the technology which is 11 years. License intangibles are being amortized using the straight-line method over the life of the license which is 10 years. Patent intangibles are being amortized using the straight-line method over the shorter of the estimated life of the technology or the patent expiration date ranging from 10 to 20 years, with a weighted-average life of 15 years. The Company evaluates the remaining useful life of intangible assets on a periodic basis to determine whether events and circumstances warrant a revision to the remaining useful life. Trademarks that are expected to remain in use, which are indefinite lived intangible assets, are required to be reviewed for impairment annually. We completed the annual impairment test of our indefinite lived tradenames and noted no impairment. As discussed in Note 10, the Company recorded a $17 impairment charge related to the exit of its building products operations.

	Customer Relationships	Trademarks	Other Intangibles	Accumulated Amortization	Total
Balance as of fiscal 2010	$1,145	$277	$76	$(396)	$1,102
Adjustment for income taxes	—	—	(4)	—	(4)
Amortization expense	—	—	—	(106)	(106)
Acquisition intangibles	33	9	10	—	52

Balance as of fiscal 2011	$1,178	$286	$82	$(502)	$1,044

Adjustment for income taxes	—	—	(4)	—	(4)
Write—off of fully amortized intangibles	—	—	(7)	7	—
Amortization expense	—	—	—	(109)	(109)
Impairment of intangibles	(37)	—	—	20	(17)
Acquisition intangibles	12	3	28	—	43

Balance as of fiscal 2012	$1,153	$289	$99	$(584)	$957

Insurable Liabilities

Insurable Liabilities

The Company records liabilities for the self-insured portion of workers’ compensation, health, product, general and auto liabilities. The determination of these liabilities and related expenses is dependent on claims experience. For most of these liabilities, claims incurred but not yet reported are estimated by utilizing actuarial valuations based upon historical claims experience.

Income Taxes

Income Taxes

The Company accounts for income taxes under the asset and liability approach, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequence of events that have been recognized in the Company’s financial statements or income tax returns. Income taxes are recognized during the period in which the underlying transactions are recorded. Deferred taxes, with the exception of non-deductible goodwill, are provided for temporary differences between amounts of assets and liabilities as recorded for financial reporting purposes and such amounts as measured by tax laws. If the Company determines that a deferred tax asset arising from temporary differences is not likely to be utilized, the Company will establish a valuation allowance against that asset to record it at its expected realizable value. The Company recognizes uncertain tax positions when it is more likely than not that the tax position will be sustained upon examination by relevant taxing authorities, based on the technical merits of the position. The amount recognized is measured as the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement. The Company’s effective tax rate is dependent on many factors including: the impact of enacted tax laws in jurisdictions in which the Company operates; the amount of earnings by jurisdiction, due to varying tax rates in each country; and the Company’s ability to utilize foreign tax credits related to foreign taxes paid on foreign earnings that will be remitted to the United States.

Comprehensive Loss

Comprehensive Loss

Comprehensive loss is comprised of net loss and other comprehensive losses. Other comprehensive losses include net unrealized gains or losses resulting from currency translations of foreign subsidiaries, changes in the value of our derivative instruments and adjustments to the pension liability.

The accumulated balances related to each component of other comprehensive income (loss) were as follows (amounts below are net of taxes):

	Currency Translation	Defined Benefit Pension and Retiree Health Benefit Plans	Interest Rate Hedges	Accumulated Other Comprehensive Loss
Balance as of fiscal 2010	$(11)	$(12)	$—	$(23)
Other comprehensive loss	(10)	(14)	(8)	(32)
Tax expense (benefit)	—	5	2	7

Balance as of fiscal 2011	$(21)	$(21)	$(6)	$(48)

Other comprehensive income (loss)	6	(14)	4	(4)
Tax expense (benefit)	—	6	(1)	5

Balance as of fiscal 2012	$(15)	$(29)	$(3)	$(47)

Accrued Rebates

Accrued Rebates

The Company offers various rebates to customers based on purchases. These rebate programs are individually negotiated with customers and contain a variety of different terms and conditions. Certain rebates are calculated as flat percentages of purchases, while others included tiered volume incentives. These rebates may be payable monthly, quarterly, or annually. The calculation of the accrued rebate balance involves significant management estimates, especially where the terms of the rebate involve tiered volume levels that require estimates of expected annual sales. These provisions are based on estimates derived from current program requirements and historical experience. The accrual for customer rebates was $68 and $60 at the end of fiscal 2012 and 2011, respectively and is included in Accrued expenses and other current liabilities.

Pension

Pension

Pension benefit costs include assumptions for the discount rate, retirement age, and expected return on plan assets. Retiree medical plan costs include assumptions for the discount rate, retirement age, and health-care-cost trend rates. Periodically, the Company evaluates the discount rate and the expected return on plan assets in its defined benefit pension and retiree health benefit plans. In evaluating these assumptions, the Company considers many factors, including an evaluation of the discount rates, expected return on plan assets and the health-care-cost trend rates of other companies; historical assumptions compared with actual results; an analysis of current market conditions and asset allocations; and the views of advisers.

Net Income (Loss) Per Share

Net Income (Loss) Per Share

The Company calculates basis net income (loss) per share based on the weighted-average number of outstanding common shares. The Company calculates diluted net income (loss) per share based on the weighted-average number of outstanding common shares plus the effect of dilutive securities.

Use of Estimates

Use of Estimates

The preparation of the financial statements in conformity with U.S. generally accepted accounting principles requires management to make extensive use of estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities and the reported amounts of sales and expenses. Actual results could differ materially from these estimates. Changes in estimates are recorded in results of operations in the period that the event or circumstances giving rise to such changes occur.

Restructuring And Impairment Charges (Tables)	6 Months Ended	12 Months Ended
	Mar. 30, 2013	Sep. 29, 2012
Components Of Restructuring Charges By Segment

The tables below set forth the significant components of the restructuring charges recognized for the quarterly period ended March 30, 2013 and March 31, 2012, by segment:

	Quarterly Period Ended		Two Quarterly Periods Ended
	March 30, 2013	March 31, 2012	March 30, 2013	March 31, 2012
Rigid Open Top
Severance and termination benefits	$—	$—	$1	$—

Total	$—	$—	$1	$—

Rigid Closed Top
Severance and termination benefits	$1	$—	$2	$2
Facility exit costs and other	—	1	1	1
Asset impairment	—	1	—	4

Total	$1	$2	$3	$7

Engineered Materials
Severance and termination benefits	$—	$1	$1	$2
Facility exit costs and other	—	—	—	1
Asset impairment	—	—	—	16

Total	$—	$1	$1	$19

Flexible Packaging
Severance and termination benefits	$—	$—	$—	$—
Facility exit costs and other	—	—	1	—
Asset impairment	—	—	—	—

Total	$—	$—	$1	$—

Consolidated
Severance and termination benefits	$1	$1	$4	$4
Facility exit costs and other	—	1	2	2
Asset impairment	—	1	—	20

Total	$1	$3	$6	$26

The tables below sets forth the significant components of the restructuring charges recognized for the fiscal years ended 2012 2011 and 2010, by segment:

	Fiscal Year
	2012	2011	2010
Rigid Open Top
Severance & termination benefits	$—	$2	$—
Facility exit costs	—	—	2

Total	$—	$2	$2

Rigid Closed Top
Severance & termination benefits	$3	$3	$—
Facility exit costs	2	1	3
Non-cash asset impairment	4	4	—

Total	$9	$8	$3

Engineered Materials
Severance & termination benefits	$4	$2	$—
Facility exit costs	2	7	4
Non-cash asset impairment	16	22	9

Total	$22	$31	$13

Flexible Packaging
Severance & termination benefits	$—	$4	$7
Facility exit costs	—	2	6
Non-cash asset impairment	—	9	10

Total	$—	$15	$23

Consolidated
Severance & termination benefits	$7	$11	$7
Facility exit costs	4	10	15
Non-cash asset impairment	20	35	19

Total	$31	$56	$41

Summary Of Activity In Restructuring Accrual

The table below sets forth the activity with respect to the restructuring accrual at September 29, 2012 and March 30, 2013:

	Severance and termination benefits	Facilities exit costs and other	Non-cash	Total
Balance at October 1, 2011	$4	$3	$—	$7
Charges	7	4	20	31
Non-cash asset impairment	—	—	(20)	(20)
Cash payments	(7)	(4)	—	(11)

Balance at September 29, 2012	4	3	—	7
Charges	4	2	—	6
Cash payments	(4)	(3)	—	(7)

Balance at March 30, 2013	$4	$2	$—	$6

The table below sets forth the activity with respect to the restructuring accrual as of fiscal 2012 and 2011:

	Employee Severance and Benefits	Facility Exit Costs	Non-cash charges	Total
Balance as of fiscal 2010	$3	$3	$—	$6
Charges	11	10	35	56
Non-cash asset impairment	—	—	(35)	(35)
Cash payments	(10)	(10)	—	(20)

Balance as of fiscal 2011	4	3	—	7

Charges	7	4	20	31
Non-cash asset impairment	—	—	(20)	(20)
Cash payments	(7)	(4)	—	(11)

Balance as of fiscal 2012	$4	$3	$—	$7

Schedule Of Estimated Costs For Restructuring Programs

The table below sets forth the Company’s estimate of the total cost of the restructuring programs since 2007, the portion recognized through fiscal year-end 2012 and the portion expected to be recognized in a future period:

	Expected Total Costs	Cumulative charges through Fiscal 2012	To be Recognized in Future
Severance and termination benefits	$34	$34	$—
Facility exit costs	52	50	2
Asset impairment	100	100	—
Other	4	4	—

Total	$190	$188	$2

Accrued Expenses, Other Current Liabilities and Other Long-Term Liabilities (Tables)	6 Months Ended	12 Months Ended
	Mar. 30, 2013	Sep. 29, 2012
Summary Of Accrued Expenses And Other Current Liabilities

The following table sets forth the totals included in Accrued expenses and other current liabilities on the Consolidated Balance Sheets.

	March 30, 2013	September 29, 2012
Employee compensation, payroll and other taxes	$79	$95
Interest	42	60
Rebates	59	68
TRA obligation	63	—
Other	55	77

	$300	$300

The following table sets forth the totals included in Accrued expenses and other current liabilities as of fiscal year-end 2012 and 2011.

	2012	2011
Employee compensation, payroll and other taxes	$95	$101
Interest	60	63
Rebates	68	60
Other	77	62

	$300	$286

Summary Of Other Long-Term Liabilities

The following table sets forth the totals included in Other long-term liabilities on the Consolidated Balance Sheets.

	March 30, 2013	September 29, 2012
Lease retirement obligation	$21	$20
Sale-lease back deferred gain	33	34
Pension liability	82	84
TRA obligation	232	—
Other	25	28

	$393	$166

The following table sets forth the totals included in Other long-term liabilities as of fiscal year-end 2012 and 2011.

	2012	2011
Lease retirement obligation	$20	$20
Sale-lease back deferred gain	34	35
Pension liability	84	79
Other	28	36

	$166	$170

Long-Term Debt (Tables)	6 Months Ended	12 Months Ended
	Mar. 30, 2013	Sep. 29, 2012
Summary Of Long-Term Debt

Long-term debt consists of the following:

	Maturity Date	March 30, 2013	September 29, 2012
Term loan	April 2015	$1,128	$1,134
Term loan	February 2020	1,400	—
Revolving line of credit	June 2016	51	73
9 1/2% Second Priority Senior Secured Notes	May 2018	500	500
9 3/4% Second Priority Senior Secured Notes	January 2021	800	800
Senior Unsecured Term Loan	June 2014	18	39
Retired debt		—	1,845
Debt discount, net		(8)	(11)
Capital leases and other	Various	110	91

		3,999	4,471
Less current portion of long-term debt		(57)	(40)

		$3,942	$4,431

Long-term debt consists of the following as of fiscal year-end 2012 and 2011:

	Maturity Date	2012	2011
Term loan	April 2015	$1,134	$1,146
Revolving line of credit	June 2016	73	195
First Priority Senior Secured Floating Rate Notes	February 2015	681	681
8 1/4% First Priority Notes	November 2015	370	370
Second Priority Senior Secured Floating Rate Notes	September 2014	210	210
9 1/2% Second Priority Notes	May 2018	500	500
Senior Unsecured Term Loan	June 2014	39	56
9 3/4% Second Priority Notes	January 2021	800	800
10 1/4% Senior Subordinated Notes	March 2016	127	127
11% Senior Subordinated Notes	September 2016	455	455
Debt discount, net		(9)	(13)
Capital leases and other	Various	91	100

		4,471	4,627
Less current portion of long-term debt		(40)	(46)

		$4,431	$4,581

Future Maturities Of Long-Term Debt	Future maturities of long-term debt as of fiscal year-end 2012 are as follows:

2013	$40
2014	281
2015	1,813
2016	1,035
2017	4
Thereafter	1,307

$4,480

Financial Instruments and Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Mar. 30, 2013	Sep. 29, 2012
Schedule Of Derivatives Not Designated As Hedging, By Balance Sheet Location

The company will record changes in fair value in Accumulated other comprehensive income. A 0.25% change in LIBOR would not have a material impact on the fair value of the interest rate swaps.

	Liability Derivatives
Derivatives instruments	Balance Sheet Location	March 30, 2013	September 29, 2012
Interest rate swaps—2010 Swaps	Other long-term liabilities	$4	$7
Interest rate swaps—2013 Swaps	Other long-term liabilities	$3	—

Interest expense through the end of the respective swap agreements.

	Liability Derivatives
Derivatives not designated as hedging instruments under FASB guidance	Balance Sheet Location	2012	2011
Interest rate swaps—2010 Swaps	Other long-term liabilities	$7	$8

Schedule Of Derivatives Not Designated As Hedging, By Statement Of Operations Location

The effect of the derivative instruments on the Consolidated Statement of Operations is as follows:

		Quarterly Period Ended		Two Quarterly Period Ended
Derivatives not designated as hedging instruments under FASB guidance	Statement of Operations Location	March 30, 2013	March 31, 2012	March 30, 2013	March 31, 2012
Interest rate swaps—2010 Swaps	Other expense (income)	$(2)	$2	$(3)	$(1)
Interest expense		$1	$1	$2	$2

The effect of the derivative instruments on the Consolidated Statement of Operations are as follows:

Derivatives not designated as hedging instruments under FASB guidance	Statement of Operations Location	2012	2011
Interest rate swaps—2010 Swaps	Other expense (income)	$—	$(2)
	Interest expense	$4	$1

Summary Of Long-Term Indebtedness In Excess Of Fair Value

The following table summarizes our long-term indebtedness for which the book value was in excess of the fair value:

	March 30, 2013	September 29, 2012
Second Priority Senior Secured Floating Rate Notes	$—	$1
Senior Unsecured Term Loan	—	6

The following table summarizes our long-term indebtedness for which the book value was in excess of the fair value:

	2012	2011
First Priority Senior Secured Floating Rate Notes	—	61
9 1/2% Second Priority Notes	—	83
9 3/4% Second Priority Notes	—	140
Second Priority Senior Secured Floating Rate Notes	1	38
Senior Unsecured Term Loan	6	8
11% Senior Subordinated Notes	—	64
10 1/4% Senior Subordinated Notes	—	18

Valuation Of Property, Plant and Equipment And Intangible Assets

Included in the following table are the major categories of assets measured at fair value on a non-recurring basis as of March 30, 2013 and March 31, 2012, along with the impairment loss recognized on the fair value measurement during the period:

	As of March 30, 2013
	Level 1	Level 2	Level 3
	Quoted Prices in Active Markets for Identical Assets or Liabilities	Significant Other Observable Inputs	Significant Unobservable Inputs	Total	Quarterly Period Ended March 30, 2013 Impairment Loss	Two Quarterly Periods Ended March 30, 2013 Impairment Loss
Indefinite-lived trademarks	$—	$—	$207	$207	$—	$—
Goodwill	—	—	1,633	1,633	—	—
Definite lived intangible assets	—	—	739	739	—	—
Property, plant, and equipment	—	—	1,242	1,242	—	—

Total	$—	$—	$3,821	$3,821	$—	$—

	As of March 31, 2012
	Level 1	Level 2	Level 3
	Quoted Prices in Active Markets for Identical Assets or Liabilities	Significant Other Observable Inputs	Significant Unobservable Inputs	Total	Quarterly Period Ended March 31, 2012 Impairment Loss	Two Quarterly Periods Ended March 31, 2012 Impairment Loss
Indefinite-lived trademarks	$—	$—	$220	$220	$—	$—
Goodwill	—	—	1,587	1,587	—	—
Definite lived intangible assets	—	—	814	814	—	17
Property, plant, and equipment	—	—	1,213	1,213	1	3

Total	$—	$—	$3,834	$3,834	$1	$20

Schedule Of Assets Measured At Fair Value On A Non-Recurring Basis

Included in the following table are the major categories of assets measured at fair value on a non-recurring basis along with the impairment loss recognized on the fair value measurement for the year then ended.

	As of the end of fiscal 2012			Total	Impairment Loss
	Level 1	Level 2	Level 3
	Quoted Prices in Active Markets for Identical Assets or Liabilities	Significant Other Observable Inputs	Significant Unobservable Inputs
Indefinite-lived trademarks	$—	$—	$220	$220	$—
Goodwill	—	—	1,626	1,626	—
Definite lived intangibles	—	—	737	737	17
Property, plant, and equipment	—	—	1,216	1,216	3

Total	$—	$—	$3,799	$3,799	$20

	As of the end of fiscal 2011			Total	Impairment Loss
	Level 1	Level 2	Level 3
	Quoted Prices in Active Markets for Identical Assets or Liabilities	Significant Other Observable Inputs	Significant Unobservable Inputs
Indefinite-lived trademarks	$—	$—	$220	$220	$—
Goodwill	—	—	1,595	1,595	165
Property, plant, and equipment	—	—	1,250	1,250	35

Total	$—	$—	$3,065	$3,065	$200

	As of the end of fiscal 2010			Total	Impairment Loss
	Level 1	Level 2	Level 3
	Quoted Prices in Active Markets for Identical Assets or Liabilities	Significant Other Observable Inputs	Significant Unobservable Inputs
Indefinite-lived trademarks	$—	$—	$220	$220	$—
Goodwill	—	—	1,700	1,700	—
Property, plant, and equipment	—	—	1,146	1,146	19

Total	$—	$—	$3,066	$3,066	$19

Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Mar. 30, 2013	Sep. 29, 2012
Reconciliation Of Income Tax Expense (Benefit)

A reconciliation of income tax benefit, computed at the federal statutory rate, to income tax benefit, as provided for in the financial statements, is as follows:

	Quarterly Period Ended		Two Quarterly Periods Ended
	March 30, 2013	March 31, 2012	March 30, 2013	March 31, 2012
Income tax benefit computed at statutory rate	$1	$3	$(4)	$(15)
State income tax benefit, net of federal taxes	—	1	—	(1)
Change in valuation allowance	1	—	1	1
Other	—	—	—	—

Income tax expense (benefit)	$2	$4	$(3)	$(15)

Significant components of income tax expense (benefit) for the fiscal years ended 2012, 2011 and 2010 are as follows:

	2012	2011	2010
Current
United States
Federal	$(3)	$—	$—
State	—	1	3
Non-U.S.	4	3	—

Current income tax provision	1	4	3
Deferred:
United States
Federal	3	(57)	(38)
State	(1)	7	(11)
Non-U.S.	(1)	(1)	(3)

Deferred income tax expense (benefit)	1	(51)	(52)

Expense (benefit) for income taxes	$2	$(47)	$(49)

Reconciliation From Federal Income Tax To Tax Benefit

The reconciliation between U.S. Federal income taxes at the statutory rate and the Company’s benefit for income taxes on continuing operations for fiscal 2012, 2011, and 2010 are as follows:

	2012	2011	2010
U.S. Federal income tax benefit at the statutory rate	$1	$(121)	$(57)
Adjustments to reconcile to the income tax provision:
U.S. State income tax expense, net of valuation allowance	(1)	8	(8)
Impairment of goodwill	—	58	—
Permanent differences	1	1	2
Transaction costs	—	1	3
Changes in foreign valuation allowance	1	3	3
Rate differences between U.S. and foreign	1	1	4
Other	(1)	2	4

Expense (benefit) for income taxes	$2	$(47)	$(49)

Components Of Net Deferred Income Tax Liability

The components of the net deferred income tax liability as of fiscal 2012 and 2011 are as follows:

	2012	2011
Deferred tax assets:
Allowance for doubtful accounts	$4	$4
Deferred gain on sale-leaseback	15	15
Accrued liabilities and reserves	60	58
Inventories	8	8
Net operating loss carryforward	393	406
Alternative minimum tax (AMT) credit carryforward	9	8
Other	6	15

Total deferred tax assets	495	514
Valuation allowance	(51)	(43)

Total deferred tax assets, net of valuation allowance	444	471

Deferred tax liabilities:
Property and equipment	190	143
Intangible assets	322	347
Debt extinguishment	132	132
Other	1	4

Total deferred tax liabilities	645	626

Net deferred tax liability	$(201)	$(155)

Activity Related To Gross Unrecognized Tax Benefits

The following table summarizes the activity related to our gross unrecognized tax benefits from year-end fiscal 2011 to year-end fiscal 2012:

	2012	2011
Beginning unrecognized tax benefits	$33	$34
Gross increases—tax positions in prior periods	2	3
Gross decreases—tax positions in prior periods	(25)	(4)
Gross increases—from acquisitions	—	2
Gross increases—current period tax positions	—	1
Settlements	—	(2)
Lapse of statute of limitations	(2)	(1)

Ending unrecognized tax benefits	$8	$33

Operating Segments (Tables)	6 Months Ended	12 Months Ended
	Mar. 30, 2013	Sep. 29, 2012
Summary Of Selected Information By Reportable Segment

The North American operation represents 96% of the Company’s net sales, 98% of total long-lived assets, and 98% of the total assets. Selected information by reportable segment is presented in the following table:

	Quarterly Period Ended		Quarterly Period Ended
	March 30, 2013	March 31, 2012	March 30, 2013	March 31, 2012
Net sales:
Rigid Open Top	$257	$296	$516	$583
Rigid Closed Top	353	364	666	711

Rigid Packaging	$610	$660	$1,182	$1,294
Engineered Materials	354	337	679	665
Flexible Packaging	186	186	361	361

Total net sales	$1,150	$1,183	$2,222	$2,320

Operating income (loss):
Rigid Open Top	$33	$41	$60	$72
Rigid Closed Top	36	26	54	29

Rigid Packaging	$69	$67	$114	$101
Engineered Materials	33	21	57	23
Flexible Packaging	9	3	8	(4)

Total operating income	$111	$91	$179	$120

Depreciation and amortization:
Rigid Open Top	$22	$23	$45	$45
Rigid Closed Top	33	33	66	68

Rigid Packaging	$55	$56	$111	$113
Engineered Materials	17	17	35	34
Flexible Packaging	13	14	26	29

Total depreciation and amortization	$85	$87	$172	$176

Selected information by reportable segment is presented in the following table.

	2012	2011	2010
Net sales
Rigid Open Top	$1,229	$1,261	$1,160
Rigid Closed Top	1,438	1,053	970
Engineered Materials	1,362	1,451	1,457
Flexible Packaging	737	796	670

Total	$4,766	$4,561	$4,257

Operating income (loss)
Rigid Open Top	$159	$155	$124
Rigid Closed Top	95	77	73
Engineered Materials	70	(71)	4
Flexible Packaging	1	(119)	(77)

Total	$325	$42	$124

Depreciation and amortization
Rigid Open Top	$90	$102	$93
Rigid Closed Top	135	95	91
Engineered Materials	71	72	72
Flexible Packaging	59	75	61

Total	$355	$344	$317

Summary Of Assets And Goodwill By Segment

	March 30, 2013	September 29, 2012
Total assets:
Rigid Open Top	$1,801	$1,773
Rigid Closed Top	1,945	1,959

Rigid Packaging	$3,746	$3,732
Engineered Materials	818	873
Flexible Packaging	518	501

Total assets	$5,082	$5,106

Goodwill:
Rigid Open Top	$681	$681
Rigid Closed Top	831	832

Rigid Packaging	$1,512	$1,513
Engineered Materials	82	73
Flexible Packaging	39	40

Total goodwill	$1,633	$1,626

	2012	2011
Total assets
Rigid Open Top	$1,773	$1,818
Rigid Closed Top	1,959	1,963
Engineered Materials	873	841
Flexible Packaging	501	595

	$5,106	$5,217

	2012	2011
Goodwill
Rigid Open Top	$681	$681
Rigid Closed Top	832	819
Engineered Materials	73	55
Flexible Packaging	40	40

	$1,626	$1,595

Guarantor and Non-Guarantor Financial Information (Tables)	6 Months Ended	12 Months Ended
	Mar. 30, 2013	Sep. 29, 2012
Condensed Consolidating Financial Information

Condensed Supplemental Consolidated Balance Sheet

	March 30, 2013
	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Current assets	130	160	825	144	(10)	1,249
Intercompany receivable	257	3,595	—	20	(3,872)	—
Property, plant and equipment, net	—	121	1,045	76	—	1,242
Other noncurrent assets	682	932	2,328	684	(2,035)	2,591

Total assets	$1,069	$4,808	$4,198	$924	$(5,917)	$5,082

Current liabilities	74	277	339	53	(11)	732
Intercompany payable	—	—	3,872	—	(3,872)	—
Noncurrent liabilities	1,310	3,961	118	8	(732)	4,665
Equity (deficit)	(315)	570	(131)	863	(1,302)	(315)

Total liabilities and equity (deficit)	$1,069	$4,808	$4,198	$924	$(5,917)	$5,082

	September 29, 2012
	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Current assets	120	226	759	139	(11)	1,233
Intercompany receivable	243	3,800	74	—	(4,117)	—
Property, plant and equipment, net	—	113	1,023	80	—	1,216
Other noncurrent assets	262	809	2,353	749	(1,516)	2,657

Total assets	$625	$4,948	$4,209	$968	$(5,644)	$5,106

Current liabilities	18	278	315	48	(13)	646
Intercompany payable	—	—	3,966	151	(4,117)	—
Noncurrent liabilities	1,059	4,579	119	8	(853)	4,912
Equity (deficit)	(452)	91	(191)	761	(661)	(452)

Total liabilities and equity (deficit)	$625	$4,948	$4,209	$968	$(5,644)	$5,106

Condensed Supplemental Consolidated Statements of Operations

	Quarterly Period Ended March 30, 2013
	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net sales	$—	$137	$919	$94	$—	$1,150
Cost of sales	—	118	743	75	—	936
Selling, general and administrative expenses	—	7	60	8	—	75
Amortization of intangibles	—	3	22	2	—	27
Restructuring and impairment charges, net	—	—	1	—	—	1

Operating income (loss)	—	9	93	9	—	111
Debt extinguishment	—	48	—	—	—	48
Other income	—	(1)	—	—	—	(1)
Interest expense, net	11	8	49	(29)	22	61
Equity in net income of subsidiaries	(14)	(81)	—	—	95	—

Net income (loss) before income taxes	3	35	44	38	(117)	3
Income tax expense (benefit)	2	14	—	1	(15)	2

Net income (loss)	$1	$21	$44	$37	$(102)	$1

Comprehensive income (loss)	$1	$20	$44	$33	$(102)	$(4)

	Quarterly Period Ended March 31, 2012
	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net sales	$—	$140	$955	$88	$—	$1,183
Cost of sales	—	126	779	74	—	979
Selling, general and administrative expenses	—	15	61	8	—	84
Amortization of intangibles	—	3	22	1	—	26
Restructuring and impairment charges, net	—	—	2	1	—	3

Operating income (loss)	—	(4)	91	4	—	91
Other expense	—	2	—	—	—	2
Interest expense, net	14	10	66	(28)	21	83
Equity in net income of subsidiaries	(20)	(55)	—	—	75	—

Net income (loss) before income taxes	6	39	25	32	(96)	6
Income tax expense (benefit)	4	14	1	1	(16)	4

Net income (loss)	$2	$25	$24	$31	$(80)	$2

Comprehensive income (loss)	$2	$25	$24	$39	$(80)	$10

	Two Quarterly Periods Ended March 30, 2013
	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net sales	$—	$270	$1,768	$184	$—	$2,222
Cost of sales	—	255	1,437	139	—	1,831
Selling, general and administrative expenses	—	17	118	17	—	152
Amortization of intangibles	—	6	45	3	—	54
Restructuring and impairment charges, net	—	—	6	—	—	6

Operating income (loss)	—	(8)	162	25	—	179
Debt extinguishment	—	64	—	—	—	64
Other income	—	(4)	—	—	—	(4)
Interest expense, net	22	17	104	(60)	48	131
Equity in net income of subsidiaries	(10)	(143)	—	—	153	—

Net income (loss) before income taxes	(12)	58	58	85	(201)	(12)
Income tax expense (benefit)	(3)	24	(1)	1	(24)	(3)

Net income (loss)	$(9)	$34	$59	$84	$(177)	$(9)

Comprehensive income (loss)	$(9)	$34	$59	$82	$(177)	$(11)

Consolidating Statement of Cash Flows
Cash Flow from Operating Activities	$—	$(6)	$159	$12	$—	$165
Cash Flow from Investing Activities
Additions to property, plant, and equipment	—	(10)	(94)	(3)	—	(107)
Proceeds from disposal of assets	—	—	2	—	—	2
Investment in Parent	—	—	—	(21)	21	—
(Contributions) distributions to/from subsidiaries	(438)	417	—	—	21	—
Intercompany advances (repayments)	—	62	—	—	(62)	—
Investment in Issuer debt securities	—	—	—	—	—	—
Acquisition of business net of cash acquired	—	—	(20)	—	—	(20)

Net cash used in investing activities	(438)	469	(112)	(24)	(20)	(125)

Cash Flow from Financing Activities
Proceeds from long-term debt	—	1,392	—	—	—	1,392
Proceeds from issuance of common stock	4	—	—	—	—	4
Proceeds from initial public stock offering	438	—	—	—	—	438
Repayment of notes receivable	1	1	—	—	(1)	1
Payment of tax receivable agreement	(5)	(5)	—	—	5	(5)
Debt financing costs	—	(39)	—	—	—	(39)
Repayment of long-term debt	—	(1,881)	—	—	(21)	(1,902)
Changes in intercompany balances	—	—	(47)	(11)	58	—
Contribution from Issuer	—	—	—	21	(21)	—

Net cash provided by (used in) financing activities	438	(532)	(47)	10	20	(111)
Net increase in cash and cash equivalents	—	(69)	—	(2)	—	(71)
Cash and cash equivalents at beginning of period	—	66	—	21	—	87

Cash and cash equivalents at end of period	$—	$(3)	$—	$19	$—	$16

	Two Quarterly Periods Ended March 31, 2012
	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net sales	$—	$285	$1,863	$172	$—	$2,320
Cost of sales	—	275	1,555	134	—	1,964
Selling, general and administrative expenses	—	25	115	16	—	156
Amortization of intangibles	—	5	48	1	—	54
Restructuring and impairment charges, net	—	—	25	1	—	26

Operating income (loss)	—	(20)	120	20	—	120
Other income	—	(2)	—	—	—	(2)
Interest expense, net	26	21	131	(52)	40	166
Equity in net income of subsidiaries	18	(58)	—	—	40	—

Net income (loss) before income taxes	(44)	19	(11)	72	(80)	(44)
Income tax expense (benefit)	(15)	6	1	2	(9)	(15)

Net income (loss)	$(29)	$13	$(12)	$70	$(71)	$(29)

Comprehensive income (loss)	$(29)	$14	$(12)	$78	$(71)	$(20)

Consolidating Statement of Cash Flows
Cash Flow from Operating Activities	$—	$(36)	$189	$2	$—	$155
Cash Flow from Investing Activities
Additions to property, plant, and equipment	—	(11)	(91)	(4)	—	(106)
Proceeds from disposal of assets	—	—	8	—	—	8
Investment in Parent	—	—	—	(4)	4	—
(Contributions) distributions to/from subsidiaries	—	(4)	—	—	4	—
Intercompany advances (repayments)	—	119	—	—	(119)	—
Investment in Issuer debt securities	—	—	—	—	—	—
Acquisition of business net of cash acquired	—	—	7	—	—	7

Net cash used in investing activities	—	104	(76)	(8)	(111)	(91)

Cash Flow from Financing Activities
Proceeds from long-term debt	—	—	—	—	—	—
Repayment of long-term debt	—	(64)	—	—	(4)	(68)
Changes in intercompany balances	—	—	(118)	(1)	119	—
Contribution from Issuer	—	—	—	4	(4)	—
Purchases of common stock	—	(6)	—	—	—	(6)

Net cash provided by (used in) financing activities	—	(70)	(118)	3	111	(74)
Net increase in cash and cash equivalents	—	(2)	(5)	(3)	—	(10)
Cash and cash equivalents at beginning of period	—	20	5	17	—	42

Cash and cash equivalents at end of period	$—	$18	$—	$14	$—	$32

Condensed Supplemental Consolidated Statements Of Operations

Condensed Supplemental Consolidated Statements of Operations

	Fiscal 2012
	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net sales	$—	$579	$3,829	$358	$—	$4,766
Cost of sales	—	501	3,144	304	—	3,949
Selling, general and administrative expenses	—	53	329	35	—	417
Restructuring and impairment charges, net	—	1	29	1	—	31
Other operating expenses	—	28	7	9	—	44

Operating income (loss)	—	(4)	320	9	—	325
Other income	—	(7)	—	—	—	(7)
Interest expense, net	54	39	261	(110)	84	328
Equity in net income of subsidiaries	(58)	(173)	—	—	231	—

Net income (loss) before income taxes	4	137	59	119	(315)	4
Income tax expense (benefit)	2	46	1	3	(50)	2

Net income (loss)	$2	$91	$58	$116	$(265)	$2

Currency translation	—	—	—	6	—	6
Interest rate hedges	—	4	—	—	—	4
Defined benefit pension and retiree benefit plans	—	—	(14)	—	—	(14)
Provision for income taxes related to other comprehensive income items	—	(1)	6	—	—	5

Comprehensive income (loss)	$2	$94	$50	$122	$(265)	$3

	Fiscal 2011
	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net sales	$—	$695	$3,503	$363	$—	$4,561
Cost of sales	—	626	2,937	315	—	3,878
Selling, general and administrative expenses	—	56	295	30	—	381
Restructuring and impairment charges, net	—	30	190	1	—	221
Other operating expenses	—	—	11	28	—	39

Operating income (loss)	—	(17)	70	(11)	—	42
Other income	—	62	(1)	—	—	61
Interest expense, net	50	49	249	(77)	56	327
Equity in net income of subsidiaries	296	85	—	—	(381)	—

Net income (loss) before income taxes	(346)	(213)	(178)	66	325	(346)
Income tax expense (benefit)	(47)	16	(29)	2	11	(47)

Net income (loss)	$(299)	$(229)	$(149)	$64	$314	$(299)

Currency translation	—	—	—	(10)	—	(10)
Interest rate hedges	—	(8)	—	—	—	(8)
Defined benefit pension and retiree benefit plans	—	—	(14)	—	—	(14)
Provision for income taxes related to other comprehensive income taxes	—	2	5	—	—	7

Comprehensive income (loss)	$(299)	$(235)	$(158)	$54	$314	$(324)

	Fiscal 2010
	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net sales	$—	$758	$3,166	$333	$—	$4,257
Cost of sales	—	709	2,666	292	—	3,667
Selling, general and administrative expenses	—	63	285	31	—	379
Restructuring and impairment charges, net	—	15	24	2	—	41
Other operating expenses	—	12	17	17	—	46

Operating income (loss)	—	(41)	174	(9)	—	124
Other income	—	(19)	—	—	(8)	(27)
Interest expense, net	48	54	229	(51)	33	313
Equity in net income of subsidiaries	114	—	—	—	(114)	—

Net income (loss) before income taxes	(162)	(76)	(55)	42	89	(162)
Income tax expense (benefit)	(49)	(8)	(17)	4	21	(49)

Net income (loss)	$(113)	$(68)	$(38)	$38	$68	$(113)

Currency translation	—	—	—	6	—	6
Interest rate hedges	—	—	—	—	—	—
Defined benefit pension and retiree benefit plans	—	—	(12)	—	—	(12)
Provision for income taxes related to other comprehensive income items	—	—	7	—	—	7

Comprehensive income (loss)	$(113)	$(68)	$(43)	$44	$68	$(112)

Condensed Supplemental Consolidated Balance Sheet

Condensed Supplemental Consolidated Balance Sheet

As of fiscal year-end 2012

	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Assets
Current assets:
Cash and cash equivalents	$—	$66	$—	$21	$—	$87
Accounts receivable, net of allowance	—	60	336	59	—	455
Intercompany receivable	243	3,800	74	—	(4,117)	—
Inventories	—	83	414	38	—	535
Prepaid expenses and other current	120	17	9	21	(11)	156

Total current assets	363	4,026	833	139	(4,128)	1,233
Property, plant and equipment, net	—	113	1,023	80	—	1,216
Intangible assets, net	8	184	2,343	111	(10)	2,636
Investment in subsidiaries	254	615	—	—	(869)	—
Other assets	—	10	10	638	(637)	21

Total assets	$625	$4,948	$4,209	$968	$(5,644)	$5,106

Liabilities and equity
Current liabilities:
Accounts payable	$—	$84	$195	$27	$—	$306
Accrued and other current liabilities	18	159	120	16	(13)	300
Intercompany payable	—	—	3,966	151	(4,117)	—
Long-term debt-current portion	—	35	—	5	—	40

Total current liabilities	18	278	4,281	199	(4,130)	646
Long-term debt	736	4,542	—	3	(850)	4,431
Deferred tax liabilities	315	—	—	—	—	315
Other long-term liabilities	8	37	119	5	(3)	166

Total long-term liabilities	1,059	4,579	119	8	(853)	4,912

Total liabilities	1,077	4,857	4,400	207	(4,983)	5,558

Redeemable shares	23	—	—	—	23
Total equity	(475)	91	(191)	761	(661)	(475)

Total liabilities and equity	$625	$4,948	$4,209	$968	$(5,644)	$5,106

Condensed Supplemental Consolidated Balance Sheet

As of fiscal year-end 2011

	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Assets
Current assets:
Cash and cash equivalents	$—	$20	$5	$17	$—	$42
Accounts receivable, net of allowance	—	80	411	52	—	543
Intercompany receivable	159	4,078	—	—	(4,237)	—
Inventories	—	98	445	35	—	578
Prepaid expenses and other current	62	10	9	11	—	92

Total current assets	221	4,286	870	115	(4,237)	1,255
Property, plant and equipment, net	—	129	1,048	73	—	1,250
Intangible assets, net	5	207	2,447	52	(7)	2,704
Investment in subsidiaries	282	417	—	—	(699)	—
Other assets	—	—	7	511	(510)	8

Total assets	$508	$5,039	$4,372	$751	$(5,453)	$5,217
Liabilities and equity
Current liabilities:
Accounts payable	$—	$98	$231	$23	$—	$352
Accrued and other current liabilities	12	147	126	13	(12)	286
Intercompany payable	—	—	4,167	70	(4,237)	—
Long-term debt-current portion	—	32	—	2	12	46

Total current liabilities	12	277	4,524	108	(4,237)	684
Long-term debt	697	4,688	—	3	(807)	4,581
Deferred tax liabilities	233	—	—	—	—	233
Other long-term liabilities	17	68	97	5	(17)	170

Total long-term liabilities	947	4,756	97	8	(824)	4,984

Total liabilities	959	5,033	4,621	116	(5,061)	5,668

Redeemable shares	16	—	—		—	16
Total equity	(467)	6	(249)	635	(392)	(467)

Total liabilities and equity	$508	$5,039	$4,372	$751	$(5,453)	$5,217

Condensed Supplemental Consolidated Statements Of Cash Flows

Condensed Supplemental Consolidated Statements of Cash Flows

	Fiscal 2012
	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Cash Flow from Operating Activities	$—	$(22)	$504	$(3)	$—	$479
Cash Flow from Investing Activities
Additions to property, plant, and equipment	—	(9)	(209)	(12)	—	(230)
Proceeds from disposal of assets	—	—	30	—	—	30
Investment in Parent	—	—	—	(4)	4	—
(Contributions) distributions to/from subsidiaries	16	(20)	—	—	4	—
Intercompany advances (repayments)	—	258	—	—	(258)	—
Investment in Issuer debt securities	—	—	—	—	—	—
Acquisition of business net of cash acquired	—	—	7	(62)	—	(55)

Net cash used in investing activities	16	229	(172)	(78)	(250)	(255)

Cash Flow from Financing Activities
Proceeds from long-term debt	—	—	—	2	—	2
Equity contributions	—	(6)	—	—	—	(6)
Repayment of long-term debt	(16)	(155)	—	—	(4)	(175)
Changes in intercompany balances	—	—	(337)	79	258	—
Contribution from Parent	—	—	—	4	(4)	—
Deferred financing costs	—	—	—	—	—	—

Net cash provided by (used in) financing activities	(16)	(161)	(337)	85	250	(179)

Net increase in cash and cash equivalents	—	46	(5)	4	—	45
Cash and cash equivalents at beginning of period	—	20	5	17	—	42

Cash and cash equivalents at end of period	$—	$66	$—	$21	$—	$87

	Fiscal 2011
	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Cash Flow from Operating Activities	$2	$15	$322	$(11)	$(1)	$327

Cash Flow from Investing Activities
Additions to property, plant, and equipment	—	(16)	(138)	(6)	—	(160)
Proceeds from disposal of assets	—	—	5	—	—	5
Investment in Parent	—	—	—	—	—	—
(Contributions) distributions to/from subsidiaries	—	(39)	—	—	39	—
	—	166	—	—	(166)	—
Investment in Issuer debt securities	—	—	—	(39)	39	—
Acquisition of business net of cash acquired	—	(368)	—	—	—	(368)

Net cash used in investing activities	—	(257)	(133)	(45)	(88)	(523)

Cash Flow from Financing Activities
Proceeds from long-term debt	—	995	—	—	—	995
Equity contributions	(2)	(1)	—	—	1	(2)
Repayment of long-term debt	—	(841)	—	—	(39)	(880)
Changes in intercompany balances	—	—	(186)	20	166	—
Contribution from Parent	—	—	—	39	(39)	—
Deferred financing costs	—	(23)	—	—	—	(23)

Net cash provided by (used in) financing activities	(2)	130	(186)	59	89	90

Net increase in cash and cash equivalents	—	(112)	3	3	—	(106)
Cash and cash equivalents at beginning of period	—	132	2	14	—	148

Cash and cash equivalents at end of period	$—	$20	$5	$17	$—	$42

	Fiscal 2010
	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Cash Flow from Operating Activities	$3	$37	$100	$(25)	$(3)	$112

Cash Flow from Investing Activities
Additions to property, plant, and equipment	—	(61)	(150)	(12)	—	(223)
Proceeds from disposal of assets	—	—	29	—	—	29
Investment in Parent	—	—	—	(25)	25	—
(Contributions) distributions to/from subsidiaries	—	(81)	—	—	81	—
Intercompany advances (repayments)	—	(71)	—	—	71	—
Investment in Issuer debt securities	—	—	—	(56)	56	—
Acquisition of business net of cash acquired	—	(658)	—	—	—	(658)

Net cash used in investing activities	—	(871)	(121)	(93)	233	(852)

Cash Flow from Financing Activities
Proceeds from long-term debt	—	1,097	—	—	—	1,097
Equity contributions	(3)	(3)	—	—	3	(3)
Repayment of long-term debt	—	(97)	—	—	(81)	(178)
Changes in intercompany balances	—	—	23	48	(71)	—
Contribution from Parent	—	—	—	81	(81)	—
Deferred financing costs	—	(38)	—	—	—	(38)

Net cash provided by (used in) financing activities	(3)	959	23	129	(230)	878

Net increase in cash and cash equivalents	—	125	2	11	—	138
Cash and cash equivalents at beginning of period	—	7	—	3	—	10

Cash and cash equivalents at end of period	$—	$132	$2	$14	$—	$148

Basic and Diluted Net Income (Loss) per Share (Tables)	6 Months Ended	12 Months Ended
	Mar. 30, 2013	Sep. 29, 2012
Schedule Of Net Income (Loss) Per Share

The calculation below provides net income or loss on both basic and diluted basis for the quarterly period ended March 30, 2013 and March 31, 2012.

	Quarterly Period Ended		Two Quarterly Periods Ended
	March 30, 2013	March 31, 2012	March 30, 2013	March 31, 2012
Net income (loss)	$1	$2	$(9)	$(29)
Weighted average shares of common stock outstanding—basic (in thousands)	113,034	83,508	112,193	83,680

Weighted average shares of common stock outstanding	113,034	83,508	112,193	83,680
Other common stock equivalents (in thousands)	5,450	1,066	—	—

Weighted average shares of common stock outstanding—diluted (in thousands)	118,197	84,574	112,193	83,680

Basic net loss per share
Basic net loss per share available to common shareholders	$0.01	$0.02	$(0.08)	$(0.35)

Diluted net loss per share
Diluted net loss per share available to common shareholders	$0.01	$0.02	$(0.08)	$(0.35)

The following tables and discussion provide a reconciliation of the numerator and denominator of the basic and diluted net loss per share computations. The calculation below provides net income or loss on both basic and diluted basis for fiscal 2012, 2011, and 2010 (in thousands).

	2012	2011	2010
Net income (loss)	$2	$(299)	$(113)
Weighted average shares of common stock outstanding—basic	83,435	84,121	84,525

Weighted average shares of common stock outstanding	83,435	84,121	84,525
Other common stock equivalents	3,209	—	—

Weighted average shares of common stock outstanding—diluted	86,644	84,121	84,525

Basic net income (loss) per share
Basic net income (loss) per share from continuing operations	$0.02	$(3.55)	$(1.34)

Basic net income (loss) per share available to common shareholders	$0.02	$(3.55)	$(1.34)

Diluted net income (loss) per share
Diluted net income (loss) per share from continuing operations	$0.02	$(3.55)	$(1.34)

Diluted net income (loss) per share available to common shareholders	$0.02	$(3.55)	$(1.34)

Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 29, 2012
Schedule Of Assumptions Used For Options Granted

derived from historical experience and expected behavior. The fair value for options granted has been estimated at the date of grant using a Black-Scholes model, with the following weighted average assumptions:

	Fiscal year
	2012	2011	2010
Risk-free interest rate	0.6-0.9%	1.3%	2.6%
Dividend yield	0.0%	0.0%	0.0%
Volatility factor	.38	.32-.34	.33
Expected option life	5 years	5 years	5 years

Activity For Allowance For Doubtful Accounts

experience. The following table summarizes the activity for fiscal 2012, 2011 and 2010 for the allowance for doubtful accounts:

	2012	2011	2010
Allowance for doubtful accounts, beginning	$4	$4	$3
Bad debt expense	1	1	2
Write-offs against allowance	(2)	(1)	(1)

Allowance for doubtful accounts, ending	$3	$4	$4

Schedule Of Inventory	policies and procedures, that our net inventory is salable. Inventory as of fiscal 2012 and 2011 was:

	2012	2011
Inventories:
Finished goods	$306	$338
Raw materials	229	240

	$535	$578

Schedule Of Property, Plant And Equipment

respectively. Property, plant and equipment as of fiscal 2012 and 2011 was:

	2012	2011
Property, plant and equipment:
Land, buildings and improvements	$281	$268
Equipment and construction in progress	2,019	1,836

	2,300	2,104
Less accumulated depreciation	1,084	854

	$1,216	$1,250

Changes In The Carrying Amount Of Goodwill

The changes in the carrying amount of goodwill by reportable segment are as follows:

	Rigid Open Top	Rigid Closed Top	Engineered Materials	Flexible Packaging	Total
Balance as of fiscal 2010	$682	$771	$134	$113	$1,700
Adjustment for income taxes	—	6	4	—	10
Foreign currency translation adjustment	—	(1)	—	—	(1)
Impairment of goodwill	—	—	(88)	(77)	(165)
Goodwill from acquisitions	(1)	43	5	4	51

Balance as of fiscal 2011	$681	$819	$55	$40	$1,595

Adjustment for income taxes	—	—	—	—	—
Foreign currency translation adjustment	—	2	—	—	2
Goodwill from acquisitions	—	11	18	—	29

Balance as of fiscal 2012	$681	$832	$73	$40	$1,626

Schedule Of Intangible Assets

 We completed the annual impairment test of our indefinite lived tradenames and noted no impairment. As discussed in Note 10, the Company recorded a $17 impairment charge related to the exit of its building products operations.

	Customer Relationships	Trademarks	Other Intangibles	Accumulated Amortization	Total
Balance as of fiscal 2010	$1,145	$277	$76	$(396)	$1,102
Adjustment for income taxes	—	—	(4)	—	(4)
Amortization expense	—	—	—	(106)	(106)
Acquisition intangibles	33	9	10	—	52

Balance as of fiscal 2011	$1,178	$286	$82	$(502)	$1,044

Adjustment for income taxes	—	—	(4)	—	(4)
Write—off of fully amortized intangibles	—	—	(7)	7	—
Amortization expense	—	—	—	(109)	(109)
Impairment of intangibles	(37)	—	—	20	(17)
Acquisition intangibles	12	3	28	—	43

Balance as of fiscal 2012	$1,153	$289	$99	$(584)	$957

Schedule Of Other Comprehensive Income (Loss)

The accumulated balances related to each component of other comprehensive income (loss) were as follows (amounts below are net of taxes):

	Currency Translation	Defined Benefit Pension and Retiree Health Benefit Plans	Interest Rate Hedges	Accumulated Other Comprehensive Loss
Balance as of fiscal 2010	$(11)	$(12)	$—	$(23)
Other comprehensive loss	(10)	(14)	(8)	(32)
Tax expense (benefit)	—	5	2	7

Balance as of fiscal 2011	$(21)	$(21)	$(6)	$(48)

Other comprehensive income (loss)	6	(14)	4	(4)
Tax expense (benefit)	—	6	(1)	5

Balance as of fiscal 2012	$(15)	$(29)	$(3)	$(47)

Acquisitions (Tables)	12 Months Ended
Sep. 29, 2012
Schedule Of Preliminary Allocation Of Purchase Price

The following table summarizes the allocation of purchase price:

Working capital	$80
Property and equipment	199
Intangible assets	43
Goodwill	60
Other long-term liabilities	(31)

Net assets acquired	$351

Goodwill, Intangible Assets And Deferred Costs (Tables)	12 Months Ended
Sep. 29, 2012
Schedule Of Intangible Assets, Goodwill And Deferred Costs

The following table sets forth the gross carrying amount and accumulated amortization of the Company’s goodwill, intangible assets and deferred costs as of the fiscal year-end 2012 and 2011:

	2012	2011	Amortization Period
Deferred financing fees	$104	$104	Respective debt
Accumulated amortization	(51)	(39)

Deferred financing fees, net	53	65
Goodwill	1,626	1,595	Indefinite lived
Customer relationships	1,153	1,178	11 – 20 years
Trademarks (indefinite lived)	220	220	Indefinite lived
Trademarks (definite lived)	69	66	8-15 years
Other intangibles	99	82	10-20 years
Accumulated amortization	(584)	(502)

Intangible assets, net	957	1,044

Total goodwill, intangible assets and deferred costs	$2,636	$2,704

Lease And Other Commitments And Contingencies (Tables)	12 Months Ended
Sep. 29, 2012
Schedule Of Future Minimum Payments For Capital And Operating Leases

Future minimum lease payments for capital leases and noncancellable operating leases with initial terms in excess of one year as of fiscal year-end 2012, are as follows:

	Capital Leases	Operating Leases
2013	$24	$46
2014	20	36
2015	22	32
2016	11	30
2017	4	26
Thereafter	6	119

	87	$289

Less: amount representing interest	(17)

Present value of net minimum lease payments	$70

Retirement Plan (Tables)	12 Months Ended
Sep. 29, 2012
Schedule Of Projected Benefit Obligations And Change In Fair Value Of Plan Assets

The net amount of liability recognized is included in Other long-term liabilities on the Consolidated Balance Sheets.

	Defined Benefit Pension Plans		Retiree Health Plan
	2012	2011	2012	2011
Change in Projected Benefit Obligations (PBO)
PBO at beginning of period	$179	$175	$4	$4
Service cost	—	—	—	—
Interest cost	8	8	—	—
Actuarial loss (gain)	29	4	—	—
Benefits paid	(9)	(8)	(1)	—

PBO at end of period	$207	$179	$3	$4

Change in Fair Value of Plan Assets
Plan assets at beginning of period	$109	$112	$—	$—
Actual return on plan assets	20	(2)	—	—
Company contributions	9	7	1	—
Benefits paid	(9)	(8)	(1)	—

Plan assets at end of period	129	109	—	—

Net amount recognized	$(78)	$(70)	$(3)	$(4)

Weighted Average Assumptions Used To Determine Benefit Obligation And Benefit Cost

The following table presents significant weighted-average assumptions used to determine benefit obligation and benefit cost for the fiscal years ended:

	Defined Benefit Pension Plans		Retiree Health Plan
(Percents)	2012	2011	2012	2011
Weighted-average assumptions:
Discount rate for benefit obligation	3.6	4.4	2.4	4.5
Discount rate for net benefit cost	4.4	4.8	4.5	5.0
Expected return on plan assets for net benefit costs	8.0	8.0	8.0	8.0

Schedule Of Plan Asset Fair Values

There was no material changes or transfers between level 3 assets and the other levels.

Fiscal 2012 Asset Category	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$4	$—	$—	$4
U.S. large cap comingled equity funds	—	40	—	40
U.S. mid cap equity mutual funds	13	—	—	13
U.S. small cap equity mutual funds	7	—	—	7
International equity mutual funds	13	—	—	13
Real estate equity investment funds	4	—	—	4
Corporate bond mutual funds	—	37	—	37
Guaranteed investment account	—	—	11	11
Other	—	—	—	—

Total	$41	$77	$11	$129

Fiscal 2011 Asset Category	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$4	$—	$—	$4
U.S. large cap comingled equity funds	—	28	—	28
U.S. mid cap equity mutual funds	10	—	—	10
U.S. small cap equity mutual funds	5	—	—	5
International equity mutual funds	11	—	—	11
Real estate equity investment funds	3	—	—	3
Corporate bond mutual funds	—	30	—	30
Guaranteed investment account	—	—	12	12
Other	6	—	—	6

Total	$39	$58	$12	$109

Schedule Of Expected Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid for the fiscal years ending as follows:

	Defined Benefit Pension Plans	Retiree Health Plan
2013	$10	$1
2014	10	—
2015	10	—
2016	10	—
2017	10	—
2018-2022	55	1

Schedule Of Net Pension And Retiree Health Benefit Expense

Net pension and retiree health benefit expense included the following components as of fiscal 2012 and 2011:

	2012	2011
Defined Benefit Pension Plans
Service cost	$—	$—
Interest cost	8	9
Amortization	2	1
Expected return on plan assets	(8)	(9)

Net periodic benefit cost	$2	$1

Schedule Of Defined Benefit Pension Plan Asset Allocations

Our defined benefit pension plan asset allocations as of fiscal year-end 2012 and 2011 are as follows:

	2012	2011
Asset Category
Equity securities and equity-like instruments	59%	53%
Debt securities	29	32
Other	12	15

Total	100%	100%

Stockholders' Equity (Tables)	12 Months Ended
Sep. 29, 2012
Schedule Of Stock Option Activity

Information related to the 2006 Equity Incentive Plan as of the fiscal year-end 2012 and 2011 is as follows:

	2012		2011
	Number Of Shares	Weighted Average Exercise Price	Number Of Shares	Weighted Average Exercise Price
Options outstanding, beginning of period	10,826,232	$7.70	10,614,883	$7.78
Options granted	695,898	10.57	1,552,418	6.13
Options exercised or cash settled	(175,412)	7.33	—	—
Options forfeited or cancelled	(605,628)	7.43	(1,341,069)	7.94

Options outstanding, end of period	10,741,090	$7.76	10,826,232	$7.70

Option price range at end of period	$3.04-15.04		$3.04-9.21
Options exercisable at end of period	7,327,612		7,318,346
Options available for grant at period end	1,597,240		1,512,606
Weighted average fair value of options granted during period	$2.71		$1.88

Schedule Of Assumptions Used For Options Granted

The fair value for options granted has been estimated at the date of grant using a Black-Scholes model, generally with the following weighted average assumptions:

	2012	2011	2010
Risk-free interest rate	.6 - .9%	1.30%	2.60%
Dividend yield	0.00%	0.00%	0.00%
Volatility factor	0.38	.32 - .34	0.33
Expected option life	5 years	5 years	5 years

Summary Of Options Outstanding By Exercise Price Range

The following table summarizes information about the options outstanding as of fiscal 2012:

Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable
$3.04 - $15.04	10,741,090	5 years	$7.76	7,327,612

Quarterly Financial Data (Tables)	12 Months Ended
Sep. 29, 2012
Schedule Of Quarterly Financial Data

The following table contains selected unaudited quarterly financial data for fiscal years 2012 and 2011.

	2012				2011
	First	Second	Third	Fourth	First(b)	Second	Third	Fourth(a)
Net sales	$1,137	$1,183	$1,242	$1,204	$1,041	$1,104	$1,187	$1,229
Cost of sales	972	972	1,028	977	902	939	1,000	1,037

Gross profit	165	211	214	227	139	165	187	192

Net income (loss)	$(31)	$2	$9	$22	$(83)	$(19)	$(5)	$(192)

(a)	Includes a goodwill impairment charge of $165 in fiscal 2011
(b)	Includes a loss on extinguishment of debt of $68 in fiscal 2011

Basis Of Presentation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended				1 Months Ended				3 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended
	Oct. 31, 2012	Mar. 30, 2013	Mar. 31, 2012	Mar. 30, 2013	Mar. 31, 2012	Sep. 29, 2012	Oct. 01, 2011	Oct. 02, 2010	Dec. 29, 2012	Feb. 28, 2013 Apollo [Member]	Oct. 31, 2012 Apollo [Member]	Oct. 31, 2012 Net of transaction fees	Oct. 31, 2012 11% Senior Subordinated Notes	Mar. 30, 2013 11% Senior Subordinated Notes	Sep. 29, 2012 11% Senior Subordinated Notes	Mar. 30, 2013 Senior Unsecured Term Loan	Sep. 29, 2012 Senior Unsecured Term Loan	Dec. 29, 2012 Senior Unsecured Term Loan Bp Parallel Llc [Member]	Mar. 30, 2013 Minimum	Mar. 30, 2013 Maximum
Basis of Presentation [Line Items]
Business optimization costs		$ 2	$ 11	$ 7	$ 20	$ 44	$ 39	$ 46
Management fees		3	5	3	5
Stock sold, price per share	$ 16
Stock sold in initial public offering	29,411,764
Stock split ratio	12.25
Transaction fee	33
Proceeds from sale of stock												438
Amount of debt extinguished	455												455
Debt instrument, interest rate, stated percentage													11.00%	11.00%	11.00%
Maturity date													Sep 1, 2016	Sep 1, 2016	Sep 1, 2016	Jun 1, 2014	Jun 1, 2014
Debt premiums paid	13
Write-off of deferred financing fees	3
Liability related to TRA		300		300															300	350
Investment from BP Parallel LLC to purchase assignments of term loan																		21
Debt issued to related party																		21
Investment from subsidiary									14
Underwriting fees										$ 1	$ 1

Acquisitions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended		1 Months Ended
	Oct. 01, 2011	Oct. 02, 2010	Jun. 30, 2012 STOPAQ	Oct. 31, 2012 Prime Label	Sep. 30, 2011 Rexam SBC
Business Acquisition [Line Items]
Percentage of capital stock acquired			100.00%	100.00%	100.00%
Aggregate purchase price			$ 65	$ 20	$ 351
Purchase price, net of cash acquired			62		340
Pro forma net sales	4,996	4,943
Pro forma net loss	$ 307	$ 186

Restructuring And Impairment Charges - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended											6 Months Ended		12 Months Ended
	Mar. 30, 2013	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011		Jul. 02, 2011	Apr. 02, 2011	Jan. 01, 2011		Mar. 30, 2013 Segment	Mar. 31, 2012	Sep. 29, 2012 Segment	Oct. 01, 2011 Segment	Oct. 02, 2010
Restructuring and Related Activities [Abstract]
Restructuring costs related to severance, asset impairment, and exit costs	$ 1			$ 3								$ 6	$ 26	$ 31	$ 56	$ 41
Number of reporting segments												4		4	4
Net sales	1,150	1,204	1,242	1,183	1,137	1,229	[1]	1,187	1,104	1,041	[2]	2,222	2,320	4,766	4,561	4,257
Non-cash asset impairment				1									20	20	200	19
Engineered Materials
Restructuring and Related Activities [Abstract]
Number of facilities closed						2									2	4
Net sales														71	106	91
Flexible Packaging
Restructuring and Related Activities [Abstract]
Number of facilities closed						1									1	1
Net sales														24	24	22
Rigid Closed Top, Engineered Materials, And Flexible Packaging Affected By Closures
Restructuring and Related Activities [Abstract]
Number of facilities closed		3												3
Non-cash asset impairment														17	35	19
Rigid Closed Top Affected By Closures
Restructuring and Related Activities [Abstract]
Number of facilities closed						1									1
Net sales														$ 14	$ 14

[1]	(a) Includes a goodwill impairment charge of $165 in fiscal 2011
[2]	(b) Includes a loss on extinguishment of debt of $68 in fiscal 2011

Components Of Restructuring Charges By Segment (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Mar. 30, 2013	Mar. 31, 2012	Sep. 29, 2012	Oct. 31, 2011	Oct. 01, 2011	Oct. 02, 2010
Restructuring Cost and Reserve [Line Items]
Severance & termination benefits	$ 1	$ 1	$ 4	$ 4	$ 7		$ 11	$ 7
Facility exit costs		1	2	2	4		10	15
Asset impairment		1		20	20		200	19
Non-cash asset impairment					20	35	35	19
Total	1	3	6	26	31		56	41
Rigid Open Top
Restructuring Cost and Reserve [Line Items]
Severance & termination benefits			1				2
Facility exit costs								2
Total			1				2	2
Rigid Closed Top
Restructuring Cost and Reserve [Line Items]
Severance & termination benefits	1		2	2	3		3
Facility exit costs		1	1	1	2		1	3
Asset impairment		1		4
Non-cash asset impairment					4		4
Total	1	2	3	7	9		8	3
Engineered Materials
Restructuring Cost and Reserve [Line Items]
Severance & termination benefits		1	1	2	4		2
Facility exit costs				1	2		7	4
Asset impairment				16
Non-cash asset impairment					16		22	9
Total		1	1	19	22		31	13
Flexible Packaging
Restructuring Cost and Reserve [Line Items]
Severance & termination benefits							4	7
Facility exit costs			1				2	6
Non-cash asset impairment							9	10
Total			$ 1				$ 15	$ 23

Summary Of Activity In Restructuring Accrual (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 30, 2013	Sep. 29, 2012	Oct. 01, 2011
Restructuring Cost and Reserve [Line Items]
Beginning balance		$ 7	$ 6
Charges	6	31	56
Non-cash asset impairment		(20)	(35)
Cash payments	(7)	(11)	(20)
Ending balance	6	7	7
Employee Severance And Benefits
Restructuring Cost and Reserve [Line Items]
Beginning balance		4	3
Charges	4	7	11
Cash payments	(4)	(7)	(10)
Ending balance	4	4	4
Facilities Exit Costs And Other
Restructuring Cost and Reserve [Line Items]
Beginning balance		3	3
Charges	2	4	10
Cash payments	(3)	(4)	(10)
Ending balance	2	3	3
Non-Cash
Restructuring Cost and Reserve [Line Items]
Charges		20	35
Non-cash asset impairment		$ (20)	$ (35)

Summary Of Accrued Expenses And Other Current Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Mar. 30, 2013	Sep. 29, 2012	Oct. 01, 2011
Payables and Accruals [Abstract]
Employee compensation, payroll and other taxes	$ 79	$ 95	$ 101
Interest	42	60	63
Rebates	59	68	60
TRA obligation	63
Other	55	77	62
Accrued expenses and other current liabilities	$ 300	$ 300	$ 286

Summary Of Other Long-Term Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Mar. 30, 2013	Sep. 29, 2012	Oct. 01, 2011
Payables and Accruals [Abstract]
Lease retirement obligation	$ 21	$ 20	$ 20
Sale-lease back deferred gain	33	34	35
Pension liability	82	84	79
TRA obligation	232
Other	25	28	36
Other long-term liabilities	$ 393	$ 166	$ 170

Summary Of Long-Term Debt (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended				6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		12 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended		6 Months Ended
	Sep. 29, 2012	Mar. 30, 2013	Oct. 01, 2011	Sep. 29, 2012 As previously reported	Mar. 30, 2013 Term Loan	Sep. 29, 2012 Term Loan	Oct. 01, 2011 Term Loan	Mar. 30, 2013 Revolving Line Of Credit	Sep. 29, 2012 Revolving Line Of Credit	Oct. 01, 2011 Revolving Line Of Credit	Sep. 29, 2012 First Priority Senior Secured Floating Rate Notes	Oct. 01, 2011 First Priority Senior Secured Floating Rate Notes	Sep. 29, 2012 8 1/4% First Priority Senior Secured Notes	Oct. 01, 2011 8 1/4% First Priority Senior Secured Notes	Sep. 29, 2012 Second Priority Senior Secured Floating Rate Notes	Oct. 01, 2011 Second Priority Senior Secured Floating Rate Notes	Mar. 30, 2013 9 1/2% Second Priority Senior Secured Notes	Sep. 29, 2012 9 1/2% Second Priority Senior Secured Notes	Oct. 01, 2011 9 1/2% Second Priority Senior Secured Notes	Mar. 30, 2013 Senior Unsecured Term Loan	Sep. 29, 2012 Senior Unsecured Term Loan	Oct. 01, 2011 Senior Unsecured Term Loan	Mar. 30, 2013 9 3/4% Second Priority Senior Secured Notes	Sep. 29, 2012 9 3/4% Second Priority Senior Secured Notes	Oct. 01, 2011 9 3/4% Second Priority Senior Secured Notes	Sep. 29, 2012 10 1/4% Senior Subordinated Notes	Oct. 01, 2011 10 1/4% Senior Subordinated Notes	Oct. 31, 2012 11% Senior Subordinated Notes	Mar. 30, 2013 11% Senior Subordinated Notes	Sep. 29, 2012 11% Senior Subordinated Notes	Oct. 01, 2011 11% Senior Subordinated Notes	Mar. 30, 2013 Term Loan Due February 2020 [Member]
Debt Instrument [Line Items]
Retired debt	$ 1,845
Long-term debt	4,480				1,128	1,134	1,146	51	73	195	681	681	370	370	210	210	500	500	500	18	39	56	800	800	800	127	127			455	455	1,400
Debt instrument, interest rate, stated percentage													8.25%				9.50%	9.50%					9.75%	9.75%		10.25%	10.25%	11.00%	11.00%	11.00%
Maturity date					Apr 1, 2015	Apr 1, 2015		Jun 1, 2016	Jun 1, 2016		Feb 1, 2015		Nov 1, 2015		Sep 1, 2014		May 1, 2018	May 1, 2018		Jun 1, 2014	Jun 1, 2014		Jan 1, 2021	Jan 1, 2021		Mar 1, 2016		Sep 1, 2016	Sep 1, 2016	Sep 1, 2016		Feb 1, 2020
Debt discount, net	(11)	(8)	(13)	(9)
Capital leases and other	91	110	100
Debt and capital lease obligations	4,471	3,999	4,627
Less current portion of long-term debt	(40)	(57)	(46)
Long-term debt, less current portion	$ 4,431	$ 3,942	$ 4,581

Summary Of Long-Term Debt (Parenthetical) (Detail)	6 Months Ended	12 Months Ended
	Mar. 30, 2013	Sep. 29, 2012
Term Loan
Debt Instrument [Line Items]
Maturity date	Apr 1, 2015	Apr 1, 2015
Revolving Line Of Credit
Debt Instrument [Line Items]
Maturity date	Jun 1, 2016	Jun 1, 2016
9 1/2% Second Priority Senior Secured Notes
Debt Instrument [Line Items]
Maturity date	May 1, 2018	May 1, 2018
Debt instrument, interest rate, stated percentage	9.50%	9.50%
Senior Unsecured Term Loan
Debt Instrument [Line Items]
Maturity date	Jun 1, 2014	Jun 1, 2014
9 3/4% Second Priority Senior Secured Notes
Debt Instrument [Line Items]
Maturity date	Jan 1, 2021	Jan 1, 2021
Debt instrument, interest rate, stated percentage	9.75%	9.75%
Term Loan Due February 2020 [Member]
Debt Instrument [Line Items]
Maturity date	Feb 1, 2020

Long-Term Debt - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended				12 Months Ended			1 Months Ended		3 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended		12 Months Ended				6 Months Ended	12 Months Ended					12 Months Ended							1 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended
	Oct. 31, 2012	Mar. 30, 2013	Jan. 01, 2011	Mar. 30, 2013	Sep. 29, 2012	Oct. 01, 2011	Oct. 02, 2010	Mar. 30, 2012	Sep. 29, 2012 BP Parallel LLC	Oct. 01, 2010 BP Parallel LLC	Sep. 29, 2012 LIBOR	Oct. 31, 2012 Net of transaction fees	Oct. 31, 2012 11% Senior Subordinated Notes	Mar. 30, 2013 11% Senior Subordinated Notes	Sep. 29, 2012 11% Senior Subordinated Notes	Mar. 30, 2013 Term Loan	Sep. 29, 2012 Term Loan	Sep. 29, 2007 Term Loan	Sep. 29, 2012 Term Loan Minimum Based On Achievement Certain Leverage Ratios	Sep. 29, 2012 Term Loan Maximum	Sep. 29, 2012 Term Loan LIBOR	Sep. 29, 2012 Term Loan Base Rate	Mar. 30, 2013 Revolving Line Of Credit	Sep. 29, 2012 Revolving Line Of Credit	Mar. 30, 2012 Revolving Line Of Credit	Jun. 30, 2011 Revolving Line Of Credit	Sep. 29, 2007 Revolving Line Of Credit	Mar. 30, 2012 Revolving Line Of Credit Letter of Credit [Member]	Sep. 29, 2012 Revolving Line Of Credit Based On Unused Capacity Of Less Than 10	Sep. 29, 2012 Revolving Line Of Credit Minimum	Sep. 29, 2012 Revolving Line Of Credit Maximum	Sep. 29, 2012 Revolving Line Of Credit Federal Funds Rate	Sep. 29, 2012 Revolving Line Of Credit LIBOR Minimum	Sep. 29, 2012 Revolving Line Of Credit LIBOR Maximum	Sep. 29, 2012 Revolving Line Of Credit Base Rate	Oct. 31, 2012 Net of underwriting fees	Mar. 30, 2013 Senior Unsecured Term Loan	Sep. 29, 2012 Senior Unsecured Term Loan	Dec. 29, 2012 Senior Unsecured Term Loan Bp Parallel Llc [Member]	Mar. 30, 2012 Term Loans [Member]
Debt Instrument [Line Items]
Debt instrument, face amount																		$ 1,200,000,000										$ 130,000,000												$ 2,500,000,000
Credit facility, maximum borrowing capacity																									650,000,000	650,000,000	150,000,000
Credit facility, amount outstanding								51,000,000																73,000,000
Letter of credit, amount outstanding								43,000,000																50,000,000
Borrowing base reserve								38,000,000
Credit facility, remaining borrowing capacity								518,000,000																426,000,000
Stock sold in initial public offering	29,411,764
Stock sold, price per share	$ 16
Proceeds from sale of stock												438,000,000																								444,000,000
Amount of debt extinguished	455,000,000												455,000,000
Debt instrument, interest rate, stated percentage													11.00%	11.00%	11.00%
Investment from BP Parallel LLC to purchase assignments of term loan																																							21,000,000
Increase in additional borrowings				1,400,000,000
Amount added to base rate for interest rate		2.50%		2.50%																	2.00%	1.00%										0.50%	1.75%	2.25%	0.00%
Loss on extinguishment of debt		(48,000,000)	68,000,000	(64,000,000)	1,000,000	4,000,000	13,000,000
Maturity date													Sep 1, 2016	Sep 1, 2016	Sep 1, 2016	Apr 1, 2015	Apr 1, 2015						Jun 1, 2016	Jun 1, 2016													Jun 1, 2014	Jun 1, 2014
Interest rate of base											0.36%
Minimum principal payments																	3,000,000
Term of quarterly principal payments																	8 years
Percentage of excess cash flow that must be used to prepay outstanding term loan																	50.00%		0.00%
Percentage of net cash proceeds from non-ordinary asset sales, casualty and condemnation events that must be used to prepay outstanding term loan if not reinvested in business																	100.00%
Period of time company has to reinvest net cash proceeds from non-ordinary asset sales, casualty and condemnation events																	15 months
Credit facility, unutilized capacity commitment fee																														0.38%	0.50%
Letter of credit, fronting fee																								0.13%
Credit facility, unused capacity																													10.00%
Term that unused capacity of credit facility must be below 10% to trigger ratio requirement																													10 days
Fixed charge coverage ratio																								1.7
First lien secured leverage ratio																	280.00%			400.00%
Interest paid					288,000,000	300,000,000	244,000,000
Invested amount by subsidiary									4,000,000	25,000,000
Market prices debt									5,000,000	33,000,000
Net gain from repurchase of the Senior Unsecured Term Loan									$ 1,000,000	$ 8,000,000

Financial Instruments And Fair Value Measurements - Additional Information (Detail) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended						6 Months Ended		12 Months Ended		6 Months Ended
	Mar. 31, 2012	Mar. 31, 2012	Sep. 29, 2012	Oct. 01, 2011	Oct. 02, 2010	Mar. 30, 2013	Mar. 30, 2013 2010 Swaps Securities	Sep. 29, 2012 2010 Swaps Agreement	Mar. 30, 2013 Two Thousand Ten Swap Part One	Mar. 30, 2013 Two Thousand Ten Swap Part Two	Sep. 29, 2012 2010 Swap Agreement One	Sep. 29, 2012 2010 Swap Agreement Two	Mar. 30, 2013 2013 Swaps
Derivative [Line Items]
Number of interest rate swaps							2	2
Variable rate term loan, amount outstanding							$ 1,000,000,000	$ 1,000,000,000					$ 1,000,000,000
Notional amount of swap agreement									500,000,000	500,000,000	500,000,000	500,000,000
Term of fixed interest rate									3 years	3 years	3 years	3 years	3 years
Derivative instrument fixed interest rate									0.89%	1.02%	0.89%	1.02%	2.36%
Derivative maturity date									Nov 1, 2013	Nov 1, 2013	Nov 1, 2013	Nov 1, 2013	May 1, 2019
Derivative variable interest rate													1.00%
Fair value of investments exceeding book value			80,000,000	159,000,000
Redeemable shares			23,000,000	16,000,000
Goodwill impairment charge				165,000,000
Property, plant, and equipment carrying amount before impairment			1,219,000,000	1,285,000,000	1,165,000,000
Property, plant, and equipment fair value	1,213,000,000	1,213,000,000	1,216,000,000	1,250,000,000	1,146,000,000	1,242,000,000
Property, plant, and equipment, Impairment Loss	1,000,000	3,000,000	3,000,000	35,000,000	19,000,000
Recognized impairment charge on property, plant, and equipment and fair value			$ 20,000,000

Schedule Of Derivatives Not Designated As Hedging, By Balance Sheet Location (Detail) (Other Long-Term Liabilites, USD $) In Millions, unless otherwise specified	Sep. 29, 2012 Interest Rate Swap Not Designated as Hedging Instrument	Oct. 01, 2011 Interest Rate Swap Not Designated as Hedging Instrument	Mar. 30, 2013 Interest rate swaps-2010 Swaps 2010 Swaps	Sep. 29, 2012 Interest rate swaps-2010 Swaps 2010 Swaps	Mar. 30, 2013 Interest rate swaps-2013 Swaps 2013 Swaps
Derivatives, Fair Value [Line Items]
2010 Swaps	$ 7	$ 8	$ 4	$ 7	$ 3

Schedule Of Derivatives Not Designated As Hedging, By Statement Of Operations Location (Detail) (Not Designated as Hedging Instrument, Interest Rate Swap, USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Mar. 30, 2013	Mar. 31, 2012	Sep. 29, 2012	Oct. 01, 2011
Other Expense (Income)
Derivative Instruments, Gain (Loss) [Line Items]
2010 Swaps	$ (2)	$ 2	$ (3)	$ (1)		$ (2)
Interest Expense
Derivative Instruments, Gain (Loss) [Line Items]
2010 Swaps	$ 1	$ 1	$ 2	$ 2	$ 4	$ 1

Summary Of Long-Term Indebtedness In Excess Of Fair Value (Detail) (USD $) In Millions, unless otherwise specified	Mar. 30, 2013	Oct. 31, 2012	Sep. 29, 2012	Oct. 01, 2011
First Priority Senior Secured Floating Rate Notes
Fair Value, Option, Quantitative Disclosures [Line Items]
Long-term indebtedness				$ 61
Second Priority Senior Secured Floating Rate Notes
Fair Value, Option, Quantitative Disclosures [Line Items]
Long-term indebtedness			1	38
Senior Unsecured Term Loan
Fair Value, Option, Quantitative Disclosures [Line Items]
Long-term indebtedness			6	8
9 1/2% Second Priority Senior Secured Notes
Fair Value, Option, Quantitative Disclosures [Line Items]
Debt instrument, interest rate	9.50%		9.50%
Long-term indebtedness				83
9 3/4% Second Priority Senior Secured Notes
Fair Value, Option, Quantitative Disclosures [Line Items]
Debt instrument, interest rate	9.75%		9.75%
Long-term indebtedness				140
11% Senior Subordinated Notes
Fair Value, Option, Quantitative Disclosures [Line Items]
Debt instrument, interest rate	11.00%	11.00%	11.00%
Long-term indebtedness				64
10 1/4% Senior Subordinated Notes
Fair Value, Option, Quantitative Disclosures [Line Items]
Debt instrument, interest rate			10.25%	10.25%
Long-term indebtedness				$ 18

Schedule Of Assets Measured At Fair Value On A Non-Recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2012	Sep. 29, 2012	Oct. 01, 2011	Oct. 02, 2010	Mar. 30, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Indefinite-lived trademarks	$ 220	$ 220	$ 220	$ 220	$ 220	$ 207
Goodwill, Impairment Loss				165
Goodwill	1,587	1,587	1,626	1,595	1,700	1,633
Definite lived intangible assets	814	814	737			739
Property, plant, and equipment	1,213	1,213	1,216	1,250	1,146	1,242
Total	3,834	3,834	3,799	3,065	3,066	3,821
Definite lived intangible assets, Impairment loss		17	17
Property, plant, and equipment, Impairment Loss	1	3	3	35	19
Impairment loss, Total	1	20	20	200	19
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Indefinite-lived trademarks
Goodwill
Definite lived intangible assets
Property, plant, and equipment
Total
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Indefinite-lived trademarks
Goodwill
Definite lived intangible assets
Property, plant, and equipment
Total
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Indefinite-lived trademarks	220	220	220	220	220	207
Goodwill	1,587	1,587	1,626	1,595	1,700	1,633
Definite lived intangible assets	814	814	737			739
Property, plant, and equipment	1,213	1,213	1,216	1,250	1,146	1,242
Total	$ 3,834	$ 3,834	$ 3,799	$ 3,065	$ 3,066	$ 3,821

Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Sep. 29, 2012	Oct. 01, 2011	Oct. 02, 2010
Income Taxes [Line Items]
Effective tax rate from continuing operations	27.00%	34.00%
U.S. loss from continuing operations before income taxes			$ 2	$ (342)	$ (140)
Non-U.S. loss from continuing operations before income taxes			2	(4)	(22)
AMT credit carryforwards			9
Deferred tax assets, valuation allowance			51	43
Cash paid for taxes			2	2	3
Gross decreases - tax positions in prior periods			25	4
Unrecognized tax benefits that would affect effective tax rate if recognized			5	5
Interest and penalties accrued for uncertain tax positions			1
Federal
Income Taxes [Line Items]
Net operating loss carryforwards			911
Net operating loss carryforwards, expirations			beginning 2026 through 2031
Federal | Minimum
Income Taxes [Line Items]
Open tax years			2004
Federal | Maximum
Income Taxes [Line Items]
Open tax years			2009
Foreign
Income Taxes [Line Items]
Net operating loss carryforwards			$ 129

Reconciliation of Income Tax Benefit (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Mar. 30, 2013	Mar. 31, 2012	Sep. 29, 2012	Oct. 01, 2011	Oct. 02, 2010
Income Tax Disclosure [Abstract]
Income tax benefit computed at statutory rate	$ 1	$ 3	$ (4)	$ (15)	$ 1	$ (121)	$ (57)
State income tax benefit, net of federal taxes		1		(1)	(1)	8	(8)
Impairment of goodwill						58
Permanent differences					1	1	2
Transaction costs						1	3
Change in valuation allowance	1		1	1	1	3	3
Rate differences between U.S. and foreign					1	1	4
Other					(1)	2	4
Expense (benefit) for income taxes	$ 2	$ 4	$ (3)	$ (15)	$ 2	$ (47)	$ (49)

Operating Segment And Geographic Data - Additional Information (Detail)	6 Months Ended	12 Months Ended
	Mar. 30, 2013 Segment	Sep. 29, 2012 Segment	Oct. 01, 2011 Segment
Segment Reporting Information [Line Items]
Number of reporting segments	4	4	4
North America | Net Sales, Geographic Area
Segment Reporting Information [Line Items]
Concentration risk, percentage	96.00%	96.00%
North America | Long-Lived Assets, Geographic Area
Segment Reporting Information [Line Items]
Concentration risk, percentage	98.00%	98.00%
North America | Assets, Total
Segment Reporting Information [Line Items]
Concentration risk, percentage	98.00%	99.00%

Summary Of Selected Information By Reportable Segment (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended											6 Months Ended		12 Months Ended
	Mar. 30, 2013	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011		Jul. 02, 2011	Apr. 02, 2011	Jan. 01, 2011		Mar. 30, 2013	Mar. 31, 2012	Sep. 29, 2012	Oct. 01, 2011	Oct. 02, 2010
Segment Reporting Information [Line Items]
Net sales	$ 1,150	$ 1,204	$ 1,242	$ 1,183	$ 1,137	$ 1,229	[1]	$ 1,187	$ 1,104	$ 1,041	[2]	$ 2,222	$ 2,320	$ 4,766	$ 4,561	$ 4,257
Operating income (loss)	111			91								179	120	325	42	124
Depreciation and amortization	85			87								172	176	355	344	317
Rigid Open Top
Segment Reporting Information [Line Items]
Net sales	257			296								516	583	1,229	1,261	1,160
Operating income (loss)	33			41								60	72	159	155	124
Depreciation and amortization	22			23								45	45	90	102	93
Rigid Closed Top
Segment Reporting Information [Line Items]
Net sales	353			364								666	711	1,438	1,053	970
Operating income (loss)	36			26								54	29	95	77	73
Depreciation and amortization	33			33								66	68	135	95	91
Engineered Materials
Segment Reporting Information [Line Items]
Net sales	354			337								679	665	1,362	1,451	1,457
Operating income (loss)	33			21								57	23	70	(71)	4
Depreciation and amortization	17			17								35	34	71	72	72
Flexible Packaging
Segment Reporting Information [Line Items]
Net sales	186			186								361	361	737	796	670
Operating income (loss)	9			3								8	(4)	1	(119)	(77)
Depreciation and amortization	13			14								26	29	59	75	61
Rigid Packaging
Segment Reporting Information [Line Items]
Net sales	610			660								1,182	1,294
Operating income (loss)	69			67								114	101
Depreciation and amortization	$ 55			$ 56								$ 111	$ 113

[1]	(a) Includes a goodwill impairment charge of $165 in fiscal 2011
[2]	(b) Includes a loss on extinguishment of debt of $68 in fiscal 2011

Summary Of Assets And Goodwill By Segment (Detail) (USD $) In Millions, unless otherwise specified	Mar. 30, 2013	Sep. 29, 2012	Oct. 01, 2011	Oct. 02, 2010
Segment Reporting Information [Line Items]
Total assets	$ 5,082	$ 5,106	$ 5,217
Goodwill	1,633	1,626	1,595	1,700
Rigid Open Top
Segment Reporting Information [Line Items]
Total assets	1,801	1,773	1,818
Goodwill	681	681	681	682
Rigid Closed Top
Segment Reporting Information [Line Items]
Total assets	1,945	1,959	1,963
Goodwill	831	832	819	771
Engineered Materials
Segment Reporting Information [Line Items]
Total assets	818	873	841
Goodwill	82	73	55	134
Flexible Packaging
Segment Reporting Information [Line Items]
Total assets	518	501	595
Goodwill	39	40	40	113
Rigid Packaging
Segment Reporting Information [Line Items]
Total assets	3,746	3,732
Goodwill	$ 1,512	$ 1,513

Guarantor And Non-Guarantor Financial Information - Additional Information (Detail)	Mar. 30, 2013	Sep. 29, 2012
Condensed Consolidating Financial Information [Abstract]
Percentage ownership in guarantor subsidiaries	100.00%	100.00%

Condensed Supplemental Consolidated Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Mar. 30, 2013	Sep. 29, 2012	Mar. 31, 2012	Oct. 01, 2011	Sep. 30, 2011	Oct. 02, 2010	Oct. 01, 2010	Sep. 26, 2009
Condensed Consolidating Financial Information [Line Items]
Cash and cash equivalents	$ 16	$ 87	$ 32	$ 42	$ 42	$ 148	$ 148	$ 10
Accounts receivable, net of allowance	458	455		543
Inventories	610	535		578
Prepaid expenses and other current		156		92
Total current assets		1,233
Current assets	1,249	1,233		1,255
Property, plant and equipment, net	1,242	1,216		1,250
Intangible assets, net	2,579	2,636		2,704
Other noncurrent assets	2,591	2,657
Other assets	12	21		8
Total assets	5,082	5,106		5,217
Accounts payable	375	306		352
Current liabilities		646
Accrued and other current liabilities	300	300		286
Long-term debt-current portion	57	40		46
Current liabilities	732	646		684
Long-term debt		4,431		4,581
Deferred tax liabilities	330	315		233
Other long-term liabilities	393	166		170
Noncurrent liabilities	4,665	4,912		4,984
Total liabilities	5,397	5,558		5,668
Equity (deficit)	(315)	(452)
Redeemable shares		23		16
Total equity	(315)	(475)	(487)	(467)	(467)	(141)		(20)
Total liabilities and stockholders' equity (deficit)	5,082	5,106		5,217
Parent Company
Condensed Consolidating Financial Information [Line Items]
Intercompany receivable	257	243		159
Prepaid expenses and other current		120		62
Total current assets		363
Current assets	130	120		221
Intangible assets, net		8		5
Other noncurrent assets	682	262
Investment in subsidiaries		254		282
Total assets	1,069	625		508
Current liabilities		18
Accrued and other current liabilities		18		12
Current liabilities	74	18		12
Long-term debt		736		697
Deferred tax liabilities		315		233
Other long-term liabilities		8		17
Noncurrent liabilities	1,310	1,059		947
Total liabilities		1,077		959
Equity (deficit)	(315)	(452)
Redeemable shares		23		16
Total equity		(475)		(467)
Total liabilities and stockholders' equity (deficit)	1,069	625		508
Issuer
Condensed Consolidating Financial Information [Line Items]
Cash and cash equivalents	(3)	66	18	20	20	132	132	7
Accounts receivable, net of allowance		60		80
Intercompany receivable	3,595	3,800		4,078
Inventories		83		98
Prepaid expenses and other current		17		10
Total current assets		4,026
Current assets	160	226		4,286
Property, plant and equipment, net	121	113		129
Intangible assets, net		184		207
Other noncurrent assets	932	809
Investment in subsidiaries		615		417
Other assets		10
Total assets	4,808	4,948		5,039
Accounts payable		84		98
Current liabilities		278
Accrued and other current liabilities		159		147
Long-term debt-current portion		35		32
Current liabilities	277	278		277
Long-term debt		4,542		4,688
Other long-term liabilities		37		68
Noncurrent liabilities	3,961	4,579		4,756
Total liabilities		4,857		5,033
Equity (deficit)	570	91
Total equity		91		6
Total liabilities and stockholders' equity (deficit)	4,808	4,948		5,039
Guarantor Subsidiaries
Condensed Consolidating Financial Information [Line Items]
Cash and cash equivalents				5	5	2	2
Accounts receivable, net of allowance		336		411
Intercompany receivable		74
Inventories		414		445
Prepaid expenses and other current		9		9
Total current assets		833
Current assets	825	759		870
Property, plant and equipment, net	1,045	1,023		1,048
Intangible assets, net		2,343		2,447
Other noncurrent assets	2,328	2,353
Other assets		10		7
Total assets	4,198	4,209		4,372
Accounts payable		195		231
Current liabilities		315
Accrued and other current liabilities		120		126
Intercompany payable	3,872	3,966		4,167
Current liabilities	339	4,281		4,524
Other long-term liabilities		119		97
Noncurrent liabilities	118	119		97
Total liabilities		4,400		4,621
Equity (deficit)	(131)	(191)
Total equity		(191)		(249)
Total liabilities and stockholders' equity (deficit)	4,198	4,209		4,372
Non-Guarantor Subsidiaries
Condensed Consolidating Financial Information [Line Items]
Cash and cash equivalents	19	21	14	17	17	14	14	3
Accounts receivable, net of allowance		59		52
Intercompany receivable	20
Inventories		38		35
Prepaid expenses and other current		21		11
Total current assets		139
Current assets	144	139		115
Property, plant and equipment, net	76	80		73
Intangible assets, net		111		52
Other noncurrent assets	684	749
Other assets		638		511
Total assets	924	968		751
Accounts payable		27		23
Current liabilities		48
Accrued and other current liabilities		16		13
Intercompany payable		151		70
Long-term debt-current portion		5		2
Current liabilities	53	199		108
Long-term debt		3		3
Other long-term liabilities		5		5
Noncurrent liabilities	8	8		8
Total liabilities		207		116
Equity (deficit)	863	761
Total equity		761		635
Total liabilities and stockholders' equity (deficit)	924	968		751
Eliminations
Condensed Consolidating Financial Information [Line Items]
Intercompany receivable	(3,872)	(4,117)		(4,237)
Prepaid expenses and other current		(11)
Total current assets		(4,128)
Current assets	(10)	(11)		(4,237)
Intangible assets, net		(10)		(7)
Other noncurrent assets	(2,035)	(1,516)
Investment in subsidiaries		(869)		(699)
Other assets		(637)		(510)
Total assets	(5,917)	(5,644)		(5,453)
Current liabilities		(13)
Accrued and other current liabilities		(13)		(12)
Intercompany payable	(3,872)	(4,117)		(4,237)
Long-term debt-current portion				12
Current liabilities	(11)	(4,130)		(4,237)
Long-term debt		(850)		(807)
Other long-term liabilities		(3)		(17)
Noncurrent liabilities	(732)	(853)		(824)
Total liabilities		(4,983)		(5,061)
Equity (deficit)	(1,302)	(661)
Redeemable shares		23
Total equity		(661)		(392)
Total liabilities and stockholders' equity (deficit)	$ (5,917)	$ (5,644)		$ (5,453)

Condensed Supplemental Consolidated Statements Of Operations (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended											6 Months Ended		12 Months Ended
	Mar. 30, 2013	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011		Jul. 02, 2011	Apr. 02, 2011	Jan. 01, 2011		Mar. 30, 2013	Mar. 31, 2012	Sep. 29, 2012	Oct. 01, 2011	Oct. 02, 2010
Condensed Consolidating Financial Information [Line Items]
Net sales	$ 1,150	$ 1,204	$ 1,242	$ 1,183	$ 1,137	$ 1,229	[1]	$ 1,187	$ 1,104	$ 1,041	[2]	$ 2,222	$ 2,320	$ 4,766	$ 4,561	$ 4,257
Cost of goods sold	936			979								1,831	1,964	3,949	3,878	3,667
Selling, general and administrative expenses														417	381	379
Selling, general and administrative expenses	75			84								152	156	308	275	272
Amortization of intangibles	27			26								54	54	109	106	107
Restructuring and impairment charges, net	1			3								6	26	31	221	41
Other operating expenses	2			11								7	20	44	39	46
Operating income	111			91								179	120	325	42	124
Other income														(7)	61	(27)
Debt extinguishment	48									(68)		64		(1)	(4)	(13)
Other income	(1)			2								(4)	(2)		61	(27)
Interest expense, net	61			83								131	166	328	327	313
Income (loss) before income taxes	3			6								(12)	(44)	4	(346)	(162)
Income tax benefit	2			4								(3)	(15)	2	(47)	(49)
Net Income (loss)	1	22	9	2	(31)	(192)	[1]	(5)	(19)	(83)	[2]	(9)	(29)	2	(299)	(113)
Currency translation														6	(10)	6
Interest rate hedges														4	(8)
Defined benefit pension and retiree benefit plans														(14)	(14)	(12)
Provision for income taxes related to other comprehensive income items														5	7	7
Comprehensive income (loss)	(4)			10								(11)	(20)	3	(324)	(112)
Parent Company
Condensed Consolidating Financial Information [Line Items]
Interest expense, net	11			14								22	26	54	50	48
Equity in net income of subsidiaries	(14)			(20)								(10)	18	(58)	296	114
Income (loss) before income taxes	3			6								(12)	(44)	4	(346)	(162)
Income tax benefit	2			4								(3)	(15)	2	(47)	(49)
Net Income (loss)	1			2								(9)	(29)	2	(299)	(113)
Comprehensive income (loss)	1			2								(9)	(29)	2	(299)	(113)
Issuer
Condensed Consolidating Financial Information [Line Items]
Net sales	137			140								270	285	579	695	758
Cost of goods sold	118			126								255	275	501	626	709
Selling, general and administrative expenses														53	56	63
Selling, general and administrative expenses	7			15								17	25
Amortization of intangibles	3			3								6	5
Restructuring and impairment charges, net														1	30	15
Other operating expenses														28		12
Operating income	9			(4)								(8)	(20)	(4)	(17)	(41)
Other income														(7)
Debt extinguishment	48											64
Other income	(1)			2								(4)	(2)		62	(19)
Interest expense, net	8			10								17	21	39	49	54
Equity in net income of subsidiaries	(81)			(55)								(143)	(58)	(173)	85
Income (loss) before income taxes	35			39								58	19	137	(213)	(76)
Income tax benefit	14			14								24	6	46	16	(8)
Net Income (loss)	21			25								34	13	91	(229)	(68)
Interest rate hedges														4	(8)
Provision for income taxes related to other comprehensive income items														(1)	2
Comprehensive income (loss)	20			25								34	14	94	(235)	(68)
Guarantor Subsidiaries
Condensed Consolidating Financial Information [Line Items]
Net sales	919			955								1,768	1,863	3,829	3,503	3,166
Cost of goods sold	743			779								1,437	1,555	3,144	2,937	2,666
Selling, general and administrative expenses														329	295	285
Selling, general and administrative expenses	60			61								118	115
Amortization of intangibles	22			22								45	48
Restructuring and impairment charges, net	1			2								6	25	29	190	24
Other operating expenses														7	11	17
Operating income	93			91								162	120	320	70	174
Other income															(1)
Interest expense, net	49			66								104	131	261	249	229
Income (loss) before income taxes	44			25								58	(11)	59	(178)	(55)
Income tax benefit				1								(1)	1	1	(29)	(17)
Net Income (loss)	44			24								59	(12)	58	(149)	(38)
Defined benefit pension and retiree benefit plans														(14)	(14)	(12)
Provision for income taxes related to other comprehensive income items														6	5	7
Comprehensive income (loss)	44			24								59	(12)	50	(158)	(43)
Non-Guarantor Subsidiaries
Condensed Consolidating Financial Information [Line Items]
Net sales	94			88								184	172	358	363	333
Cost of goods sold	75			74								139	134	304	315	292
Selling, general and administrative expenses														35	30	31
Selling, general and administrative expenses	8			8								17	16
Amortization of intangibles	2			1								3	1
Restructuring and impairment charges, net				1									1	1	1	2
Other operating expenses														9	28	17
Operating income	9			4								25	20	9	(11)	(9)
Interest expense, net	(29)			(28)								(60)	(52)	(110)	(77)	(51)
Income (loss) before income taxes	38			32								85	72	119	66	42
Income tax benefit	1			1								1	2	3	2	4
Net Income (loss)	37			31								84	70	116	64	38
Currency translation														6	(10)	6
Comprehensive income (loss)	33			39								82	78	122	54	44
Eliminations
Condensed Consolidating Financial Information [Line Items]
Other income																(8)
Interest expense, net	22			21								48	40	84	56	33
Equity in net income of subsidiaries	95			75								153	40	231	(381)	(114)
Income (loss) before income taxes	(117)			(96)								(201)	(80)	(315)	325	89
Income tax benefit	(15)			(16)								(24)	(9)	(50)	11	21
Net Income (loss)	(102)			(80)								(177)	(71)	(265)	314	68
Comprehensive income (loss)	$ (102)			$ (80)								$ (177)	$ (71)	$ (265)	$ 314	$ 68

[1]	(a) Includes a goodwill impairment charge of $165 in fiscal 2011
[2]	(b) Includes a loss on extinguishment of debt of $68 in fiscal 2011

Condensed Supplemental Consolidated Statements Of Cash Flows (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Sep. 29, 2012	Oct. 01, 2011	Oct. 02, 2010
Condensed Consolidating Financial Information [Line Items]
Cash Flow from Operating Activities	$ 165	$ 155	$ 479	$ 327	$ 112
Additions to property, plant, and equipment	(107)	(106)	(230)	(160)	(223)
Proceeds from disposal of assets	2	8	30	5	29
Acquisition of business net of cash acquired	(20)	7	(55)	(368)	(658)
Net cash flow from investing activities	(125)	(91)	(255)	(523)	(852)
Proceeds from long-term debt	1,392		2	995	1,097
Proceeds from issuance of common stock	4
Equity contributions			(6)	(2)	(3)
Proceeds from initial public stock offering	438
Repayment of notes receivable	1
Payment of tax receivable agreement	(5)
Debt financing costs	(39)			(23)	(38)
Repayment of long-term debt	(1,902)	(68)	(175)	(880)	(178)
Purchases of common stock		(6)	(6)	(2)	(3)
Net cash from financing activities	(111)	(74)	(179)	90	878
Net increase (decrease) in cash and cash equivalents	(71)	(10)	45	(106)	138
Cash and cash equivalents at beginning of period	87	42	42	148	10
Cash and cash equivalents at end of period	16	32	87	42	148
Parent Company
Condensed Consolidating Financial Information [Line Items]
Cash Flow from Operating Activities				2	3
(Contributions) distributions to/from subsidiaries	(438)		16
Net cash flow from investing activities	(438)		16
Proceeds from issuance of common stock	4
Equity contributions				(2)	(3)
Proceeds from initial public stock offering	438
Repayment of notes receivable	1
Payment of tax receivable agreement	(5)
Repayment of long-term debt			(16)
Net cash from financing activities	438		(16)	(2)	(3)
Issuer
Condensed Consolidating Financial Information [Line Items]
Cash Flow from Operating Activities	(6)	(36)	(22)	15	37
Additions to property, plant, and equipment	(10)	(11)	(9)	(16)	(61)
(Contributions) distributions to/from subsidiaries	417	(4)	(20)	(39)	(81)
Intercompany advances (repayments)	62	119	258	166	(71)
Acquisition of business net of cash acquired				(368)	(658)
Net cash flow from investing activities	469	104	229	(257)	(871)
Proceeds from long-term debt	1,392			995	1,097
Equity contributions			(6)	(1)	(3)
Repayment of notes receivable	1
Payment of tax receivable agreement	(5)
Debt financing costs	(39)			(23)	(38)
Repayment of long-term debt	(1,881)	(64)	(155)	(841)	(97)
Purchases of common stock		(6)
Net cash from financing activities	(532)	(70)	(161)	130	959
Net increase (decrease) in cash and cash equivalents	(69)	(2)	46	(112)	125
Cash and cash equivalents at beginning of period	66	20	20	132	7
Cash and cash equivalents at end of period	(3)	18	66	20	132
Guarantor Subsidiaries
Condensed Consolidating Financial Information [Line Items]
Cash Flow from Operating Activities	159	189	504	322	100
Additions to property, plant, and equipment	(94)	(91)	(209)	(138)	(150)
Proceeds from disposal of assets	2	8	30	5	29
Acquisition of business net of cash acquired	(20)	7	7
Net cash flow from investing activities	(112)	(76)	(172)	(133)	(121)
Changes in intercompany balances	(47)	(118)	(337)	(186)	23
Net cash from financing activities	(47)	(118)	(337)	(186)	23
Net increase (decrease) in cash and cash equivalents		(5)	(5)	3	2
Cash and cash equivalents at beginning of period		5	5	2
Cash and cash equivalents at end of period				5	2
Non-Guarantor Subsidiaries
Condensed Consolidating Financial Information [Line Items]
Cash Flow from Operating Activities	12	2	(3)	(11)	(25)
Additions to property, plant, and equipment	(3)	(4)	(12)	(6)	(12)
Investment in Parent	(21)	(4)	(4)		(25)
Investment in Issuer debt securities				(39)	(56)
Acquisition of business net of cash acquired			(62)
Net cash flow from investing activities	(24)	(8)	(78)	(45)	(93)
Proceeds from long-term debt			2
Changes in intercompany balances	(11)	(1)	79	20	48
Contribution from Issuer	21	4	4	39	81
Net cash from financing activities	10	3	85	59	129
Net increase (decrease) in cash and cash equivalents	(2)	(3)	4	3	11
Cash and cash equivalents at beginning of period	21	17	17	14	3
Cash and cash equivalents at end of period	19	14	21	17	14
Eliminations
Condensed Consolidating Financial Information [Line Items]
Cash Flow from Operating Activities				(1)	(3)
Investment in Parent	21	4	4		25
(Contributions) distributions to/from subsidiaries	21	4	4	39	81
Intercompany advances (repayments)	(62)	(119)	(258)	(166)	71
Investment in Issuer debt securities				39	56
Net cash flow from investing activities	(20)	(111)	(250)	(88)	233
Equity contributions				1	3
Repayment of notes receivable	(1)
Payment of tax receivable agreement	5
Repayment of long-term debt	(21)	(4)	(4)	(39)	(81)
Changes in intercompany balances	58	119	258	166	(71)
Contribution from Issuer	(21)	(4)	(4)	(39)	(81)
Net cash from financing activities	$ 20	$ 111	$ 250	$ 89	$ (230)

Schedule Of Net Income (Loss) Per Share (Detail) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	3 Months Ended											6 Months Ended		12 Months Ended
	Mar. 30, 2013	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011		Jul. 02, 2011	Apr. 02, 2011	Jan. 01, 2011		Mar. 30, 2013	Mar. 31, 2012	Sep. 29, 2012	Oct. 01, 2011	Oct. 02, 2010
Earnings Per Share [Abstract]
Net Income (loss)	$ 1	$ 22	$ 9	$ 2	$ (31)	$ (192)	[1]	$ (5)	$ (19)	$ (83)	[2]	$ (9)	$ (29)	$ 2	$ (299)	$ (113)
Weighted average shares of common stock outstanding-basic	113,034			83,508								112,193	83,680	83,435	84,121	84,525
Other common stock equivalents	5,450			1,066										3,209
Weighted average shares of common stock outstanding-diluted	118,197			84,574								112,193	83,680	86,644	84,121	84,525
Basic net income (loss) per share from continuing operations														$ 0.02	$ (3.55)	$ (1.34)
Basic net income (loss) per share available to common shareholders	$ 0.01			$ 0.02								$ (0.08)	$ (0.35)	$ 0.02	$ (3.55)	$ (1.34)
Diluted net income (loss) per share from continuing operations														$ 0.02	$ (3.55)	$ (1.34)
Diluted net income (loss) per share available to common shareholders	$ 0.01			$ 0.02								$ (0.08)	$ (0.35)	$ 0.02	$ (3.55)	$ (1.34)

[1]	(a) Includes a goodwill impairment charge of $165 in fiscal 2011
[2]	(b) Includes a loss on extinguishment of debt of $68 in fiscal 2011

Basic and Diluted Net Income (Loss) per Share - Additional Information (Detail)	6 Months Ended		12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Oct. 01, 2011	Oct. 02, 2010
Earnings Per Share [Abstract]
Antidilutive shares excluded from caluculation	12,958,355	11,029,790	10,826,232	10,614,882

Basis Of Presentation And Summary Of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	6 Months Ended		12 Months Ended					12 Months Ended									1 Months Ended		3 Months Ended	12 Months Ended
	Oct. 31, 2012	Mar. 30, 2013 Segment	Mar. 31, 2012	Sep. 29, 2012 Segment	Oct. 31, 2011	Oct. 01, 2011 Segment	Oct. 02, 2010	Dec. 30, 2006	Sep. 29, 2012 Customer Relationships	Sep. 29, 2012 Technology	Sep. 29, 2012 Licenses	Sep. 29, 2012 Patents	Sep. 29, 2012 Minimum Customer Relationships	Sep. 29, 2012 Minimum Patents	Sep. 29, 2012 Maximum Customer Relationships	Sep. 29, 2012 Maximum Patents	Sep. 29, 2012 Supplier Concentration Risk	Oct. 31, 2012 Net of underwriting fees	Oct. 31, 2012 11% Senior Subordinated Notes	Mar. 30, 2013 11% Senior Subordinated Notes	Sep. 29, 2012 11% Senior Subordinated Notes	Sep. 29, 2012 Buildings And Improvements Minimum	Sep. 29, 2012 Buildings And Improvements Maximum	Sep. 29, 2012 Machinery Equipment And Tooling Minimum	Sep. 29, 2012 Machinery Equipment And Tooling Maximum
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Stock sold in initial public offering	29,411,764
Stock sold, price per share	$ 16
Proceeds from sale of stock																		$ 444
Amount of debt extinguished	455																		455
Debt instrument, interest rate, stated percentage																			11.00%	11.00%	11.00%
Maturity date																			Sep 1, 2016	Sep 1, 2016	Sep 1, 2016
Number of operating segments				4
Concentration risk, percentage																	20.00%
Research and development expenditures				25		20	21
Stock based compensation expense				2		2	1
Shares authorized for grant				9,297,750				7,071,337
Number of shares pursuant to incentive stock options				929,775
Property, plant and equipment, useful life																						15 years	25 years	2 years	10 years
Interest costs capitalized				5		3	2
Fixed asset impairment charges				20	35	35	19
Goodwill impairment charge						165
Base volume decline						11.00%
Number of reporting segments		4		4		4
Finite intangible assets, useful life										11 years	10 years		11 years	10 years	20 years	20 years
Finite intangible assets, weighted-average life												15 years
Impairment of intangibles, finite			(17)	(17)					(37)
Accrual for customer rebates				$ 68		$ 60

Schedule Of Assumptions Used For Options Granted (Detail)	12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Oct. 02, 2010
Accounting Policies [Abstract]
Risk-free interest rate, minimum	0.60%
Risk-free interest rate, maximum	0.90%
Risk-free interest rate		1.30%	2.60%
Dividend yield	0.00%	0.00%	0.00%
Volatility factor	0.38%		0.33%
Volatility factor, minimum		0.32%
Volatility factor, maximum		0.34%
Expected option life	5 years	5 years	5 years

Activity For Allowance For Doubtful Accounts (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Oct. 02, 2010	Mar. 30, 2013
Accounting Policies [Abstract]
Allowance for doubtful accounts, beginning	$ 4	$ 4	$ 3	$ 3
Bad debt expense	1	1	2
Write-offs against allowance	(2)	(1)	(1)
Allowance for doubtful accounts, ending	$ 3	$ 4	$ 4	$ 3

Schedule Of Inventory (Detail) (USD $) In Millions, unless otherwise specified	Mar. 30, 2013	Sep. 29, 2012	Oct. 01, 2011
Accounting Policies [Abstract]
Finished goods	$ 357	$ 306	$ 338
Raw materials	253	229	240
Inventories	$ 610	$ 535	$ 578

Schedule Of Property, Plant And Equipment (Detail) (USD $) In Millions, unless otherwise specified	Mar. 30, 2013	Sep. 29, 2012	Oct. 01, 2011
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 2,300	$ 2,104
Less accumulated depreciation		1,084	854
Property, plant and equipment, net	1,242	1,216	1,250
Land, Buildings and Improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		281	268
Equipment And Construction In Progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 2,019	$ 1,836

Changes In Carrying Amount Of Goodwill (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Mar. 30, 2013
Goodwill [Line Items]
Beginning Balance	$ 1,595	$ 1,700	$ 1,633
Adjustment for income taxes		10
Foreign currency translation adjustment	2	(1)
Impairment of goodwill		(165)
Goodwill from acquisitions	29	51
Ending Balance	1,626	1,595	1,633
Rigid Open Top
Goodwill [Line Items]
Beginning Balance		682	681
Goodwill from acquisitions		(1)
Ending Balance	681	681	681
Rigid Closed Top
Goodwill [Line Items]
Beginning Balance	819	771	831
Adjustment for income taxes		6
Foreign currency translation adjustment	2	(1)
Goodwill from acquisitions	11	43
Ending Balance	832	819	831
Engineered Materials
Goodwill [Line Items]
Beginning Balance	55	134	82
Adjustment for income taxes		4
Impairment of goodwill		(88)
Goodwill from acquisitions	18	5
Ending Balance	73	55	82
Flexible Packaging
Goodwill [Line Items]
Beginning Balance		113	39
Impairment of goodwill		(77)
Goodwill from acquisitions		4
Ending Balance	$ 40	$ 40	$ 39

Schedule Of Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Mar. 30, 2013	Mar. 31, 2012	Sep. 29, 2012	Oct. 01, 2011	Oct. 02, 2010
Intangible Assets [Line Items]
Finite intangible assets, accumulated amortization, beginning balance			$ (584)	$ (502)	$ (502)	$ (396)
Write-off of fully amortized intangibles, accumulated amortization					7
Impairment of intangibles, accumulated amortization					20
Finite intangible assets, accumulated amortization, ending balance					(584)	(502)	(396)
Intangible assets, net, beginning balance			957	1,044	1,044	1,102
Adjustment for income taxes					(4)	(4)
Amortization expense	(27)	(26)	(54)	(54)	(109)	(106)	(107)
Impairment of intangibles, finite				(17)	(17)
Acquisition intangibles					43	52
Intangible assets, net, ending balance					957	1,044	1,102
Customer Relationships
Intangible Assets [Line Items]
Finite intangible assets, beginning balance					1,178	1,145
Impairment of intangibles, finite					(37)
Acquisition intangibles, finite					12	33
Finite intangible assets, ending balance					1,153	1,178
Other Intangible Assets
Intangible Assets [Line Items]
Finite intangible assets, beginning balance					82	76
Adjustment for income taxes					(4)	(4)
Write-off of fully amortized intangibles					(7)
Acquisition intangibles, finite					28	10
Finite intangible assets, ending balance					99	82
Trademarks
Intangible Assets [Line Items]
Indefinite intangible assets, beginning balance					286	277
Acquisition intangibles, indefinite					3	9
Indefinite intangible assets, ending balance					$ 289	$ 286

Schedule Of Other Comprehensive Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Oct. 02, 2010	Mar. 30, 2013
Accounting Policies [Abstract]
Beginning Balance, Currency Translation	$ (21)	$ (11)
Other Comprehensive Income (Loss), Currency Translation	6	(10)	6
Balance, Currency Translation	(15)	(21)	(11)
Beginning Balance, Defined Benefit Pension and Retiree Health Benefit Plans	(21)	(12)
Other Comprehensive Income (Loss),Defined benefit pension and retiree health benefit plans	(14)	(14)	(12)
Tax expense (benefit), Defined Benefit Pension and Retiree Health Benefit Plans	6	5
Balance, Defined Benefit Pension and Retiree Health Benefit Plans	(29)	(21)	(12)
Beginning Balance, Interest Rate Hedges	(6)
Other Comprehensive Income (Loss), Interest Rate Hedges	4	(8)
Tax expense (benefit), Interest Rate Hedges	(1)	2
Balance, Interest Rate Hedges	(3)	(6)
Beginning Balance, Accumulated Other Comprehensive Loss	(48)	(23)		(49)
Other Comprehensive Income (Loss), Accumulated Other Comprehensive Loss	(4)	(32)
Tax expense (benefit), Accumulated Other Comprehensive Loss	5	7	7
Balance, Accumulated Other Comprehensive Loss	$ (47)	$ (48)	$ (23)	$ (49)

Schedule Of Preliminary Allocation Of Purchase Price (Detail) (Rexam SBC, USD $) In Millions, unless otherwise specified	Jun. 30, 2011
Rexam SBC
Business Acquisition [Line Items]
Working capital	$ 80
Property and equipment	199
Intangible assets	43
Goodwill	60
Other long-term liabilities	(31)
Net assets acquired	$ 351

Future Maturities Of Long-Term Debt (Detail) (USD $) In Millions, unless otherwise specified	Sep. 29, 2012
Debt Disclosure [Abstract]
2013	$ 40
2014	281
2015	1,813
2016	1,035
2017	4
Thereafter	1,307
Long-term debt	$ 4,480

Schedule Of Intangible Assets, Goodwill And Deferred Costs (Detail) (USD $) In Millions, unless otherwise specified	Mar. 30, 2013	Sep. 29, 2012	Oct. 01, 2011	Oct. 02, 2010	Sep. 29, 2012 Trademarks	Oct. 01, 2011 Trademarks	Sep. 29, 2012 Customer Relationships	Oct. 01, 2011 Customer Relationships	Oct. 02, 2010 Customer Relationships	Sep. 29, 2012 Other Intangible Assets	Oct. 01, 2011 Other Intangible Assets	Oct. 02, 2010 Other Intangible Assets	Sep. 29, 2012 Minimum Trademarks	Sep. 29, 2012 Minimum Customer Relationships	Sep. 29, 2012 Minimum Other Intangible Assets	Sep. 29, 2012 Maximum Trademarks	Sep. 29, 2012 Maximum Customer Relationships	Sep. 29, 2012 Maximum Other Intangible Assets	Sep. 29, 2012 Trademarks	Oct. 01, 2011 Trademarks
Goodwill Intangible Assets And Deferred Costs [Line Items]
Deferred financing fees		$ 104	$ 104
Deferred financing fees, accumulated amortization		(51)	(39)
Deferred financing fees, net		53	65
Goodwill	1,633	1,626	1,595	1,700
Finite intangible assets					69	66	1,153	1,178	1,145	99	82	76
Indefinite intangible assets																			220	220
Finite intangible assets, accumulated amortization		(584)	(502)	(396)
Intangible assets, net		957	1,044	1,102
Total goodwill, intangible assets and deferred costs	$ 2,579	$ 2,636	$ 2,704
Finite intangible assets, amortization period													8 years	11 years	10 years	15 years	20 years	20 years

Goodwill, Intangible Assets And Deferred Costs - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Sep. 29, 2012
Goodwill Intangible Assets And Deferred Costs [Abstract]
Future amortization expense, 2013	$ 103
Future amortization expense, 2014	95
Future amortization expense, 2015	86
Future amortization expense, 2016	79
Future amortization expense, 2017	$ 68

Lease And Other Commitments And Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 29, 2012 Agreement	Oct. 01, 2011	Oct. 02, 2010
Lease And Other Commitments And Contingencies [Line Items]
New capital lease obligations	$ 45	$ 29	$ 7
Lease expirations, final year	2019
Minimum lease payments or contingent rentals	15	14
Asset retirement obligations	5	6
Rent expense from operating leases	56	59	56
Sale leaseback transaction, net proceeds	20
Sale leaseback transaction, deferred gain	$ 1
Percentage of employees covered by collective bargaining agreements	11.00%
Number of collective bargaining agreements	12
Minimum
Lease And Other Commitments And Contingencies [Line Items]
Number of employees	15,000
Scheduled For Renegotiation In Fiscal 2012
Lease And Other Commitments And Contingencies [Line Items]
Number of employees	1,200
Number of collective bargaining agreements	4

Schedule Of Future Minimum Payments For Capital And Operating Leases (Detail) (USD $) In Millions, unless otherwise specified	Sep. 29, 2012
Lease And Other Commitments And Contingencies [Abstract]
Capital Leases, 2013	$ 24
Capital Leases, 2014	20
Capital Leases, 2015	22
Capital Leases, 2016	11
Capital Leases, 2017	4
Capital Leases, Thereafter	6
Capital Leases, Total net minimum payments	87
Capital Leases, Less: amount representing interest	(17)
Capital Leases, Present value of net minimum lease payments	70
Operating Leases, 2013	46
Operating Leases, 2014	36
Operating Leases, 2015	32
Operating Leases, 2016	30
Operating Leases, 2017	26
Operating Leases, Thereafter	119
Operating Leases, Total net minimum payments	$ 289

Schedule Of Income Tax Benefit (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Mar. 30, 2013	Mar. 31, 2012	Sep. 29, 2012	Oct. 01, 2011	Oct. 02, 2010
Income Tax Disclosure [Abstract]
Current - Federal					$ (3)
Current - State						1	3
Current - Non-U.S.					4	3
Current income tax provision					1	4	3
Deferred - Federal					3	(57)	(38)
Deferred - State					(1)	7	(11)
Deferred - Non-U.S.					(1)	(1)	(3)
Deferred income tax benefit			(3)	(17)	1	(51)	(52)
Expense (benefit) for income taxes	$ 2	$ 4	$ (3)	$ (15)	$ 2	$ (47)	$ (49)

Components Of Net Deferred Income Tax Liability (Detail) (USD $) In Millions, unless otherwise specified	Sep. 29, 2012	Oct. 01, 2011
Income Tax Disclosure [Abstract]
Allowance for doubtful accounts	$ 4	$ 4
Deferred gain on sale-leaseback	15	15
Accrued liabilities and reserves	60	58
Inventories	8	8
Net operating loss carryforward	393	406
Alternative minimum tax (AMT) credit carryforward	9	8
Other	6	15
Total deferred tax assets	495	514
Valuation allowance	(51)	(43)
Total deferred tax assets, net of valuation allowance	444	471
Property and equipment	190	143
Intangible assets	322	347
Debt extinguishment	132	132
Other	1	4
Total deferred tax liabilities	645	626
Net deferred tax liability	$ (201)	$ (155)

Activity Related To Gross Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011
Income Tax Disclosure [Abstract]
Beginning unrecognized tax benefits	$ 33	$ 34
Gross increases - tax positions in prior periods	2	3
Gross decreases - tax positions in prior periods	(25)	(4)
Gross increases - from acquisitions		2
Gross increases - current period tax positions		1
Settlements		(2)
Lapse of statue of limitations	(2)	(1)
Ending unrecognized tax benefits	$ 8	$ 33

Retirement Plan - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 29, 2012 Item	Oct. 01, 2011	Oct. 02, 2010
Retirement Plan [Line Items]
Number of defined contribution plans	2
Defined contribution plan expense	$ 7	$ 6	$ 6
Number of multiemployer plans	1
Net unrealized defined benefit losses in accumulated other comprehensive loss	53
Amount expected to be amortized from accumulated other comprehensive loss in 2013	2
Assumed health care cost trend rate	7.00%
Plan assets	129	109
Growth Investments
Retirement Plan [Line Items]
Target allocation for plan assets, minimum	40.00%
Target allocation for plan assets, maximum	50.00%
Fixed Income Investments
Retirement Plan [Line Items]
Target allocation for plan assets, minimum	40.00%
Target allocation for plan assets, maximum	50.00%
Other Asset Categories
Retirement Plan [Line Items]
Target allocation for plan assets, minimum	5.00%
Target allocation for plan assets, maximum	10.00%
Plan assets		6
10 1/4% Senior Subordinated Notes
Retirement Plan [Line Items]
Plan assets	11	11
Debt instrument, interest rate	10.25%	10.25%
Defined Benefit Pension Plans
Retirement Plan [Line Items]
Number of defined benefit plans	6
PBO	207	179	175
Plan assets	129	109	112
Foreign Pension Plans, Defined Benefit
Retirement Plan [Line Items]
PBO	$ 3

Schedule Of Projected Benefit Obligations And Change In Fair Value Of Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011
Defined Benefit Plan Disclosure [Line Items]
Service cost
Interest cost	8	9
Plan assets at beginning of period	109
Plan assets at end of period	129	109
Defined Benefit Pension Plans
Defined Benefit Plan Disclosure [Line Items]
PBO at beginning of period	179	175
Service cost
Interest cost	8	8
Actuarial loss (gain)	29	4
Benefits paid	(9)	(8)
PBO at end of period	207	179
Plan assets at beginning of period	109	112
Actual return on plan assets	20	(2)
Company contributions	9	7
Benefits paid	(9)	(8)
Plan assets at end of period	129	109
Net amount recognized	(78)	(70)
Retiree Health Plan
Defined Benefit Plan Disclosure [Line Items]
PBO at beginning of period	4	4
Service cost
Interest cost
Actuarial loss (gain)
Benefits paid	(1)
PBO at end of period	3	4
Plan assets at beginning of period
Actual return on plan assets
Company contributions	1
Benefits paid	(1)
Plan assets at end of period
Net amount recognized	$ (3)	$ (4)

Weighted Average Assumptions Used To Determine Benefit Obligation And Benefit Cost (Detail)	12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011
Retiree Health Plan
Defined Benefit Plan Disclosure [Line Items]
Discount rate for benefit obligation	2.40%	4.50%
Discount rate for net benefit cost	4.50%	5.00%
Expected return on plan assets for net benefit costs	8.00%	8.00%
Defined Benefit Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate for benefit obligation	3.60%	4.40%
Discount rate for net benefit cost	4.40%	4.80%
Expected return on plan assets for net benefit costs	8.00%	8.00%

Schedule Of Plan Asset Fair Values (Detail) (USD $) In Millions, unless otherwise specified	Sep. 29, 2012	Oct. 01, 2011
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 129	$ 109
Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4	4
U S Large Cap Comingled Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	40	28
U S Mid Cap Equity Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	13	10
U S Small Cap Equity Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	7	5
International Equity Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	13	11
Real Estate Equity Investment Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4	3
Corporate Bond Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	37	30
Guaranteed Investment Account
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	11	12
Other Asset Categories
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		6
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	41	39
Level 1 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4	4
Level 1 | U S Mid Cap Equity Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	13	10
Level 1 | U S Small Cap Equity Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	7	5
Level 1 | International Equity Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	13	11
Level 1 | Real Estate Equity Investment Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4	3
Level 1 | Other Asset Categories
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		6
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	77	58
Level 2 | U S Large Cap Comingled Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	40	28
Level 2 | Corporate Bond Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	37	30
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	11	12
Level 3 | Guaranteed Investment Account
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 11	$ 12

Schedule Of Expected Benefit Payments (Detail) (USD $) In Millions, unless otherwise specified	Sep. 29, 2012
Retiree Health Plan
Defined Benefit Plan Disclosure [Line Items]
2013	$ 1
2018-2022	1
Defined Benefit Pension Plans
Defined Benefit Plan Disclosure [Line Items]
2013	10
2014	10
2015	10
2016	10
2017	10
2018-2022	$ 55

Schedule Of Net Pension And Retiree Health Benefit Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011
Compensation and Retirement Disclosure [Abstract]
Service cost
Interest cost	8	9
Amortization	2	1
Expected return on plan assets	(8)	(9)
Net periodic benefit cost	$ 2	$ 1

Schedule Of Defined Benefit Pension Plan Asset Allocations (Detail)	Sep. 29, 2012	Oct. 01, 2011
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plan asset allocation	100.00%	100.00%
Equity Securities And Equity-Like Instruments
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plan asset allocation	59.00%	53.00%
Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plan asset allocation	29.00%	32.00%
Other Asset Categories
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plan asset allocation	12.00%	15.00%

Schedule Of Estimated Costs For Restructuring Programs (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Sep. 29, 2012
Restructuring Cost and Reserve [Line Items]
Expected Total Costs	$ 190
Cumulative charges through Fiscal 2012	188
To be Recognized in Future	2
Employee Severance And Benefits
Restructuring Cost and Reserve [Line Items]
Expected Total Costs	34
Cumulative charges through Fiscal 2012	34
Facilities Exit Costs And Other
Restructuring Cost and Reserve [Line Items]
Expected Total Costs	52
Cumulative charges through Fiscal 2012	50
To be Recognized in Future	2
Asset Impairment
Restructuring Cost and Reserve [Line Items]
Expected Total Costs	100
Cumulative charges through Fiscal 2012	100
Other Restructuring
Restructuring Cost and Reserve [Line Items]
Expected Total Costs	4
Cumulative charges through Fiscal 2012	$ 4

Related Party Transactions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Oct. 02, 2010
Related Party Transaction [Line Items]
Potential management fee	$ 3
Potential management fee as a percentage of EBITDA	1.25%
Transaction fee received	5
Interest expense on debt acquired by related parties and affiliates	2		8
Apollo And Graham
Related Party Transaction [Line Items]
Management fee	9	9	8
Entities Affiliated With Apollo
Related Party Transaction [Line Items]
Management fee	8	6
Entities Affiliated With Graham
Related Party Transaction [Line Items]
Management fee	$ 1

Stockholders' Equity - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Oct. 02, 2010	Dec. 30, 2006
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for grant	9,297,750			7,071,337
Additional shares authorized for grant			5,267,500
Term of plan	10 years
Rate of exercise price per share increase per year	15.00%
Vesting period	5 years
Stock based compensation expense	$ 2	$ 2	$ 1
Redeemable shares	23	16
Parent Company
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Redeemable shares	$ 23	$ 16

Schedule Of Stock Option Activity (Detail) (USD $)	12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011
Stockholders' Equity Note [Abstract]
Options outstanding, beginning of period	10,826,232	10,614,883
Options granted	695,898	1,552,418
Options exercised or cash settled	(175,412)
Options forfeited or cancelled	(605,628)	(1,341,069)
Options outstanding, end of period	10,741,090	10,826,232
Range of exercise price, lower limit	$ 3.04	$ 3.04
Range of exercise price, upper limit	$ 15.04	$ 9.21
Options exercisable at end of period	7,327,612	7,318,346
Options available for grant at period end	1,597,240	1,512,606
Weighted average fair value of options granted during period	$ 2.71	$ 1.88
Options outstanding, beginning of period, weighted average exercise price	$ 7.7	$ 7.78
Options granted, weighted average exercise price	$ 10.57	$ 6.13
Options exercised or cash settled, weighted average exercise price	$ 7.33
Options forfeited or cancelled, weighted average exercise price	$ 7.43	$ 7.94
Options outstanding, end of period, weighted average exercise price	$ 7.76	$ 7.7

Fair value Assumptions Used For Options Granted (Detail)	12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Oct. 02, 2010
Accounting Policies [Abstract]
Risk-free interest rate, minimum	0.60%
Risk-free interest rate, maximum	0.90%
Risk-free interest rate		1.30%	2.60%
Dividend yield	0.00%	0.00%	0.00%
Volatility factor	0.38%		0.33%
Volatility factor, minimum		0.32%
Volatility factor, maximum		0.34%
Expected option life	5 years	5 years	5 years

Summary Of Options Outstanding By Exercise Price Range (Detail) (USD $)	12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011
Stockholders' Equity Note [Abstract]
Range of exercise price, lower limit	$ 3.04	$ 3.04
Range of exercise price, upper limit	$ 15.04	$ 9.21
Number outstanding	10,741,090
Weighted average remaining contractual life	5 years
Weighted average exercise price	$ 7.76
Number exercisable	7,327,612	7,318,346

Quarterly Financial Data (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended											6 Months Ended		12 Months Ended
	Mar. 30, 2013	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011		Jul. 02, 2011	Apr. 02, 2011	Jan. 01, 2011		Mar. 30, 2013	Mar. 31, 2012	Sep. 29, 2012	Oct. 01, 2011	Oct. 02, 2010
Quarterly Financial Data
Net sales	$ 1,150	$ 1,204	$ 1,242	$ 1,183	$ 1,137	$ 1,229	[1]	$ 1,187	$ 1,104	$ 1,041	[2]	$ 2,222	$ 2,320	$ 4,766	$ 4,561	$ 4,257
Cost of sales		977	1,028	972	972	1,037	[1]	1,000	939	902	[2]
Gross profit		227	214	211	165	192	[1]	187	165	139	[2]
Net Income (loss)	$ 1	$ 22	$ 9	$ 2	$ (31)	$ (192)	[1]	$ (5)	$ (19)	$ (83)	[2]	$ (9)	$ (29)	$ 2	$ (299)	$ (113)

[1]	(a) Includes a goodwill impairment charge of $165 in fiscal 2011
[2]	(b) Includes a loss on extinguishment of debt of $68 in fiscal 2011

Quarterly Financial Data (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 30, 2013	Jan. 01, 2011	Mar. 30, 2013	Sep. 29, 2012	Oct. 01, 2011	Oct. 02, 2010
Quarterly Financial Data
Goodwill impairment charge					$ 165
Loss on extinguishment of debt	$ (48)	$ 68	$ (64)	$ 1	$ 4	$ 13

Subsequent Events - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended			1 Months Ended		3 Months Ended	12 Months Ended	1 Months Ended					12 Months Ended
	Oct. 31, 2012	Sep. 29, 2012	Dec. 30, 2006	Oct. 31, 2012 Net of underwriting fees	Oct. 31, 2012 11% Senior Subordinated Notes	Mar. 30, 2013 11% Senior Subordinated Notes	Sep. 29, 2012 11% Senior Subordinated Notes	Oct. 31, 2012 Subsequent Event	Oct. 31, 2012 Subsequent Event Minimum	Oct. 31, 2012 Subsequent Event Maximum	Oct. 31, 2012 Subsequent Event Net of underwriting fees	Oct. 31, 2012 Subsequent Event 11% Senior Subordinated Notes	Sep. 29, 2012 Subsequent Event 11% Senior Subordinated Notes
Subsequent Events [Line Items]
Stock sold in initial public offering	29,411,764							29,411,764
Stock sold, price per share	$ 16							$ 16
Proceeds from sale of stock				$ 444							$ 444
Amount of debt extinguished	455				455							455
Debt instrument, interest rate, stated percentage					11.00%	11.00%	11.00%						11.00%
Maturity date					Sep 1, 2016	Sep 1, 2016	Sep 1, 2016						Sep 15, 2016
Percentage of income tax used in income tax receivable agreement								85.00%
Expected payment related to income tax receivable agreement									$ 300	$ 350
Shares authorized for grant		9,297,750	7,071,337
Number of shares pursuant to incentive stock options		929,775